UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21475

                                                             RBC Funds Trust

(Exact name of registrant as specified in charter)

100 South Fifth Street, Suite 2300

Minneapolis, MN 55402-1240

(Address of principal executive offices) (Zip code)

Lee Greenhalgh, Esq.

RBC Plaza

60 South Sixth Street

                                                     Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:            (612) 313-1341

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Growth Fund

June 30, 2010 (Unaudited)

Shares		Value
Common Stocks — 96.62%
Consumer Discretionary — 13.31%
8,200	Capella Education Co.*	$667,070
29,400	Fossil, Inc.*	1,020,180
20,100	Guess?, Inc.	627,924
56,160	LKQ Corp.*	1,082,765
12,200	Panera Bread Co., Class A*	918,538
22,700	Ross Stores, Inc.	1,209,683
19,350	Tractor Supply Co.	1,179,769
20,100	WMS Industries, Inc.*	788,925

		7,494,854

Consumer Staples — 3.71%
10,100	Church & Dwight Co., Inc.	633,371
10,400	Ralcorp Holdings, Inc.*	569,920
29,700	United Natural Foods, Inc.*	887,436

		2,090,727

Energy — 4.39%
15,100	Dril-Quip, Inc.*	664,702
12,390	Oceaneering International, Inc.*	556,311
17,400	Oil States International, Inc.*	688,692
13,900	Unit Corp.*	564,201

		2,473,906

Financials — 6.64%
16,500	Eaton Vance Corp.	455,565
18,300	Federated Investors, Inc., Class B	378,993
33,200	HCC Insurance Holdings, Inc.	822,032
28,800	Knight Capital Group, Inc., Class A*	397,152
34,100	Raymond James Financial, Inc.	841,929
39,300	Tower Group, Inc.	846,129

		3,741,800

Health Care — 24.65%
55,100	Bruker Corp.*	670,016
33,700	Catalyst Health Solutions, Inc.*	1,162,650
10,400	Cerner Corp.*	789,256
12,200	Charles River Laboratories International, Inc.*	417,362
22,600	Edwards Lifesciences Corp.*	1,266,052
13,000	Gen-Probe, Inc.*	590,460
18,600	Henry Schein, Inc.*	1,021,140
14,800	IDEXX Laboratories, Inc.*	901,320
15,600	Integra LifeSciences Holdings Corp.*	577,200
7,800	Laboratory Corp of America Holdings*	587,730
18,300	Meridian Bioscience, Inc.	311,100
6,900	Mettler-Toledo International, Inc.*	770,247
16,900	MWI Veterinary Supply, Inc.*	849,394

1

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Growth Fund (cont.)

June 30, 2010 (Unaudited)

Shares		Value
14,800	NuVasive, Inc.*	$524,808
19,200	Parexel International Corp.*	416,256
11,300	Perrigo Co.	667,491
21,800	Pharmaceutical Product Development, Inc.	553,938
10,400	Varian Medical Systems, Inc.*	543,712
12,200	Waters Corp.*	789,340
13,000	West Pharmaceutical Services, Inc.	474,370

		13,883,842

Industrials — 16.52%
10,400	Alliant Techsystems, Inc.*	645,424
22,700	AMETEK, Inc.	911,405
16,520	Donaldson Co., Inc.	704,578
10,380	Expeditors International of Washington, Inc.	358,214
6,900	Flowserve Corp.	585,120
11,740	Huron Consulting Group, Inc.*	227,873
12,200	Jacobs Engineering Group, Inc.*	444,568
13,000	Landstar System, Inc.	506,870
18,300	MSC Industrial Direct Co., Class A	927,078
15,490	Roper Industries, Inc.	866,820
14,000	Stericycle, Inc.*	918,120
13,000	Teledyne Technologies, Inc.*	501,540
15,700	Towers Watson & Co., Class A	609,945
15,600	Waste Connections, Inc.*	544,284
21,800	Woodward Governor Co.	556,554

		9,308,393

Information Technology — 24.53%
30,400	Akamai Technologies, Inc.*	1,233,328
32,800	Altera Corp.	813,768
15,820	ANSYS, Inc.*	641,817
27,810	Autodesk, Inc.*	677,452
14,800	Comtech Telecommunications Corp.*	442,964
47,700	Cybersource Corp.*	1,217,781
25,200	Digital River, Inc.*	602,532
14,840	Dolby Laboratories, Inc., Class A*	930,320
21,000	F5 Networks, Inc.*	1,439,970
18,300	Global Payments, Inc.	668,682
30,700	Logitech International SA*	411,687
10,400	Mantech International Corp., Class A*	442,728
19,850	Microchip Technology, Inc.	550,639
26,100	MICROS Systems, Inc.*	831,807
18,300	National Instruments Corp.	581,574
18,300	Open Text Corp.*	686,982
40,400	Riverbed Technology, Inc.*	1,115,848
25,300	Synopsys, Inc.*	528,011

		13,817,890

2

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Growth Fund (cont.)

June 30, 2010 (Unaudited)

Shares		Value
Materials — 2.87%
13,900	AptarGroup, Inc.	$525,698
12,200	Reliance Steel & Aluminum Co.	441,030
13,000	Sigma-Aldrich Corp.	647,790

		1,614,518

Total Common Stocks		54,425,930

(Cost $49,684,121)
Investment Company — 2.95%
1,663,579	JPMorgan Prime Money Market Fund	1,663,579

Total Investment Company		1,663,579

(Cost $1,663,579)

Total Investments		$56,089,509
(Cost $51,347,700)(a) — 99.57%
Other assets in excess of liabilities — 0.43%		241,761

NET ASSETS — 100.00%		$56,331,270

*	Non-income producing security.
(a)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to schedules of portfolio investments.

3

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

June 30, 2010 (Unaudited)

Shares		Value
Common Stocks — 96.13%
Consumer Discretionary — 17.39%
441,378	Benihana, Inc., Class A*	$2,612,958
58,100	Books-A-Million, Inc.	349,762
160,250	Cache, Inc.*	910,220
887,073	Casual Male Retail Group, Inc.*	3,033,790
59,400	CKE Restaurants, Inc.	744,282
39,300	Delta Apparel, Inc.*	573,780
109,600	Furniture Brands International, Inc.*	572,112
83,630	Mac-Gray Corp.	931,638
151,191	Movado Group, Inc.*	1,614,720
176,400	RG Barry Corp.	1,945,692
292,956	Steinway Musical Instruments*	5,211,687
27,150	Tefron Ltd.*	35,295
256,700	Universal Electronics, Inc.*	4,268,921

		22,804,857

Energy — 2.62%
20,100	Goodrich Petroleum Corp.*	241,200
28,000	Gulf Island Fabrication, Inc.	434,560
94,800	Gulfport Energy Corp.*	1,124,328
19,954	OYO Geospace Corp.*	967,370
54,300	Tesco Corp.*	666,804

		3,434,262

Financials — 10.52%
301,300	Asta Funding, Inc.	2,973,831
96,100	Boston Private Financial Holdings, Inc.	617,923
91,059	CoBiz Financial, Inc.	600,079
194,900	Compass Diversified Holdings	2,613,609
65,000	Cypress Sharpridge Investments, Inc. REIT	822,900
68,800	Firstcity Financial Corp.*	458,208
32,000	LaSalle Hotel Properties REIT	658,240
34,626	Mercantile Bank Corp.	185,942
95,389	MetroCorp Bancshares, Inc.*	268,043
100,700	National Interstate Corp.	1,995,874
60,374	Northrim BanCorp, Inc.	934,589
108,900	SWS Group, Inc.	1,034,550
50,000	Washington Banking Co.	639,500

		13,803,288

Health Care — 9.55%
48,400	America Service Group, Inc.	832,480
92,000	Exactech, Inc.*	1,571,360
8,032	HMS Holdings Corp.*	435,495
139,400	Kensey Nash Corp.*	3,305,174
16,400	Landauer, Inc.	998,432
55,200	LHC Group, Inc.*	1,531,800
94,300	Meridian Bioscience, Inc.	1,603,100

4

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

June 30, 2010 (Unaudited)

Shares		Value
73,100	Symmetry Medical, Inc.*	$770,474
87,500	US Physical Therapy, Inc.*	1,477,000

		12,525,315

Industrials — 20.99%
65,900	Acacia Research - Acacia Technologies*	937,757
111,456	Allied Defense Group, Inc. (The)*	421,304
126,700	AZZ, Inc.	4,658,759
613,000	C&D Technologies, Inc.*	540,114
290,225	Columbus McKinnon Corp.*	4,054,443
185,000	Eagle Bulk Shipping, Inc.*	780,700
61,200	Ennis, Inc.	918,612
83,200	Greenbrier Cos., Inc.*	931,840
26,900	Hurco Cos, Inc.*	399,465
70,000	Kimball International, Inc., Class B	387,100
466,894	LaBarge, Inc.*	5,327,261
97,300	NN, Inc.*	486,500
133,333	OceanFreight, Inc.*	113,333
31,200	Old Dominion Freight Line, Inc.*	1,096,368
152,700	Orion Marine Group, Inc.*	2,168,340
406,000	PGT, Inc.*	1,043,420
38,073	Powell Industries, Inc.*	1,040,916
63,674	Standard Parking Corp.*	1,007,959
16,100	Sun Hydraulics Corp.	377,706
135,800	TBS International PLC, Class A*	832,454

		27,524,351

Information Technology — 25.35%
186,682	Aspen Technology, Inc.*	2,032,967
84,974	Computer Task Group, Inc.*	548,932
93,577	Comtech Telecommunications Corp.*	2,800,760
274,002	DivX, Inc.*	2,098,855
205,200	EMS Technologies, Inc.*	3,082,104
124,000	Interactive Intelligence, Inc.*	2,037,320
524,238	Lionbridge Technologies, Inc.*	2,395,768
434,500	NIC, Inc.	2,785,145
463,411	Sonic Solutions, Inc.*	3,869,482
440,972	Spectrum Control, Inc.*	6,164,788
129,300	Tyler Technologies, Inc.*	2,006,736
241,900	Xyratex Ltd.*	3,422,885

		33,245,742

Materials — 7.33%
467,116	Intertape Polymer Group, Inc.*	977,160
97,000	Koppers Holdings, Inc.	2,180,560
179,800	Landec Corp.*	1,059,022
294,900	Omnova Solutions, Inc.*	2,303,169
187,088	Universal Stainless & Alloy*	2,991,537

5

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

June 30, 2010 (Unaudited)

Shares		Value
453,300	US Concrete, Inc.*	$104,259

		9,615,707

Utilities — 2.38%
88,700	Central Vermont Public Service Corp.	1,750,938
65,800	Unitil Corp.	1,375,878

		3,126,816

Total Common Stocks		126,080,338

(Cost $127,398,690)
Exchange Traded Fund — 1.91%
108,500	SPDR KBW Regional Banking	2,505,265

Total Exchange Traded Fund		2,505,265

(Cost $2,781,485)
Investment Company — 1.89%
2,471,916	JPMorgan Prime Money Market Fund	2,471,916

Total Investment Company		2,471,916

(Cost $2,471,916)

Total Investments		$131,057,519
(Cost $132,652,091)(a) — 99.93%

Other assets in excess of liabilities — 0.07%		95,543

NET ASSETS — 100.00%		$131,153,062

*	Non-income producing security.
(a)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

6

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

June 30, 2010 (Unaudited)

Shares		Value
Common Stocks — 98.19%
Consumer Discretionary — 15.42%
76,019	Benihana, Inc., Class A*	$450,032
296,800	Casual Male Retail Group, Inc.*	1,015,056
23,300	Dress Barn, Inc.*	554,773
16,500	Drew Industries, Inc.*	333,300
35,500	Furniture Brands International, Inc.*	185,310
5,600	Jo-Ann Stores, Inc.*	210,056
18,200	Movado Group, Inc.*	194,376
62,707	Steinway Musical Instruments*	1,115,558
13,750	Steven Madden Ltd.*	433,400
42,800	True Religion Apparel, Inc.*	944,596
52,023	Universal Electronics, Inc.*	865,142

		6,301,599

Consumer Staples — 3.78%
8,700	Alberto-Culver Co.	235,683
31,600	Nash Finch Co.	1,079,456
27,900	Sally Beauty Holdings, Inc.*	228,780

		1,543,919

Energy — 4.52%
2,500	CARBO Ceramics, Inc.	180,475
30,200	Georesources, Inc.*	420,686
16,300	Tesco Corp.*	200,164
15,700	Willbros Group, Inc.*	116,180
35,900	World Fuel Services Corp.	931,246

		1,848,751

Financials — 11.41%
32,100	Amerisafe, Inc.*	563,355
54,000	Ares Capital Corp.	676,620
55,027	Asta Funding, Inc.	543,117
68,100	Compass Diversified Holdings	913,221
14,900	Cypress Sharpridge Investments, Inc. REIT	188,634
25,725	Delphi Financial Group, Inc., Class A	627,947
8,200	LaSalle Hotel Properties REIT	168,674
8,500	ProAssurance Corp.*	482,460
21,500	SeaBright Insurance Holdings, Inc.	203,820
23,700	SWS Group, Inc.	225,150
4,072	Trico Bancshares	68,939

		4,661,937

Health Care — 10.23%
13,800	Amedisys, Inc.*	606,786
12,000	Emergency Medical Services Corp., Class A*	588,360
15,500	Invacare Corp.	321,470

7

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

June 30, 2010 (Unaudited)

Shares		Value
11,000	Kinetic Concepts, Inc.*	$401,610
15,800	Meridian Bioscience, Inc.	268,600
46,975	PSS World Medical, Inc.*	993,521
30,800	Symmetry Medical, Inc.*	324,632
18,500	West Pharmaceutical Services, Inc.	675,065

		4,180,044

Industrials — 24.43%
99,100	ACCO Brands Corp.*	494,509
6,400	American Science & Engineering, Inc.	487,744
16,100	Atlas Air Worldwide Holdings, Inc.*	764,750
28,700	AZZ, Inc.	1,055,299
202,500	C&D Technologies, Inc.*	178,423
13,700	Chart Industries, Inc.*	213,446
61,200	Columbus McKinnon Corp.*	854,964
12,400	Forward Air Corp.	337,900
33,500	Gardner Denver, Inc.	1,493,765
37,500	Greenbrier Cos., Inc.*	420,000
15,500	II-VI, Inc.*	459,265
40,600	Insteel Industries, Inc.	471,772
70,400	Interface, Inc., Class A	756,096
36,900	Knoll, Inc.	490,401
13,900	LB Foster Co., Class A*	360,288
9,300	Old Dominion Freight Line, Inc.*	326,802
8,878	Powell Industries, Inc.*	242,724
4,500	Sun Hydraulics Corp.	105,570
11,700	Wabtec Corp.	466,713

		9,980,431

Information Technology — 20.80%
43,900	ADC Telecommunications, Inc.*	325,299
46,500	Aspen Technology, Inc.*	506,385
11,900	Checkpoint Systems, Inc.*	206,584
21,100	Comtech Telecommunications Corp.*	631,523
71,624	DivX, Inc.*	548,640
30,300	EMS Technologies, Inc.*	455,106
20,200	InterDigital, Inc.*	498,738
58,200	NIC, Inc.	373,062
45,100	Skyworks Solutions, Inc.*	757,229
115,942	Sonic Solutions, Inc.*	968,116
100,500	Spectrum Control, Inc.*	1,404,990
30,900	STEC, Inc.*	388,104
27,800	Tyler Technologies, Inc.*	431,456
70,800	Xyratex Ltd.*	1,001,820

		8,497,052

Materials — 5.50%
59,900	Intertape Polymer Group, Inc.*	125,305

8

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

June 30, 2010 (Unaudited)

Shares		Value
29,200	Koppers Holdings, Inc.	$656,416
59,300	Omnova Solutions, Inc.*	463,133
12,600	Rockwood Holdings, Inc.*	285,894
44,900	Universal Stainless & Alloy*	717,951

		2,248,699

Utilities — 2.10%
9,900	Energen Corp.	438,867
13,900	Unisource Energy Corp.	419,502

		858,369

Total Common Stocks		40,120,801

(Cost $33,519,008)

Investment Company — 1.61%
657,843	JPMorgan Prime Money Market Fund	657,843

Total Investment Company		657,843

(Cost $657,843)

Total Investments		$40,778,644
(Cost $34,176,851)(a) — 99.80%

Other assets in excess of liabilities — 0.20%		79,965

NET ASSETS — 100.00%		$40,858,609

*	Non-income producing security.
(a)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

9

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

June 30, 2010 (Unaudited)

Shares		Value
Common Stocks — 98.40%
Consumer Discretionary — 21.60%
96,000	Adams Golf, Inc.*	$349,440
2,800	Allen Organ Co.(a)(b)	0
29,800	Ambassadors International, Inc.*	14,006
27,500	America’s Car-Mart, Inc.*	622,325
53,000	Arctic Cat, Inc.*	482,830
50,000	Asbury Automotive Group, Inc.*	527,000
86,000	Audiovox Corp., Class A*	632,100
90,000	Bakers Footwear Group, Inc.*	66,600
69,000	Benihana, Inc., Class A*	408,480
69,000	Bluegreen Corp.*	207,690
46,000	Books-A-Million, Inc.	276,920
15,127	Bowl America, Inc., Class A	213,291
43,000	Brookfield Homes Corp.*	289,820
72,000	Build-A-Bear Workshop, Inc.*	488,160
44,000	Carriage Services, Inc.*	205,040
45,000	Cobra Electronics Corp.*	90,900
21,000	Core-Mark Holding Co., Inc.*	575,400
99,000	Craftmade International, Inc.*	603,900
32,000	CSS Industries, Inc.	528,000
42,000	Delta Apparel, Inc.*	613,200
56,000	Dixie Group, Inc.*	206,080
36,000	Dorman Products, Inc.*	731,880
17,500	Duckwall-ALCO Stores, Inc.*	256,375
84,000	Emmis Communications Corp., Class A*	184,800
21,000	Entercom Communications Corp., Class A*	185,220
56,000	Finish Line, Inc. (The), Class A	780,080
56,000	Flexsteel Industries	616,000
57,000	Fred’s, Inc., Class A	630,420
31,000	Gaiam, Inc., Class A	188,170
85,000	Golfsmith International Holdings, Inc.*	284,750
22,000	Group 1 Automotive, Inc.*	517,660
26,000	Hampshire Group Ltd.*	125,840
89,000	Hastings Entertainment, Inc.*	681,740
27,000	Helen of Troy Ltd.*	595,620
31,000	Hooker Furniture Corp.	330,460
50,000	HOT Topic, Inc.	254,000
65,000	Isle of Capri Casinos, Inc.*	601,900
15,000	J Alexander’s Corp.*	73,200
52,000	Jakks Pacific, Inc.*	747,760
29,000	Johnson Outdoors, Inc., Class A*	326,250
11,000	Jos. A. Bank Clothiers, Inc.*	593,890
82,000	Journal Communications, Inc., Class A*	325,540
58,310	Lakeland Industries, Inc.*	534,120
22,000	Landry’s Restaurants, Inc.*	538,120
95,270	Lazare Kaplan International, Inc.*(b)	238,175

10

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2010 (Unaudited)

Shares		Value
70,000	La-Z-Boy, Inc.*	$520,100
31,000	Lifetime Brands, Inc.*	453,220
25,000	Lithia Motors, Inc., Class A*	154,500
91,000	Luby’s, Inc.*	350,350
36,000	Mac-Gray Corp.	401,040
28,000	Marcus Corp.	264,880
43,000	MarineMax, Inc.*	298,420
64,000	McCormick & Schmick’s Seafood Restaurants, Inc.*	477,440
7,500	McRae Industries, Inc., Class A	86,850
26,000	Media General, Inc., Class A*	253,760
31,000	Meritage Homes Corp.*	504,680
21,300	Mestek, Inc.*	213,000
39,000	Modine Manufacturing Co.*	299,520
82,000	Morton’s Restaurant Group, Inc.*	424,760
59,400	Movado Group, Inc.*	634,392
18,300	Nobel Learning Communities, Inc.*	107,970
10,300	Nobility Homes, Inc.*	91,464
32,000	O’Charleys, Inc.*	169,600
41,000	Orleans Homebuilders, Inc.*	6,150
42,350	Perry Ellis International, Inc.*	855,470
135,000	Point.360*	216,000
90,600	Radio One, Inc., Class D*	115,968
34,000	RC2 Corp.*	547,740
56,000	Red Lion Hotels Corp.*	334,320
37,550	Rex Stores Corp.*	600,800
40,000	Rocky Brands, Inc.*	255,600
85,000	Ruby Tuesday, Inc.*	722,500
20,000	Saga Communications, Inc., Class A*	477,600
45,150	Salem Communications Corp., Class A*	167,506
90,000	Shiloh Industries, Inc.*	761,400
49,000	Stage Stores, Inc.	523,320
75,000	Standard Motor Products, Inc.	605,250
44,000	Stein Mart, Inc.*	274,120
26,000	Steinway Musical Instruments*	462,540
103,000	Stewart Enterprises, Inc., Class A	557,230
16,000	Stoneridge, Inc.*	121,440
17,000	Strattec Security Corp.*	375,700
30,000	Superior Industries International, Inc.	403,200
43,000	Syms Corp.*	303,150
51,000	Systemax, Inc.*	768,570
150,000	Trans World Entertainment Corp.*	255,000
50,000	Tuesday Morning Corp.*	199,500
22,000	Walking Co. Holdings, Inc. (The)*	22,000
13,400	Weyco Group, Inc.	305,252

		33,686,424

Consumer Staples — 3.67%
19,600	Andersons, Inc. (The)	638,764

11

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2010 (Unaudited)

Shares		Value
80,000	Central Garden and Pet Co.*	$760,800
36,000	Chiquita Brands International, Inc.*	437,400
55,000	Elizabeth Arden, Inc.*	798,600
52,000	Ingles Markets, Inc., Class A	782,600
143,000	ML Macadamia Orchards LP*	350,350
10,000	Nash Finch Co.	341,600
69,000	Omega Protein Corp.*	276,690
54,000	Prestige Brands Holdings, Inc.*	382,320
22,000	Spartan Stores, Inc.	301,840
91,000	Tasty Baking Co.	657,020

		5,727,984

Energy — 3.72%
44,000	Bronco Drilling Co., Inc.*	147,400
36,000	Calumet Specialty Products Partners LP	636,480
31,000	Constellation Energy Partners LLC	99,200
17,296	Enbridge Energy Management LLC*	882,078
19,000	EV Energy Partner LP	592,800
98,000	Harvest Natural Resources, Inc.*	722,260
47,000	Knightsbridge Tankers Ltd.	826,730
18,000	Lufkin Industries, Inc.	701,820
106,000	Newpark Resources, Inc.*	641,300
14,600	PHI, Inc.*	219,730
20,000	PHI, Inc., Non voting*	281,800
110,300	Trico Marine Services, Inc.*	55,150
78,570	VeraSun Energy Corp.*	259

		5,807,007

Financials — 20.97%
70,000	21st Century Holding Co.*	263,900
40,000	Affirmative Insurance Holdings, Inc.*	159,600
100,000	American Equity Investment Life Holding Co.	1,032,000
75,000	American Independence Corp.*	382,500
19,000	American Safety Insurance Holdings Ltd.*	298,680
69,191	Ameris Bancorp	668,383
92,000	Asta Funding, Inc.	908,040
21,000	Baldwin & Lyons, Inc., Class B	441,210
14,500	Bancinsurance Corp.*	87,000
70,600	Bancorp, Inc.*	552,798
65,600	Banner Corp.	129,888
100,000	Beverly Hills Bancorp, Inc.*	2,100
50,000	California First National Bancorp	617,000
21,000	Camco Financial Corp.*	52,710
5,200	Capital Southwest Corp.	457,132
38,000	Capitol Bancorp Ltd.*	48,260
44,000	Central Pacific Financial Corp.*	66,000
25,000	Citizens South Banking Corp.	130,000
48,150	Citizens, Inc.*	320,679

12

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2010 (Unaudited)

Shares		Value
133,000	Consumer Portfolio Services*	$183,540
41,037	Crawford & Co., Class B*	129,677
43,777	Donegal Group, Inc., Class A	538,019
12,444	Donegal Group, Inc., Class B	179,691
75,040	Dynex Capital, Inc. REIT	692,619
31,000	EMC Insurance Group, Inc.	679,830
34,300	First Defiance Financial Corp.	306,642
11,000	First Financial Corp.	283,910
45,400	First Financial Holdings, Inc.	519,830
58,000	First Industrial Realty Trust, Inc. REIT*	279,560
54,000	First Merchants Corp.	457,920
10,039	First Niagara Financial Group, Inc.	125,789
47,200	First Pactrust Bancorp, Inc.	374,768
38,000	First Place Financial Corp.*	114,000
42,000	First State Bancorp*	13,020
25,000	Firstcity Financial Corp.*	166,500
6,600	Flagstar Bancorp, Inc.*	20,724
45,660	FNB Corp.	366,650
45,000	FNB United Corp.*	36,000
25,500	FPIC Insurance Group, Inc.*	654,075
62,000	Franklin Bank Corp.*	223
2,250	FRMO Corp.*	7,200
45,000	Gladstone Investment Corp.	262,350
50,400	Green Bankshares, Inc.*	643,608
108,000	Guaranty Bancorp*	114,480
36,850	Hampton Roads Bankshares, Inc.*	27,638
63,528	Hercules Technology Growth Capital, Inc.	585,093
38,000	HF Financial Corp.	372,400
36,000	Independence Holding Co.	214,920
13,000	Indiana Community Bancorp	155,350
13,000	Infinity Property & Casualty Corp.	600,340
31,000	Intervest Bancshares Corp., Class A	168,950
8,300	Investors Title Co.	259,375
24,000	Jefferson Bancshares, Inc.	95,280
17,000	Kansas City Life Insurance Co.	502,690
56,930	LaBranche & Co., Inc.*	243,660
11,000	LSB Corp.	133,650
53,000	Marlin Business Services Corp.*	640,770
23,294	Mass Financial Corp., Class A*	214,305
108,000	MCG Capital Corp.*	521,640
113,750	Meadowbrook Insurance Group, Inc.	981,662
62,000	Medallion Financial Corp.	409,200
43,000	Mercer Insurance Group, Inc.	727,560
136,000	MicroFinancial, Inc.	474,640
52,100	MutualFirst Financial, Inc.	349,070
5,300	National Security Group, Inc.	66,038
5,100	National Western Life Insurance Co., Class A	779,076
17,400	Navigators Group, Inc.*	715,662

13

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2010 (Unaudited)

Shares		Value
43,000	NGP Capital Resources Co.	$308,310
44,000	Nicholas Financial, Inc.*	359,480
16,000	NYMAGIC, Inc.	308,640
67,400	Old Second Bancorp, Inc.	134,800
18,000	Pacific Mercantile Bancorp*	62,640
19,000	Parkway Properties, Inc. REIT	276,830
29,000	Peoples Bancorp, Inc.	420,500
45,000	PMA Capital Corp., Class A*	294,750
37,900	PMC Commercial Trust REIT	310,022
40,000	Presidential Life Corp.	364,000
58,705	Prospect Capital Corp.	566,503
19,000	Provident Financial Holdings, Inc.	91,200
89,000	Reis, Inc.*	578,500
49,000	Resource America, Inc., Class A	188,650
17,000	Safety Insurance Group, Inc.	629,340
50,000	Sanders Morris Harris Group, Inc.	277,500
42,000	SeaBright Insurance Holdings, Inc.	398,160
109,000	Signature Group Holdings, Inc.*	77,499
21,000	Simmons First National Corp., Class A	551,460
32,000	Southern Community Financial Corp.*	71,680
52,300	Southwest Bancorp, Inc.	695,067
2,999	Stifel Financial Corp.*	130,127
75,600	Sun Bancorp, Inc.*	284,256
46,500	SWS Group, Inc.	441,750
54,000	TierOne Corp.*	3,726
27,440	Tower Group, Inc.	590,783
68,000	Unico American Corp.	639,200
99,716	United Community Financial Corp.*	166,526
19,000	United Western Bancorp, Inc.*	15,200
29,000	Winthrop Realty Trust REIT	371,490
4,600	Ziegler Cos., Inc. (The)*	73,094

		32,689,157

Health Care — 5.83%
19,000	Air Methods Corp.*	565,250
54,000	Albany Molecular Research, Inc.*	279,180
128,000	Allied Healthcare International, Inc.*	296,960
11,000	American Shared Hospital Services*	33,000
46,000	Angiodynamics, Inc.*	678,500
77,000	BioScrip, Inc.*	403,480
45,000	Cantel Medical Corp.	751,500
67,000	Cardiac Science Corp.*	65,660
26,000	Conmed Corp.*	484,380
46,000	Cross Country Healthcare, Inc.*	413,540
27,970	Hanger Orthopedic Group, Inc.*	502,341
42,000	HealthTronics, Inc.*	202,860
20,313	IntegraMed America, Inc.*	164,942

14

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2010 (Unaudited)

Shares		Value
28,000	Invacare Corp.	$580,720
7,100	Kewaunee Scientific Corp.	78,242
30,000	Lannett Co., Inc.*	137,100
31,000	Medcath Corp.*	243,660
19,000	Mediware Information Systems*	171,000
51,000	MedQuist, Inc.*	403,410
56,800	National Dentex Corp.*	957,080
41,000	PharMerica Corp.*	601,060
22,000	RehabCare Group, Inc.*	479,160
62,000	Res-Care, Inc.*	598,920

		9,091,945

Industrials — 21.65%
50,839	Aceto Corp.	291,307
24,000	Alamo Group, Inc.	520,800
125,000	Allied Motion Technologies, Inc.*	567,500
34,000	Altra Holdings, Inc.*	442,680
13,000	Amrep Corp.*	163,540
32,000	ATC Technology Corp.*	515,840
34,000	Beacon Roofing Supply, Inc.*	612,680
27,800	Cascade Corp.	989,958
74,000	Celadon Group, Inc.*	1,046,360
93,525	Cenveo, Inc.*	512,517
2,800	Chicago Rivet & Machine Co.	39,620
23,400	CIRCOR International, Inc.	598,572
40,000	Compx International, Inc.	394,000
33,000	Consolidated Graphics, Inc.*	1,426,920
20,000	Cornell Cos., Inc.*	537,400
29,000	Ducommun, Inc.	495,900
63,000	Eagle Bulk Shipping, Inc.*	265,860
14,700	Eastern Co. (The)	215,502
11,880	Ecology and Environment, Inc., Class A	145,055
35,000	Encore Wire Corp.	636,650
49,000	Ennis, Inc.	735,490
20,000	EnPro Industries, Inc.*	563,000
39,000	Espey Manufacturing & Electronics Corp.	736,320
62,000	Excel Maritime Carriers Ltd.*	317,440
79,000	Frozen Food Express Industries*	276,500
21,000	G&K Services, Inc., Class A	433,650
55,000	Gibraltar Industries, Inc.*	555,500
47,000	Griffon Corp.*	519,820
25,750	Hardinge, Inc.	219,390
43,000	Herley Industries, Inc.*	613,180
31,000	Insituform Technologies, Inc., Class A*	634,880
28,350	International Shipholding Corp.	627,386
26,000	Jinpan International Ltd.	394,160
12,000	Key Technology, Inc.*	162,000
63,000	Kforce, Inc.*	803,250

15

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2010 (Unaudited)

Shares		Value
18,876	KHD Humboldt Wedag International AG(c)	$100,640
16,500	KHD Humboldt Wedag International AG*(c)	86,790
55,000	Kimball International, Inc., Class B	304,150
37,000	Ladish Co., Inc.*	840,640
64,000	LECG Corp.*	166,400
38,000	LS Starrett Co., Class A	362,140
51,750	LSI Industries, Inc.	252,540
66,000	Lydall, Inc.*	504,240
58,000	Mair Holdings Escrow Shares(a)(b)	0
26,875	Marten Transport Ltd.*	558,463
72,000	Mesa Air Group, Inc.*	3,384
36,117	Met-Pro Corp.	388,619
59,000	Miller Industries, Inc.	794,730
63,000	NN, Inc.*	315,000
18,800	Northwest Pipe Co.*	357,200
106,000	On Assignment, Inc.*	533,180
78,600	PAM Transportation Services, Inc.*	1,181,358
62,000	Paragon Shipping, Inc., Class A	221,960
43,160	Patrick Industries, Inc.*	79,846
29,000	RCM Technologies, Inc.*	129,630
34,100	Robbins & Myers, Inc.	741,334
55,500	Rush Enterprises, Inc., Class A*	741,480
21,000	School Specialty, Inc.*	379,470
78,000	SFN Group, Inc.*	425,880
13,800	SL Industries, Inc.*	165,600
32,000	Standex International Corp.	811,200
41,000	Superior Uniform Group, Inc.	399,750
68,115	Supreme Industries, Inc., Class A*	147,128
10,269	Sykes Enterprises, Inc.*	146,128
34,000	Tredegar Corp.	554,880
11,000	Trex Co., Inc.*	220,990
21,000	United Capital Corp.*	512,610
17,000	Universal Forest Products, Inc.	515,270
28,000	USA Truck, Inc.*	451,360
38,000	Vitran Corp., Inc.*	502,740
58,200	Volt Information Sciences, Inc.*	488,880
102,000	WCA Waste Corp.*	454,920
125,000	Willdan Group, Inc.*	345,000
60,000	Willis Lease Finance Corp.*	553,200

		33,749,357

Information Technology — 12.53%
115,000	Acorn Energy, Inc.*	599,150
55,000	Actel Corp.*	705,100
41,000	Agilysys, Inc.	274,290
53,000	Anaren, Inc.*	791,820
53,300	Bell Microproducts, Inc.*	372,034

16

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2010 (Unaudited)

Shares		Value
14,000	Black Box Corp.	$390,460
77,000	Ciber, Inc.*	213,290
115,000	Comarco, Inc.*	270,250
23,000	Communications Systems, Inc.	239,660
20,582	DG FastChannel, Inc.*	670,562
75,000	Digi International, Inc.*	620,250
74,598	Dynamics Research Corp.*	754,186
85,000	Edgewater Technology, Inc.*	245,650
131,000	EF Johnson Technologies, Inc.*	187,330
46,000	Electro Rent Corp.	588,340
39,000	Electro Scientific Industries, Inc.*	521,040
39,400	ePlus, Inc.*	689,500
64,000	GSI Group, Inc.*	154,880
24,000	GTSI Corp.*	131,040
27,000	InfoGROUP, Inc.*	215,460
32,000	Infospace, Inc.*	240,640
57,000	Insight Enterprises, Inc.*	750,120
24,000	Integral Systems, Inc.*	152,400
110,375	Integrated Silicon Solution, Inc.*	832,227
48,000	Keynote Systems, Inc.	432,960
21,000	Magal Security Systems Ltd.*	57,330
35,000	Measurement Specialties, Inc.*	479,500
94,000	Methode Electronics, Inc.	915,560
50,000	Newport Corp.*	453,000
60,000	NU Horizons Electronics Corp.*	183,600
45,000	Oplink Communications, Inc.*	644,850
40,000	Opnet Technologies, Inc.	587,600
123,000	Optical Cable Corp.*	350,550
82,000	PC Connection, Inc.*	496,920
90,000	Perceptron, Inc.*	396,000
140,000	Performance Technologies, Inc.*	347,200
37,930	Photronics, Inc.*	171,444
28,000	Retalix Ltd.*	315,000
47,000	Richardson Electronics Ltd.	423,000
29,000	Rudolph Technologies, Inc.*	218,950
70,000	Sigmatron International, Inc.*	371,000
20,000	SYNNEX Corp.*	512,400
70,560	TechTeam Global, Inc.*	422,654
31,500	Tessco Technologies, Inc.	526,050
30,000	Ulticom, Inc.*	277,500
90,000	WebMediaBrands, Inc.*	81,000
100,000	WPCS International, Inc.*	270,000

		19,543,747

Materials — 4.61%
70,200	American Pacific Corp.*	352,404
37,000	Blue Earth Refineries, Inc.*	22,200
83,000	Buckeye Technologies, Inc.*	825,850

17

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2010 (Unaudited)

Shares		Value
18,000	Friedman Industries	$100,260
29,000	Hawkins, Inc.	698,320
50,000	Headwaters, Inc.*	142,000
63,000	Innospec, Inc.	590,940
110,400	North American Palladium Ltd.*	343,344
23,000	Olympic Steel, Inc.	528,310
38,000	Penford Corp.*	246,240
65,000	PolyOne Corp.*	547,300
29,000	Schulman (A), Inc.	549,840
3,000	Schweitzer-Mauduit International, Inc.	151,350
45,000	Spartech Corp.*	461,250
10,000	Stepan Co.	684,300
66,000	Terra Nova Royalty Corp.*	549,780
16,000	Universal Stainless & Alloy*	255,840
88,610	US Concrete, Inc.*	20,380
3,200	Vulcan International Corp.	115,200

		7,185,108

Telecommunication Services — 0.42%
41,000	SureWest Communications*	259,940
30,000	USA Mobility, Inc.	387,600

		647,540

Utilities — 3.40%
9,000	American States Water Co.	298,260
4,054	California Water Service Group	144,728
29,000	Central Vermont Public Service Corp.	572,460
13,000	CH Energy Group, Inc.	510,120
21,990	Chesapeake Utilities Corp.	690,486
23,500	Connecticut Water Service, Inc.	493,970
9,000	Delta Natural Gas Co., Inc.	256,500
38,600	Empire District Electric Co. (The)	724,522
4,900	Maine & Maritimes Corp.	217,119
30,400	Middlesex Water Co.	481,840
6,500	RGC Resources, Inc.	201,500
15,800	SJW Corp.	370,352
16,476	Unitil Corp.	344,513

		5,306,370

Total Common Stocks		153,434,639

(Cost $198,718,493)
Preferred Stock — 0.37%
2,931	Inverness Medical Innovations, Inc.*	577,876

Total Preferred Stock		577,876

(Cost $496,568)

18

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2010 (Unaudited)

Shares		Value
Exchange Traded Funds — 0.85%
30,700	iShares Russell Microcap Index Fund	$1,201,598
13,400	PowerShares Zacks Micro Cap Portfolio	122,075

Total Exchange Traded Funds		1,323,673

(Cost $1,401,273)
Rights/Warrants — 0.00%
1,232	Aventine Renewable Energy Holdings, Inc. Warrants, Expire 3/15/15	0

Total Rights/Warrants		0

(Cost $0)

Principal Amount
Corporate Bonds — 0.00%
$1,947	Trenwick America Corp.*(a)(b)	$0
1,625	Trenwick America Corp.*(a)(b)	0

Total Corporate Bonds		0
(Cost $0)

Shares
Investment Company — 0.41%
634,118	JPMorgan Prime Money Market Fund	$634,118

Total Investment Company		634,118
(Cost $634,118)

19

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2010 (Unaudited)

Value

Total Investments	$155,970,306
(Cost $201,250,452)(d) — 100.03%

Liabilities in excess of other assets — (0.03)%	(50,849)

NET ASSETS — 100.00%	$155,919,457

*	Non-income producing security.
(a)	Security delisted or issuer in bankruptcy.
(b)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(c)	Securities incorporated in the same country but traded on different exchanges.
(d)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

20

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund

June 30, 2010 (Unaudited)

Shares		Value
Common Stocks — 100.46%
Consumer Discretionary — 7.97%
1,220	Dress Barn, Inc.*	$29,048
880	Kohl’s Corp.*	41,800
1,480	Service Corp. International	10,952
1,460	True Religion Apparel, Inc.*	32,222
150	VF Corp.	10,677

		124,699

Consumer Staples — 0.83%
120	BJ’s Wholesale Club, Inc.*	4,441
1,040	Sally Beauty Holdings, Inc.*	8,528

		12,969

Energy — 9.81%
550	Berry Petroleum Co., Class A	14,146
330	Cameron International Corp.*	10,732
1,000	Dresser-Rand Group, Inc.*	31,550
610	Forest Oil Corp.*	16,690
2,250	Key Energy Services, Inc.*	20,655
100	Noble Corp*	3,091
570	Peabody Energy Corp.	22,304
360	Ultra Petroleum Corp.*	15,930
710	World Fuel Services Corp.	18,417

		153,515

Financials — 23.86%
620	Ameriprise Financial, Inc.	22,401
1,910	Apollo Investment Corp.	17,820
10	Arch Capital Group Ltd.*	745
2,290	Ares Capital Corp.	28,694
480	Delphi Financial Group, Inc., Class A	11,717
1,700	Discover Financial Services	23,766
1,371	First Horizon National Corp.*	15,697
1,150	First Niagara Financial Group, Inc.	14,409
1,070	HCC Insurance Holdings, Inc.	26,493
5,230	KKR Financial Holdings LLC REIT	39,016
1,850	MFA Financial Inc., REIT	13,690
1,330	New York Community Bancorp, Inc.	20,309
2,460	People’s United Financial, Inc.	33,210
500	Principal Financial Group, Inc.	11,720
270	ProAssurance Corp.*	15,325
1,340	Reinsurance Group of America, Inc.	61,251
800	Tower Group, Inc.	17,224

		373,487

Health Care — 4.07%
780	Amedisys, Inc.*	34,297

21

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

June 30, 2010 (Unaudited)

Shares		Value
1,240	Omnicare, Inc.	$29,388

		63,685

Industrials — 16.24%
720	Actuant Corp., Class A	13,558
350	AMETEK, Inc.	14,052
1,600	ArvinMeritor, Inc.*	20,960
780	Fluor Corp.	33,150
50	FTI Consulting, Inc.*	2,179
990	Gardner Denver, Inc.	44,144
90	Harsco Corp.	2,115
660	JB Hunt Transport Services, Inc.	21,562
250	Navistar International Corp.*	12,300
150	Old Dominion Freight Line, Inc.*	5,271
1,700	Republic Services, Inc.	50,541
190	SPX Corp.	10,034
200	Wabtec Corp.	7,978
750	Werner Enterprises, Inc.	16,418

		254,262

Information Technology — 18.58%
210	CACI International, Inc., Class A*	8,921
820	CommScope, Inc.*	19,491
530	Comtech Telecommunications Corp.*	15,863
3,780	Fairchild Semiconductor International, Inc.*	31,790
6,700	Flextronics International Ltd*	37,520
1,420	Harris Corp.	59,143
1,520	InterDigital, Inc.*	37,529
3,850	Seagate Technology*	50,204
1,810	Skyworks Solutions, Inc.*	30,390

		290,851

Materials — 17.36%
370	Air Products & Chemicals, Inc.	23,980
1,030	Celanese Corp., Class A	25,657
2,010	Crown Holdings, Inc.*	50,330
384	Cytec Industries, Inc.	15,356
290	FMC Corp.	16,655
850	International Paper Co.	19,236
150	Lubrizol Corp.	12,046
530	Owens-Illinois, Inc.*	14,019
2,220	Pactiv Corp.*	61,827
420	Reliance Steel & Aluminum Co.	15,183
350	Rock-Tenn Co., Class A	17,384

		271,673

Utilities — 1.74%
580	EQT Corp.	20,961

22

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

June 30, 2010 (Unaudited)

Shares		Value
210	Unisource Energy Corp.	$6,338

		27,299

Total Common Stocks		1,572,440

(Cost $1,705,666)
Investment Company — 0.24%
3,740	JPMorgan Prime Money Market Fund	3,740

Total Investment Company		3,740

(Cost $3,740)

Total Investments		$1,576,180
(Cost $1,709,406)(a) — 100.70%

Liabilities in excess of other assets — (0.70)%		(10,955)

NET ASSETS — 100.00%		$1,565,225

*	Non-income producing security.
(a)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

23

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund

June 30, 2010 (Unaudited)

Principal Amount		Value
Asset Backed Securities — 1.92%
Asset Backed Auto Receivables — 1.92%
$ 14,635,426	Bank of America Auto Trust, Series 2010-1A, Class A1, 0.26%, 2/15/11(a)	$14,635,426
35,000,000	Bank of America Auto Trust, Series 2010-2, Class A1, 0.62%, 7/15/11	35,000,000
6,038,962	Harley-Davidson Motorcycle Trust, Series 2009-4, Class A1, 0.29%, 12/15/10	6,038,962
72,104,016	Honda Auto Receivables Owner Trust, Series 2010-1, Class A1, 0.27%, 2/22/11	72,104,016
25,330,334	Mercedes-Benz Auto Receivables Trust , Series 2010-1 , Class A1, 0.31%, 5/15/11	25,330,333
23,547,905	Nissan Auto Lease Trust, Series 2010-A, Class A1, 0.56%, 6/15/11	23,547,905
47,192,488	Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Class A1, 0.26%, 2/21/11	47,192,488
74,051,185	Volvo Financial Equipment LLC, Series 2010-1A, Class A1, 0.51%, 5/16/11(a)	74,051,185
28,376,645	World Omni Auto Receivables Trust Series 2010-A, Class A1, 0.23%, 2/15/11	28,376,645
3,390,580	World Omni Automobile Lease Securitization Trust, Series 2009-A, Class A1, 0.40%, 11/15/10	3,390,580

Total Asset Backed Securities		329,667,540

(Cost $329,667,540)

Commercial Paper — 29.76%
Banks - Australia & New Zealand — 2.76%
50,000,000	Australia & New Zealand Banking Group Ltd., 0.37%, 1/28/11(a)	50,000,000
50,000,000	Australia & New Zealand Banking Group Ltd., 0.45%, 8/30/10(a)(b)	49,962,500
50,000,000	Australia & New Zealand Banking Group Ltd., 0.53%, 12/16/10(a)	49,997,888
50,000,000	Australia & New Zealand Banking Group Ltd., 0.62%, 10/19/10(a)(b)	49,905,278
75,000,000	Commonwealth Bank of Australia, 0.26%, 7/6/10(a)(b)	74,997,292
100,000,000	Commonwealth Bank of Australia, 0.32%, 8/5/10(a)(b)	99,968,889
50,000,000	Commonwealth Bank of Australia, 0.49%, 9/1/10(a)(b)	49,957,805
50,000,000	Westpac Banking Corp., 0.80%, 7/2/10(a)(b)	49,998,889

		474,788,541

Banks - Canadian — 0.58%
50,000,000	Scotiabanc, Inc., 0.26%, 7/7/10(a)(b)	49,997,833
50,000,000	Toronto Dominion Holdings USA, 0.45%, 9/2/10(a)(b)	49,960,625

		99,958,458

Banks - Domestic — 3.66%
11,807,010	Bank of America NA, 0.50%, 8/3/10(b)	11,801,598

24

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$ 18,759,982	Bank of America NA, 0.51%, 8/12/10(b)	$18,748,820
300,000,000	Citibank NA, 0.06%, 7/1/10	300,000,000
300,000,000	Deutsche Bank NY, 0.06%, 7/1/10	300,000,000

		630,550,418

Banks - Foreign — 3.25%
110,000,000	BNP Paribas, 0.02%, 7/1/10	110,000,000
300,000,000	Credit Suisse New York, 0.50%, 9/22/10(b)	299,654,167
95,000,000	Nordea North America, Inc., 0.28%, 7/16/10(b)	94,988,917
55,000,000	Nordea North America, Inc., 0.30%, 7/28/10(b)	54,987,625

		559,630,709

Chemicals — 0.58%
100,000,000	BASF SE, 0.24%, 7/2/10(a)(b)	99,999,333

Consumer Discretionary — 2.49%
85,000,000	Johnson & Johnson, 0.22%, 7/12/10(a)(b)	84,994,286
100,000,000	Johnson & Johnson, 0.22%, 7/19/10(a)(b)	99,989,000
144,000,000	Procter & Gamble International Funding SCA, 0.17%, 7/15/10(a)(b)	143,990,480
100,000,000	Procter & Gamble International Funding SCA, 0.18%, 7/2/10(a)(b)	99,999,500

		428,973,266

Consumer Staples — 4.61%
50,000,000	Campbell Soup Co., 0.70%, 7/27/10(a)(b)	49,974,722
148,870,000	Coca-Cola Co., 0.23%, 7/12/10(a)(b)	148,859,538
40,000,000	Coca-Cola Co., 0.25%, 7/19/10(a)(b)	39,995,000
15,000,000	Coca-Cola Co., 0.62%, 4/4/11(a)(b)	14,928,442
100,000,000	Nestle Capital Corp., 0.35%, 10/19/10(a)(b)	99,893,056
75,000,000	PepsiCo, Inc., 0.21%, 7/12/10(a)(b)	74,995,187
75,000,000	PepsiCo, Inc., 0.22%, 7/12/10(a)(b)	74,995,073
100,000,000	PepsiCo, Inc., 0.23%, 7/19/10(a)(b)	99,988,500
190,000,000	Wal-Mart Stores, Inc., 0.18%, 7/6/10(a)(b)	189,995,250

		793,624,768

Finance - Diversified Domestic — 2.82%
65,115,000	American Honda Finance, 0.25%, 7/8/10(b)	65,111,835
120,000,000	General Electric Capital Corp., 0.45%, 9/7/10(b)	119,898,000
50,000,000	KFW, 0.24%, 7/15/10(a)(b)	49,995,334
100,000,000	KFW, 0.26%, 8/2/10(a)(b)	99,976,889
50,000,000	KFW, 0.27%, 7/14/10(a)(b)	49,995,125
100,000,000	KFW, 0.29%, 7/6/10(a)(b)	99,995,972

		484,973,155

Health Care — 0.92%
30,000,000	Dean Health Systems, Inc., 0.35%, 7/22/10(b)	29,993,875

25

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$100,000,000	Pfizer, Inc., 0.80%, 7/7/10(a)(b)	$99,986,667
27,869,000	Society of New York Hospital Fund, 0.30%, 7/1/10(b)	27,869,000

		157,849,542

Insurance — 4.84%
25,000,000	AXA Financial, Inc., 0.32%, 7/7/10(a)(b)	24,998,667
25,000,000	AXA Financial, Inc., 0.32%, 7/8/10(a)(b)	24,998,444
25,000,000	AXA Financial, Inc., 0.32%, 7/9/10(a)(b)	24,998,222
25,000,000	AXA Financial, Inc., 0.32%, 7/12/10(a)(b)	24,997,556
25,000,000	AXA Financial, Inc., 0.32%, 7/13/10(a)(b)	24,997,333
25,000,000	AXA Financial, Inc., 0.32%, 7/14/10(a)(b)	24,997,111
25,000,000	AXA Financial, Inc., 0.32%, 7/15/10(a)(b)	24,996,889
25,000,000	AXA Financial, Inc., 0.32%, 7/19/10(a)(b)	24,996,000
25,000,000	AXA Financial, Inc., 0.32%, 7/20/10(a)(b)	24,995,778
25,000,000	AXA Financial, Inc., 0.32%, 7/26/10(a)(b)	24,994,444
25,000,000	AXA Financial, Inc., 0.32%, 7/28/10(a)(b)	24,994,000
25,000,000	Mass Mutual Life, 0.30%, 7/14/10(a)(b)	24,997,292
25,000,000	Metlife Short Term Funding LLC, 0.34%, 7/26/10(a)(b)	24,994,097
25,000,000	Metlife Short Term Funding LLC, 0.35%, 7/6/10(a)(b)	24,998,785
50,000,000	Metlife Short Term Funding LLC, 0.35%, 7/14/10(a)(b)	49,993,681
33,235,000	New York Life Capital Corp., 0.25%, 7/2/10(a)(b)	33,234,769
70,000,000	New York Life Capital Corp., 0.28%, 7/13/10(a)(b)	69,993,467
35,000,000	New York Life Capital Corp., 0.28%, 7/16/10(a)(b)	34,995,917
70,000,000	New York Life Capital Corp., 0.29%, 7/19/10(a)(b)	69,989,850
50,000,000	Swiss Re Treasury US Corp., 0.37%, 7/12/10(a)(b)	49,994,347
75,000,000	Swiss Re Treasury US Corp., 0.52%, 9/7/10(a)(b)	74,926,333
100,000,000	Swiss Re Treasury US Corp., 0.65%, 10/5/10(a)(b)	99,826,667

		832,909,649

Manufacturing — 0.11%
20,000,000	Danaher Corp., 0.24%, 7/9/10(b)	19,998,933

Utilities — 3.14%
60,000,000	E.ON AG, 0.29%, 7/9/10(a)(b)	59,996,133
140,000,000	E.ON AG, 0.30%, 7/6/10(a)(b)	139,994,167
55,000,000	E.ON AG, 0.30%, 7/13/10(a)(b)	54,994,500
45,000,000	E.ON AG, 0.31%, 7/20/10(a)(b)	44,992,638
25,000,000	GDF Suez, 0.34%, 7/7/10(a)(b)	24,998,587
10,000,000	GDF Suez, 0.34%, 7/19/10(a)(b)	9,998,300
35,000,000	GDF Suez, 0.35%, 7/2/10(a)(b)	34,999,660
50,000,000	GDF Suez, 0.35%, 7/15/10(a)(b)	49,993,194
40,000,000	GDF Suez, 0.35%, 7/19/10(a)(b)	39,993,000
65,000,000	GDF Suez, 0.35%, 7/28/10(a)(b)	64,982,938
15,000,000	GDF Suez, 0.35%, 8/2/10(a)(b)	14,995,333

		539,938,450

Total Commercial Paper		5,123,195,222

(Cost $5,123,195,222)

26

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
Certificates of Deposit — 6.25%
Banks - Canadian — 2.76%
$100,000,000	Bank of Montreal Chicago, 0.31%, 7/6/10	$100,000,000
100,000,000	Bank of Montreal Chicago, 0.36%, 7/26/10	100,000,000
50,000,000	Bank of Nova Scotia, 0.30%, 7/22/10	50,000,000
100,000,000	Bank of Nova Scotia, 0.35%, 8/6/10	100,000,500
50,000,000	Bank of Nova Scotia, 0.52%, 11/10/10	50,000,000
75,000,000	Toronto Dominion Bank NY, 0.59%, 12/13/10	75,000,000

		475,000,500

Banks - Foreign — 1.75%
50,000,000	Nordea Bank Finland NY, 0.27%, 7/6/10	50,000,000
40,000,000	Nordea Bank Finland NY, 0.31%, 7/16/10	40,000,000
60,000,000	Nordea Bank Finland NY, 0.41%, 8/3/10	60,000,000
50,000,000	Rabobank Nederland NY, 0.27%, 7/9/10	50,000,000
50,000,000	Rabobank Nederland NY, 0.52%, 9/20/10	50,000,000
50,000,000	Rabobank Nederland NY, 0.52%, 10/12/10	50,000,000

		300,000,000

Banks - United Kingdom — 1.74%
100,000,000	Abbey National Treasury, 0.32%, 7/8/10	100,000,000
100,000,000	Abbey National Treasury, 0.32%, 7/9/10	100,000,000
100,000,000	Abbey National Treasury, 0.32%, 7/14/10	100,000,000

		300,000,000

Total Certificates of Deposit		1,075,000,500

(Cost $1,075,000,500)

Corporate Bonds — 10.19%
Banks - Domestic — 2.06%
33,625,000	Bank of America NA, 1.70%, 12/23/10	33,825,540
50,000,000	Bank of Nova Scotia, 0.35%, 10/1/10(c)	50,000,000
120,731,000	Regions Bank, 2.75%, 12/10/10	121,958,931
100,000,000	Toronto Dominion Bank NY, 0.35%, 3/10/11(c)	100,000,000
4,750,000	US Bancorp., 4.50%, 7/29/10	4,761,691
20,000,000	Wells Fargo & Co., 3.98%, 10/29/10	20,232,548
23,426,000	Wells Fargo & Co., 4.63%, 8/9/10	23,527,774

		354,306,484

Banks - Foreign — 1.60%
50,000,000	Rabobank Nederland NV, 0.34%, 12/21/10(c)	50,000,000
50,000,000	Rabobank Nederland NV, 0.35%, 3/11/11(c)	50,000,000
50,000,000	Rabobank Nederland NV, 0.36%, 12/17/10(c)	50,000,000
50,000,000	Westpac Banking Corp., 0.38%, 10/7/10(c)	50,000,000
50,000,000	Westpac Banking Corp., 0.39%, 3/4/11(a)(c)	50,000,000
25,000,000	Westpac Banking Corp., 0.76%, 12/7/10(a)(c)	25,021,578

		275,021,578

27

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
Consumer Discretionary — 0.04%
$ 6,200,000	Walt Disney Co. (The), 0.37%, 7/16/10(c)	$6,200,166

Consumer Staples — 0.61%
100,000,000	Wal-Mart Stores, Inc. STEP, 5.48%, 6/1/11(c)	104,369,685

Finance - Diversified Domestic — 1.86%
15,000,000	Bear Stearns Cos. LLC (The), 5.85%, 7/19/10	15,040,864
12,385,000	ETC Holdings LLC, 0.36%, 4/1/28(c)	12,385,000
3,790,000	GBG LLC, 0.35%, 9/1/27(a)(c)	3,790,000
10,300,000	General Electric Capital Corp., 0.41%, 10/21/10(c)	10,298,823
8,662,000	General Electric Capital Corp., 0.79%, 2/1/11(c)	8,683,823
10,000,000	General Electric Capital Corp., 5.00%, 12/1/10	10,171,733
59,947,000	General Electric Capital Corp., 5.20%, 2/1/11	61,535,645
25,000,000	General Electric Capital Corp., 6.13%, 2/22/11	25,812,962
11,948,000	General Electric Capital Corp., Series A, 4.25%, 12/1/10	12,132,005
11,000,000	JPMorgan Chase & Co., 0.47%, 1/17/11(c)	11,009,096
55,750,000	NGSP, Inc., 0.40%, 6/1/46(c)	55,750,000
12,420,000	Ring-Missouri LP, 0.35%, 9/1/18(c)	12,420,000
11,345,000	Schlitz Park Associates II LP, 0.36%, 12/1/21(c)	11,345,000
15,425,000	SF Tarns LLC, 0.35%, 1/1/28(c)	15,425,000
55,000,000	Twins Ballpark LLC, 0.70%, 10/1/34(a)(c)	55,000,000

		320,799,951

Finance - Diversified Foreign — 0.43%
75,000,000	Finance For Danish Industries, 0.65%, 9/29/10(a)	75,000,000

Health Care — 0.79%
11,790,000	The Portland Clinic LLP, 2.20%, 11/20/33(c)	11,790,000
23,770,000	Roche Holdings, Inc., 2.50%, 2/25/11(a)(c)	24,081,739
95,979,000	Wyeth, 6.95%, 3/15/11	100,289,439

		136,161,178

Industrials — 0.65%
110,000,000	3M Co., 5.61%, 12/12/10(a)	112,574,610

Insurance — 2.15%
40,000,000	AARP, 0.35%, 5/1/31(c)	40,000,000
39,700,000	Berkshire Hathaway, Inc., 0.35%, 2/10/11(c)	39,701,396
200,000,000	Metropolitan Life Global Funding, Series I, 1.55%, 4/14/11(a)(c)	200,000,000
90,000,000	New York Life Global Funding, 0.35%, 4/1/11(a)(c)	90,000,000

		369,701,396

Total Corporate Bonds		1,754,135,048

(Cost $1,754,135,048)

Municipal Bonds — 19.28%
Arizona — 0.06%
9,900,000	Yuma Industrial Development Authority Refunding Revenue, 0.22%, 8/1/43, (LOC: JP Morgan Chase Bank)(c)	9,900,000

28

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
California — 4.30%
$99,365,000	Abag Finance Authority For Nonprofit Corps. Revenue, 0.17%, 6/1/37(c)	$99,365,000
55,450,000	Abag Finance Authority For Nonprofit Corps. Revenue, 0.27%, 12/15/37, (Credit Support: Fannie Mae)(c)	55,450,000
67,220,000	California Housing Finance Agency Revenue, Series B, 0.29%, 2/1/35, (LOC: Freddie Mac, Fannie Mae)(c)	67,220,000
40,300,000	California Housing Finance Agency Revenue, Series F, 0.29%, 2/1/37, (LOC: Freddie Mac, Fannie Mae)(c)	40,300,000
58,125,000	California Housing Finance Agency Revenue, Series F, 0.29%, 2/1/38, (LOC: Freddie Mac, Fannie Mae)(c)	58,125,000
5,000,000	California Statewide Communities Development Authority Revenue, Series 2114, 0.36%, 9/1/46, Callable 3/1/12 @ 100(c)	5,000,000
41,230,000	City of Los Angeles Refunding Revenue, Sub Series F1, 0.26%, 6/1/28, (LOC: Bank of America NA)(c)	41,230,000
32,000,000	City of Oakland GO, Series B, 2.25%, 7/16/10	32,003,257
15,600,000	City of Riverside Pension Obligation Refunding Revenue, Series A, 1.25%, 6/1/11	15,600,000
43,600,000	City of Whittier Refunding Revenue, Series A, 0.22%, 6/1/36, (LOC: U.S. Bank NA)(c)	43,600,000
27,417,000	County of San Bernardino Refunding Program COP, Series B, 0.35%, 3/1/17, (LOC: Bank of America NA)(c)	27,417,000
18,700,000	Gilroy Public Facilities Financing Authority Refunding Revenue, 2.00%, 9/1/10	18,723,532
43,080,000	Los Angeles Department of Water & Power Revenue, 0.31%, 7/1/36, (Credit Support: BHAC-CR, FGIC), Callable 7/1/12 @ 100(a)(c)	43,080,000
62,920,000	The Olympic Club Refunding Revenue, 0.28%, 9/30/32, (LOC: Bank of America NA)(c)	62,920,000
42,300,000	Sacramento Municipal Utility District Refunding Revenue, Series J, 0.27%, 8/15/28, (LOC: Bank of America NA)(c)	42,300,000
8,305,000	San Francisco City & County Housing Authority Refunding Revenue, 0.23%, 9/1/49, (LOC: Citibank NA)(c)	8,305,000
79,400,000	Southern California Public Power Authority Refunding Revenue, 0.25%, 7/1/36, (LOC: Bank of America NA)(c)	79,400,000

		740,038,789

Colorado — 0.38%
27,885,000	Colorado Educational & Cultural Facilities Authority Refunding Revenue, Floaters Series 1557, 0.28%, 3/1/35, (Credit Support: FGIC)(c)	27,885,000
16,610,000	Crystal Valley Metropolitan District No. 1 Revenue, 0.30%, 10/1/34, (LOC: Wells Fargo Bank)(c)	16,610,000
20,840,000	East Cherry Creek Valley Water & Sanitation District Arapahoe County Refunding Revenue, Series A, 0.30%, 11/15/34, (LOC: Wells Fargo Bank)(c)	20,840,000

		65,335,000

Florida — 0.26%
45,360,000	Orange County School Board Refunding COP, Series C, 0.27%, 8/1/25, (LOC: Bank of America NA)(c)	45,360,000

29

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
Georgia — 0.23%
$37,885,000	Valdosta-Lowndes County Industrial Development Authority Revenue, Series B, 0.35%, 6/1/28, (LOC: Wells Fargo Bank)(c)	$37,885,000
1,800,000	Walton County Industrial Building Authority Revenue, 0.59%, 10/1/17, (LOC: Wells Fargo Bank)(c)	1,800,000

		39,685,000

Illinois — 0.43%
58,125,000	Chicago Midway Airport Revenue, Series A, 0.22%, 1/1/29, (LOC: JPMorgan Chase Bank)(c)	58,125,000
15,675,000	Illinois Finance Authority, Beloit Memorial Hospital, Inc. Revenue, Series A, 0.20%, 4/1/36, (LOC: JP Morgan Chase Bank)(c)	15,675,000
1,000,000	Upper Illinois River Valley Development Authority Revenue, 1.25%, 1/1/11, (LOC: JP Morgan Chase Bank)(c)	1,000,000

		74,800,000

Indiana — 0.25%
42,500,000	Indiana Finance Authority Refunding Revenue, Series D, 0.27%, 11/1/39, (LOC: Citibank NA)(c)	42,500,000

Kentucky — 0.56%
1,395,000	Lexington-Fayette Urban County Airport Board Refunding Revenue, Series C, 0.40%, 7/1/33, (LOC: JP Morgan Chase Bank)(c)	1,395,000
94,000,000	Louisville & Jefferson County Metropolitan Sewer District Revenue, Series A, 3.00%, 8/19/10	94,218,059

		95,613,059

Maryland — 0.39%
56,936,000	Maryland Health & Higher Educational Facilities Authority Refunding Revenue, Series D, 0.22%, 1/1/29, (LOC: Bank of America NA)(c)	56,936,000
10,475,000	Montgomery County Housing Opportunites Commission Refunding Revenue, Series D, 0.35%, 7/1/39, (LOC: Fannie Mae, Freddie Mac)(c)	10,475,000

		67,411,000

Massachusetts — 0.84%
16,810,000	Massachusetts Educational Financing Authority Refunding Revenue, Series R-11649, 0.37%, 7/1/22, (Credit Support: Assured GTY), Callable 1/1/18 @ 100(a)(c)	16,810,000
43,800,000	Massachusetts Health & Educational Facilities Authority Capital Asset Program Revenue, Series M-2, 0.26%, 7/1/31, (LOC: Bank of America NA)(c)	43,800,000
27,415,000	Massachusetts Health & Educational Facilities Authority Capital Asset Program Revenue, Series M-4A, 0.26%, 7/1/39, (LOC: Bank of America NA)(c)	27,415,000

30

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$55,900,000	Massachusetts Health & Educational Facilities Authority Revenue, Boston University, Series N, 0.28%, 10/1/34, (LOC: Bank of America NA)(c)	$55,900,000

		143,925,000

Michigan — 0.60%
34,600,000	Michigan Municipal Bond Authority, Student Aid Notes Revenue, Series C-1, 3.00%, 8/20/10	34,674,746
69,300,000	Michigan Strategic Fund Van Andel Research Refunding Revenue, 0.21%, 4/1/43, (LOC: Bank of America NA)(c)	69,300,000

		103,974,746

Minnesota — 0.70%
69,500,000	City of Rochester Mayo Foundation Refunding Revenue, Series A, 0.24%, 8/15/32(c)	69,500,000
51,500,000	City of Rochester Mayo Foundation Refunding Revenue, Series B, 0.32%, 8/15/32(c)	51,500,000

		121,000,000

Mississippi — 0.09%
15,935,000	Mississippi Development Bank Special Obligation Refunding Revenue, Series B, 0.60%, 10/1/31, (LOC: Bank of America NA)(c)	15,935,000

Nebraska — 0.06%
10,000,000	Nebraska Investment Finance Authority Multi Family Housing Revenue, Series A, 0.33%, 10/1/42, (LOC: Citibank NA)(c)	10,000,000

New Jersey — 0.14%
6,675,000	New Jersey Economic Development Authority Revenue, Series A, 0.35%, 9/1/21, (LOC: Wells Fargo Bank)(c)	6,675,000
18,225,000	New Jersey Health Care Facilities Finance Authority Revenue, Series B, 0.35%, 7/1/37, (Credit Support: Assured GTY)(c)	18,225,000

		24,900,000

New York — 3.21%
27,300,000	City of New York Public Improvement GO, Series F-6, 0.27%, 2/15/18, (LOC: Morgan Guaranty Trust)(c)	27,300,000
29,000,000	City of New York Public Improvement GO, Sub-Series H-2, 0.22%, 3/1/34, (LOC: Bank of New York)(c)	29,000,000
45,085,000	City of New York Refunding GO, Sub-Series C-5, 0.22%, 8/1/20, (LOC: Bank of New York)(c)	45,085,000
7,945,000	Nassau County Industrial Development Agency Nursing Home Improvement Revenue, Series D, 0.35%, 1/1/28, (LOC: Bank of America NA)(c)	7,945,000
25,875,000	New York City Capital Resources Corp. Nursing Home Revenue, Series B, 0.25%, 1/1/37, (LOC: Bank of America NA)(c)	25,875,000
23,820,000	New York City Capital Resources Corp. Nursing Home Revenue, Series B-1, 0.25%, 7/1/37, (LOC: Bank of America NA)(c)	23,820,000
22,150,000	New York City Housing Development Corp. Multi Family Housing Revenue, East Harlem Series A, 0.42%, 6/1/13, (LOC: Bank of America NA)(c)	22,150,000

31

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$44,700,000	New York City Housing Development Corp. Multi Family Housing Revenue, Royal Properties Series A, 0.19%, 4/15/35, (Credit Support: Fannie Mae)(c)	$44,700,000
22,400,000	New York City Housing Development Corp. Multi Family Housing Revenue, Series A, 0.20%, 11/1/48, (LOC: Bank of America NA)(c)	22,400,000
41,850,000	New York City Housing Development Corp. Multi Family Housing Revenue, Series B, 0.33%, 4/15/36, (Credit Support: Fannie Mae)(c)	41,850,000
56,990,000	New York State Dormitory Authority Revenue, Series A, 0.19%, 11/15/36, (Credit Support: Fannie Mae)(c)	56,990,000
13,000,000	New York State Energy Research & Development Authority Refunding Revenue, Series A, 0.33%, 8/1/15, (Credit Support: AMBAC), (LOC: Wells Fargo Bank)(c)	13,000,000
23,390,000	New York State Housing Finance Agency 320 West 38th St. Refunding Revenue, Series A, 0.26%, 5/1/42, (LOC: Wells Fargo Bank)(c)	23,390,000
40,500,000	New York State Housing Finance Agency 320 West 38th St. Refunding Revenue, Series B, 0.26%, 5/1/42, (LOC: Wells Fargo Bank)(c)	40,500,000
15,100,000	New York State Housing Finance Agency Multi Family Housing Revenue, Series B, 0.35%, 11/1/36, (LOC: Bank of America NA)(c)	15,100,000
39,000,000	New York State Housing Finance Agency Multi Family Housing Worth St. Revenue, Series A, 0.28%, 5/15/33, (Credit Support: Fannie Mae)(c)	39,000,000
16,400,000	New York State Housing Finance Agency Revenue, West 37th St. Project, Series B, 0.32%, 5/1/42, (LOC: Wachovia Bank)(c)	16,400,000
58,585,000	New York State Urban Development Corp. Public Improvement Revenue, 0.56%, 12/15/10	58,585,000

		553,090,000

North Carolina — 0.13%
23,165,000	Roman Catholic Diocese of Raleigh Revenue, Series A, 0.40%, 6/1/18, (LOC: Bank of America NA)(c)	23,165,000

Ohio — 0.29%
6,000,000	City of Cuyahoga Falls Refunding GO, 2.13%, 8/19/10	6,004,559
10,670,000	City of Grove Multi Family Housing Regency Arms Apartment Revenue, 0.33%, 6/15/30, (Credit Support: Fannie Mae)(c)	10,670,000
21,000,000	County of Lucas GO, 1.75%, 7/22/10	21,002,972
12,500,000	Ohio State Higher Educational Facilities Refunding Revenue, Series B, 0.34%, 5/1/42, (LOC: U.S. Bank NA)(c)	12,500,000

		50,177,531

Pennsylvania — 1.21%
51,200,000	Allegheny County Industrial Development Authority Children’s Hospital Revenue, Series A, 0.30%, 10/1/32, (LOC: Bank of America NA)(c)	51,200,000

32

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$26,900,000	Blair County Industrial Development Authority Refunding Revenue, 0.33%, 10/1/28, (LOC: PNC Bank NA)(c)	$26,900,000
18,910,000	City of Philadelphia Refunding Revenue, Series C, 0.27%, 6/15/25, (LOC: TD Bank NA)(c)	18,910,000
20,900,000	City of Reading Refunding GO, Series D, 0.35%, 11/1/32, (LOC: Wachovia Bank)(c)	20,900,000
26,995,000	Lehigh County General Purpose Authority Refunding Revenue, Series B, 0.23%, 11/1/27, (Credit Support: Assured GTY)(c)	26,995,000
33,400,000	Pennsylvania Economic Development Financial Authority Revenue, 0.31%, 11/1/28, (LOC: Bank of America NA)(c)	33,400,000
29,460,000	Pennsylvania Higher Educational Facilties Authority Drexel University Revenue, Series B, 0.30%, 5/1/37, (LOC: Wells Fargo Bank)(c)	29,460,000

		207,765,000

Rhode Island — 0.13%
21,620,000	Rhode Island Health & Educational Building Corp. Refunding Revenue, Series A, 0.24%, 8/15/34, (LOC: Bank of America NA)(c)	21,620,000

South Carolina — 0.18%
30,180,000	South Carolina Transportation Infrastructure Bank Refunding Revenue, Series B-1, 0.22%, 10/1/31, (LOC: Bank of America NA)(c)	30,180,000

South Dakota — 0.31%
15,700,000	South Dakota Housing Development Authority Revenue, Series C, 0.30%, 5/1/37(c)	15,700,000
25,000,000	South Dakota Housing Development Authority Revenue, Series G, 0.29%, 5/1/35(c)	25,000,000
13,200,000	South Dakota Housing Development Authority Revenue, Series I, 0.30%, 5/1/38(c)	13,200,000

		53,900,000

Tennessee — 0.07%
11,500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, 0.33%, 6/1/42, (LOC: Citibank NA)(c)	11,500,000

Texas — 0.87%
51,000,000	North Central Texas Health Facility Development Corp. Revenue, Series B, 0.28%, 8/15/30, (Credit Support: AGM)(c)	51,000,000
13,000,000	Port of Corpus Christi Industrial Development Corp., Citgo Petroleum Corp. Project Revenue, 0.18%, 8/1/28, (LOC: JP Morgan Chase Bank)(c)	13,000,000
46,400,000	Port of Corpus Christi Industrial Development Corp., Citgo Petroleum Corp. Project Revenue, Series C, 0.18%, 10/1/36, (LOC: JP Morgan Chase Bank)(c)	46,400,000
6,845,000	Texas State Veteran’s Fund Refunding GO, Series I-C, 0.35%, 12/1/25(c)	6,845,000
12,595,000	Texas State Veteran’s Housing Refunding GO, 0.35%, 6/1/31, (LOC: JP Morgan Chase Bank)(c)	12,595,000

33

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$20,000,000	Texas State Veteran’s Housing Revenue, Series A-2, 0.33%, 12/1/29(c)	$20,000,000

		149,840,000

Utah — 0.12%
8,570,000	Ogden City Redevelopment Agency Refunding Revenue, Series A, 0.40%, 6/1/31, (LOC: Wells Fargo Bank)(c)	8,570,000
12,805,000	Utah Housing Corp. Single Family Mortgage Revenue, Series C-2, Class I, 0.34%, 1/1/38(c)	12,805,000

		21,375,000

Virginia — 2.30%
208,864,000	Federal Home Loan Mortgage Corp., Multi Family Housing Revenue, Series M017, Class A, 0.36%, 9/15/49, (Credit Support: Freddie Mac)(c)	208,864,000
68,820,000	Montgomery County Industrial Development Authority Refunding Revenue, Series A, 0.28%, 2/1/39(c)	68,820,000
31,960,000	Montgomery County Industrial Development Authority Refunding Revenue, Series B, 0.35%, 2/1/39(c)	31,960,000
17,480,000	Newport News Industrial Development Authority Industrial Improvement Revenue, Series B, 0.35%, 7/1/31, (LOC: Wachovia Bank)(c)	17,480,000
9,605,000	Stafford County & Staunton Industrial Development Authority Revenue, 0.35%, 7/7/10(c)	9,605,000
26,515,000	Stafford County & Staunton Industrial Development Authority Revenue, Series B1, 0.30%, 3/1/35, (LOC: Bank of America NA)(c)	26,515,000
32,500,000	Virginia Small Business Financing Authority Hampton University Revenue, Series A, 0.26%, 12/1/38, (LOC: PNC Bank NA)(c)	32,500,000

		395,744,000

Washington — 0.13%
6,700,000	Port Seattle Industrial Development Corp. Crowley Marine Services Project Revenue, 0.33%, 12/31/21, (LOC: Citibank NA)(c)	6,700,000
15,000,000	Port Seattle Revenue, 0.39%, 7/7/10	15,000,000

		21,700,000

Wisconsin — 1.04%
51,000,000	Wisconsin Health & Educational Facilities Authority Refunding Revenue, 0.27%, 8/15/36, (LOC: JP Morgan Chase Bank)(c)	51,000,000
73,840,000	Wisconsin Housing & Economic Development Authority Refunding Revenue, Series A, 0.30%, 9/1/38, (Credit Support GO of Authority), (LOC: Fannie Mae)(c)	73,840,000
21,985,000	Wisconsin Housing & Economic Development Authority Refunding Revenue, Series F, 0.35%, 5/1/30, (Credit Support GO of Authority(c)	21,985,000

34

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$ 32,135,000	Wisconsin Housing & Economic Development Authority Refunding Revenue, Series F, 0.35%, 11/1/30, (Credit Support GO of Authority(c)	$32,135,000

		178,960,000

Total Municipal Bonds		3,319,394,125

(Cost $3,319,394,125)

U.S. Government Agency Backed Mortgages — 1.57%
Fannie Mae — 1.57%
69,432,000	Pool #463831, 0.37%, 8/2/10(b)	69,409,165
66,020,000	Pool #463890, 0.55%, 11/1/10(b)	65,895,937
60,000,000	Pool #464168, 0.41%, 10/1/10(b)	59,937,133
74,284,000	Pool #464195, 0.44%, 10/1/10(b)	74,200,472

		269,442,707

Total U.S. Government Agency Backed Mortgages		269,442,707

(Cost $269,442,707)

U.S. Government Agency Obligations — 14.31%
Fannie Mae — 3.52%
69,205,000	0.19%, 7/13/10(c)	69,205,000
120,835,000	0.25%, 9/1/10(b)	120,782,974
300,000,000	0.30%, 8/5/10(c)	299,996,592
116,955,000	0.44%, 12/1/10(b)	116,736,294

		606,720,860

Federal Home Loan Bank — 6.91%
275,000,000	0.25%, 7/11/11(c)	274,903,571
450,000,000	0.26%, 11/18/10(c)	449,991,197
58,000,000	0.33%, 12/10/10	57,970,396
100,000,000	0.39%, 5/27/11(c)	100,000,000
137,000,000	0.58%, 5/27/11	136,991,082
170,075,000	0.75%, 3/18/11	170,334,522

		1,190,190,768

Freddie Mac — 3.88%
96,500,000	0.25%, 9/15/10(b)	96,448,662
70,035,000	0.30%, 11/16/10(b)	69,954,460
200,000,000	0.46%, 8/24/10(c)	200,000,000
300,000,000	1.45%, 9/10/10	300,566,381

		666,969,503

Total U.S. Government Agency Obligations		2,463,881,131

(Cost $2,463,881,131)

35

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
U.S. Treasury Obligations — 1.60%
U.S. Treasury Notes — 1.60%
$112,500,000	4.25%, 1/15/11	$114,741,968
80,000,000	0.88%, 2/28/11	80,242,200
80,000,000	0.88%, 4/30/11	80,250,421

		275,234,589

Total U.S. Treasury Obligations		275,234,589

(Cost $275,234,589)
Repurchase Agreements — 14.37%
40,000,000	Bank of America Securities LLC dated 6/30/10; due 7/1/10 at 0.01% with maturity value of $40,000,011 (fully collateralized by a U.S. Treasury Note with a maturity date of 8/15/19 at a rate of 3.625%).	40,000,000
190,000,000	Bank of America Securities LLC dated 6/30/10; due 7/1/10 at 0.02% with maturity value of $190,000,106 (fully collateralized by a Fannie Mae security with a maturity date of 7/1/35 at a rate of 5.00%).	190,000,000
500,000,000	Barclays Capital Inc. dated 6/16/10; due 7/14/10 at 0.18% with maturity value of $500,070,000 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 12/1/17 to 12/1/47 at rates ranging from 4.00% of 6.50%).(d)	500,000,000
295,000,000	Barclays Capital Inc. dated 6/30/10; due 7/1/10 at 0.01% with maturity value of $295,000,082 (fully collateralized by a US Treasury Inflation Note with a maturity date of 11/15/12 at a rate of 1.375% ).	295,000,000
435,000,000	BNP Paribas Securities Corp. dated 6/30/10; due 7/1/10 at 0.03% with maturity value of $435,000,362 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 12/1/18 to 12/1/47 at rates ranging from 4.00% to 6.50%).	435,000,000
300,000,000	Citigroup Global, dated 6/30/10; due 7/1/10 at 0.08% with maturity value of $300,000,667 (fully collateralized by Freddie Mac, Fannie Mae, Federal Home Loan Bank, and US Treasury Note securities with maturity dates ranging from 11/25/10 to 11/1/47 at rates ranging from 1.50% to 7.00%)	300,000,000
14,100,000	Deutsche Bank AG dated 6/30/10; due 7/1/10 at 0.04% with maturity value of $14,100,016 (fully collateralized by Fannie Mae securities with maturity dates ranging from 5/1/23 to 3/1/39 at rates ranging from 4.50% to 7.00%).	14,100,000
500,000,000	Goldman Sachs & Co. dated 6/30/10; due 7/1/10 at 0.03% with maturity value of $500,000,417 (fully collateralized by Fannie Mae securities with maturity dates ranging from 2/1/37 to 4/1/40 at rates ranging from 5.00% to 5.50%).	500,000,000

36

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$200,000,000	Morgan Stanley & Co, dated 6/30/10; due 7/1/10 at 0.02% with maturity value of $200,000,111 (fully collateralized by Fannie Mae securities with maturity dates ranging from 6/1/30 to 9/1/46 at rates ranging from 2.102% to 6.282%).	$200,000,000

Total Repurchase Agreements		2,474,100,000

(Cost $2,474,100,000)

Shares
Investment Company — 0.58%
100,000,000	JPMorgan Prime Money Market Fund	100,000,000

Total Investment Company		100,000,000

(Cost $100,000,000)

Total Investments		$17,184,050,862
(Cost 17,184,050,862)(e) — 99.83%

Other assets in excess of liabilities — 0.17%		28,640,610

NET ASSETS — 100.00%		$17,212,691,472

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2010. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(d)	This security is restricted and illiquid as the securities may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933). The total investment in restricted and illiquid securities representing $500,000,000 or 2.90% of net assets was as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	6/30/2010 Carrying Value Per Unit
$500,000,000	Barclays Capital Inc.	6/16/2010	$500,000,000	$100.00

(e)	Tax cost of securities is equal to book cost of securities.

37

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2010 (Unaudited)

Abbreviations used are defined below:

AGM – Assured Guaranty Municipal

AMBAC – American Municipal Bond Assurance Corp.

BHAC-CR – Berkshire Hathaway Assurance Corp. Custodial Receipts

COP – Certificate of Participation

FGIC – Insured by Financial Guaranty Insurance Corp.

GO – General Obligation

GTY – Guaranty

LOC – Letter of Credit

STEP – Step Coupon Bond

See notes to schedules of portfolio investments.

38

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund

June 30, 2010 (Unaudited)

Principal Amount		Value
FDIC-TLGP Backed Corporate Bonds — 9.43%
Banks - Domestic — 2.25%
$52,425,000	Bank of America NA, 0.57%, 9/13/10(a)	$52,433,190
21,941,000	Bank of America NA, 1.70%, 12/23/10	22,062,536
36,430,000	Citibank NA, 0.68%, 3/30/11(b)	36,485,041
18,900,000	Union Bank NA, 0.62%, 3/16/11(b)	18,917,196

		129,897,963

Finance - Diversified Domestic — 7.18%
54,565,000	Citigroup Funding, Inc., 0.44%, 7/30/10(a)	54,573,255
20,810,000	Citigroup Funding, Inc., 0.49%, 6/3/11(b)	20,809,466
34,100,000	General Electric Capital Corp., 0.62%, 3/11/11(b)	34,131,186
15,675,000	General Electric Capital Corp., 0.34%, 7/8/10(b)	15,675,326
26,000,000	General Electric Capital Corp., 1.63%, 1/7/11	26,160,321
43,500,000	General Electric Capital Corp., 1.80%, 3/11/11	43,910,256
9,500,000	Goldman Sachs Group, Inc., 0.62%, 3/15/11(a)	9,508,605
34,724,000	Goldman Sachs Group, Inc., 1.04%, 12/3/10(b)	34,805,683
18,450,000	JPMorgan Chase & Co., 0.56%, 2/23/11(b)	18,465,733
64,580,000	JPMorgan Chase & Co., 0.66%, 4/1/11(b)	64,669,082
34,350,000	JPMorgan Chase & Co., 1.04%, 12/2/10(b)	34,430,390
28,175,000	JPMorgan Chase & Co., 2.63%, 12/1/10	28,443,803
14,410,000	Morgan Stanley, 1.11%, 3/4/11(b)	14,471,625
14,826,000	Morgan Stanley, 2.90%, 12/1/10	14,975,517

		415,030,248

Total FDIC-TLGP Backed Corporate Bonds		544,928,211

(Cost $544,928,211)
FHLB Backed Corporate Bonds — 0.33%
Finance - Diversified Domestic — 0.33%
14,655,000	GFRE Holdings LLC, 0.40%, 12/1/49(b)	14,655,000
4,160,000	Herman & Kittle Capital LLC, 0.34%, 2/1/37(b)	4,160,000

		18,815,000

Total FHLB Backed Corporate Bonds		18,815,000

(Cost $18,815,000)
U.S. Government Agency Backed Municipal Bonds — 23.04%
California — 5.01%
10,500,000	California Housing Finance Agency Revenue, Series A, 0.24%, 8/1/36, (Credit Support: GO of Agency), (LOC: Fannie Mae)(b)	10,500,000
46,590,000	California Housing Finance Agency Revenue, Series A, 0.25%, 8/1/35, (LOC: Fannie Mae)(b)	46,590,000
9,200,000	California Housing Finance Agency Revenue, Series B, 0.30%, 8/1/36, (LOC: Fannie Mae)(b)	9,200,000
81,445,000	California Housing Finance Agency Revenue, Series C, 0.25%, 8/1/37, (LOC: Fannie Mae)(b)	81,445,000
35,640,000	California Housing Finance Agency Revenue, Series D, 0.25%, 8/1/22, (LOC: Fannie Mae)(b)	35,640,000

39

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$14,700,000	California Statewide Community Development Agency Multifamily Revenue, 0.30%, 10/15/36, (Credit Support: Fannie Mae)(b)	$14,700,000
4,764,000	City of Los Angeles Multifamily Housing-Fountain Park Project Revenue, Series A, 0.29%, 3/15/34, (Credit Support: Fannie Mae)(b)	4,764,000
27,700,000	Orange County Apartment Development, Riverbend Apartments Refunding Revenue, Series B, 0.23%, 12/1/29, (Credit Support: Freddie Mac)(b)	27,700,000
17,140,000	Santa Rosa Housing Authority, Apple Creek Apartments Revenue, Series E, 0.19%, 3/1/12, (Credit Support: Freddie Mac)(b)	17,140,000
19,565,000	Southern California Home Financing Authority Revenue, Series A, 0.22%, 8/1/33, (LOC: Freddie Mac)(b)	19,565,000
22,285,000	Southern California Home Financing Authority Revenue, Series B, 0.22%, 2/1/35, (LOC: Fannie Mae)(b)	22,285,000

		289,529,000

Colorado — 2.72%
6,800,000	Colorado Housing & Finance Authority Insured Mortgage Revenue, Series AA, 0.24%, 10/1/30, (LOC: Fannie Mae)(b)	6,800,000
34,900,000	Colorado Housing & Finance Authority Refunding Revenue, Class I, Series B1, 0.31%, 5/1/38, (LOC: Fannie Mae)(b)	34,900,000
19,765,000	Colorado Housing & Finance Authority Refunding Revenue, Class I, Series C1, 0.31%, 11/1/32, (LOC: Fannie Mae)(b)	19,765,000
6,425,000	Colorado Housing & Finance Authority Revenue, Class I Series SF-1, 0.35%, 11/1/36, (LOC: Fannie Mae)(b)	6,425,000
27,100,000	Colorado Housing & Finance Authority Revenue, Class I, Series A2, 0.33%, 5/1/38, (LOC: Fannie Mae)(b)	27,100,000
6,500,000	Colorado Housing & Finance Authority Revenue, Class I, Series A3, 0.25%, 5/1/38, (LOC: Fannie Mae)(b)	6,500,000
19,500,000	Colorado Housing & Finance Authority Taxable Revenue, Class 1, Series A1, 0.33%, 11/1/37, (Credit Support:GO of Authority), (LOC: Fannie Mae)(b)	19,500,000
12,100,000	Colorado Housing & Finance Authority Taxable Revenue, Class 1, Series B1, 0.33%, 11/1/36, (LOC: Fannie Mae)(b)	12,100,000
12,100,000	Colorado Housing & Finance Authority Taxable Revenue, Class 1, Series C1, 0.33%, 11/1/36, (LOC: Fannie Mae)(b)	12,100,000
11,860,000	Colorado Housing & Finance Authority Taxable Revenue, Series B-1, 0.33%, 11/1/33, (LOC: Fannie Mae)(b)	11,860,000

		157,050,000

Florida — 1.56%
22,840,000	Highlands County Health Facilities Authority Refunding Revenue, Series B, 0.19%, 11/15/26, (LOC: Federal Home Loan Bank)(b)	22,840,000
26,500,000	Highlands County Health Facilities Authority Refunding Revenue, Series C, 0.19%, 11/15/26, (LOC: Federal Home Loan Bank)(b)	26,500,000

40

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$27,500,000	Highlands County Health Facilities Authority Refunding Revenue, Series D, 0.19%, 11/15/26, (LOC: Federal Home Loan Bank)(b)	$27,500,000
13,400,000	West Orange Healthcare District Refunding Revenue, 0.20%, 2/1/22, (LOC: Federal Home Loan Bank)(b)	13,400,000

		90,240,000

Idaho — 0.52%
30,000,000	Idaho Housing & Finance Association Revenue, Class I, Series J1, 0.29%, 1/1/39, (LOC: Fannie Mae)(b)	30,000,000

Indiana — 0.51%
29,700,000	City of Indianapolis Lakeside Pointe & Fox Club Refunding Revenue, 0.27%, 11/15/37, (Credit Support: Fannie Mae)(b)	29,700,000

Louisiana — 0.22%
12,600,000	Louisiana Public Facilities Authority Refunding Revenue, 0.29%, 4/1/36, (Credit Support: Freddie Mac)(b)	12,600,000

Michigan — 0.69%
10,250,000	Lansing Economic Development Corp. Revenue, 0.40%, 3/1/42, (LOC: Federal Home Loan Bank)(b)	10,250,000
20,000,000	Michigan State Housing Development Authority Refunding Revenue, Series B, 0.29%, 6/1/38, (LOC: Fannie Mae)(b)	20,000,000
9,500,000	Michigan State Housing Development Authority Refunding Revenue, Series C, 0.33%, 6/1/39, (LOC: Fannie Mae)(b)	9,500,000

		39,750,000

Mississippi — 0.21%
12,000,000	Mississippi Business Finance Corp. Gulf Opportunity Zone Resources LLC Refunding Revenue, 0.20%, 5/1/32, (LOC: Federal Home Loan Bank)(b)	12,000,000

New York — 9.24%
38,600,000	New York City Housing Development Corp. 2 Gold Street Revenue, Series A, 0.24%, 4/15/36, (Credit Support: Fannie Mae)(b)	38,600,000
23,100,000	New York City Housing Development Corp. 201 Pearl Street Development Revenue, Series A, 0.24%, 10/15/41, (Credit Support: Fannie Mae)(b)	23,100,000
14,205,000	New York City Housing Development Corp. First Avenue Development Revenue, Series A, 0.23%, 10/15/35, (Credit Support: Fannie Mae)(b)	14,205,000
21,900,000	New York City Housing Development Corp. Multi Family Housing Revenue, Royal Properties Series A, 0.19%, 4/15/35, (Credit Support: Fannie Mae)(b)	21,900,000
36,770,000	New York City Housing Development Corp. Multifamily Rental Housing Revenue, Series A, 0.19%, 11/15/19, (Credit Support: Fannie Mae)(b)	36,770,000
39,000,000	New York City Housing Development Corp. W. 61 St. Apartments Revenue, Series A, 0.25%, 12/15/37, (Credit Support: Fannie Mae)(b)	39,000,000

41

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$16,000,000	New York Liberty Development Corp. World Trade Center Project Revenue, Series A, 0.50%, 12/1/49(b)	$16,000,000
55,500,000	New York State Dormitory Authority Revenue, Series A, 0.19%, 11/15/36, (Credit Support: Fannie Mae)(b)	55,500,000
27,000,000	New York State Housing Finance Agency 316 11th Ave. Revenue, Series A, 0.25%, 5/15/41, (Credit Support: Fannie Mae)(b)	27,000,000
8,000,000	New York State Housing Finance Agency 38 St. Revenue, Series B, 0.32%, 5/15/33, (Credit Support: Fannie Mae)(b)	8,000,000
41,750,000	New York State Housing Finance Agency North End Revenue, Series A, 0.24%, 11/15/36, (Credit Support: Fannie Mae)(b)	41,750,000
43,785,000	New York State Housing Finance Agency Revenue, Series A, 0.19%, 5/1/35, (Credit Support: Freddie Mac)(b)	43,785,000
60,100,000	New York State Housing Finance Agency Revenue, Series A, 0.25%, 5/15/35, (Credit Support: Fannie Mae)(b)	60,100,000
8,000,000	New York State Housing Finance Agency W. 23 St. Revenue, Series B, 0.32%, 5/15/33, (Credit Support: Fannie Mae)(b)	8,000,000
50,000,000	New York State Housing Finance Agency, 125 West 31st. Revenue, Series A, 0.25%, 5/15/38, (Credit Support: Fannie Mae)(b)	50,000,000
10,400,000	New York State Housing Finance Agency, 360 W. 43rd. St. Revenue, Series A, 0.25%, 11/15/33, (Credit Support: Fannie Mae)(b)	10,400,000
40,000,000	New York State Housing Finance Agency, Clinton Green South Revenue, Series A, 0.25%, 11/1/38, (Credit Support: Freddie Mac)(b)	40,000,000

		534,110,000

Pennsylvania — 1.07%
16,660,000	Pennsylvania Housing Finance Agency Single Family Mortgage Refunding Revenue, Series 84D, 0.22%, 10/1/34, (Credit Support: GO of Agency), (LOC: Freddie Mac)(b)	16,660,000
10,000,000	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue, Series 83B, 0.23%, 4/1/35, (LOC: Freddie Mac)(b)	10,000,000
13,370,000	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue, Series 85B, 0.23%, 4/1/35, (Credit Support: GO of Agency)(b)	13,370,000
10,000,000	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue, Series 87B, 0.25%, 4/1/35, (LOC: Fannie Mae)(b)	10,000,000
11,500,000	Pennsylvania Housing Finance Agency Single Family Refunding Revenue, Series 91B, 0.22%, 10/1/36, (Credit Support: GO of Agency), (LOC: Freddie Mac)(b)	11,500,000

		61,530,000

Tennessee — 0.14%
8,310,000	Shelby County Health Educational & Housing Facilities Board Revenue, 0.22%, 12/15/37, (Credit Support: Fannie Mae)(b)	8,310,000

Virginia — 0.30%
17,500,000	Lynchburg Industrial Development Authority, Hospital Central Health Refunding Revenue , Series A, 0.20%, 1/1/28, (Credit Support:NATL-RE), (LOC: Federal Home Loan Bank)(b)	17,500,000

42

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
Wyoming — 0.85%
$12,000,000	Wyoming Community Development Authority Housing Revenue, Series 11, 0.35%, 12/1/38, (LOC: Fannie Mae)(b)	$12,000,000
10,000,000	Wyoming Community Development Authority Housing Revenue, Series 7, 0.35%, 6/1/37, (LOC: Fannie Mae)(b)	10,000,000
10,000,000	Wyoming Community Development Authority Housing Revenue, Series 9, 0.35%, 6/1/37, (LOC: Fannie Mae)(b)	10,000,000
17,000,000	Wyoming Community Development Authority Revenue, Series A, 0.25%, 12/1/32, (LOC: Fannie Mae)(b)	17,000,000

		49,000,000

Total U.S. Government Agency Backed Municipal Bonds		1,331,319,000

(Cost $1,331,319,000)
U.S. Government Agency Backed Mortgages — 3.54%
Fannie Mae — 3.47%
66,020,000	Pool #463889, 0.38%, 8/2/10(c)	65,997,700
53,572,400	Pool #464168, 0.41%, 10/1/10(c)	53,516,268
81,000,000	Pool #464754, 0.27%, 9/1/10(c)	80,963,032

		200,477,000

Freddie Mac — 0.07%
4,383,872	Pool #M80835, 3.50%, 7/1/10	4,383,872

Total U.S. Government Agency Backed Mortgages		204,860,872

(Cost $204,860,872)
U.S. Government Agency Obligations — 36.67%
Fannie Mae — 8.02%
100,000,000	0.19%, 7/13/10(b)	100,000,000
250,000,000	0.25%, 9/1/10(c)	249,892,361
38,985,000	0.44%, 12/1/10(c)	38,912,098
74,636,000	0.45%, 12/1/10(c)	74,494,845

		463,299,304

Federal Home Loan Bank — 15.84%
130,000,000	0.25%, 7/11/11(b)	129,954,110
47,270,000	0.28%, 1/14/11(b)	47,270,000
92,000,000	0.29%, 5/2/11(b)	91,972,704
100,000,000	0.32%, 11/19/10(b)	99,993,903
18,600,000	0.33%, 12/10/10	18,590,506
85,000,000	0.38%, 6/10/11(c)	85,000,000
167,260,000	0.44%, 10/7/10	167,268,103
50,000,000	0.48%, 10/25/10	50,031,486
100,000,000	0.50%, 10/25/10	100,017,354
75,000,000	0.58%, 5/27/11	74,995,118
50,000,000	3.50%, 7/16/10	50,058,582

		915,151,866

43

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
Freddie Mac — 12.63%
$ 50,000,000	0.09%, 11/10/10(b)	$49,980,541
60,000,000	0.19%, 7/12/10(b)	59,999,890
40,000,000	0.20%, 7/14/10(b)	40,000,009
5,050,000	0.20%, 2/1/11(b)	5,047,381
55,000,000	0.30%, 11/16/10(c)	54,936,750
10,100,000	0.31%, 11/18/10(c)	10,087,824
16,675,000	0.34%, 4/7/11(b)	16,686,055
19,400,000	0.35%, 4/1/11(b)	19,417,840
100,000,000	0.51%, 9/24/10(b)	99,995,355
79,120,000	0.61%, 3/9/11(b)	79,210,313
18,750,000	1.45%, 9/10/10	18,791,925
81,345,000	3.25%, 7/16/10	81,448,956
125,000,000	3.25%, 2/25/11	127,273,991
37,700,000	4.75%, 12/8/10	38,431,010
28,502,000	6.88%, 9/15/10	28,895,469

		730,203,309

Overseas Private Investment Corp. — 0.18%
9,244,120	0.25%, 11/15/13(b)	9,244,120
1,400,000	0.25%, 3/15/15(b)	1,400,000

		10,644,120

Total U.S. Government Agency Obligations		2,119,298,599

(Cost $2,119,298,599)
U.S. Treasury Obligations — 2.23%
U.S. Treasury Notes — 2.23%
20,000,000	0.88%, 2/28/11	20,060,550
20,000,000	0.88%, 4/30/11	20,062,605
37,500,000	4.25%, 1/15/11	38,247,323
50,000,000	4.50%, 11/15/10	50,761,705

Total U.S. Treasury Obligations		129,132,183

(Cost $129,132,183)

Repurchase Agreements — 24.49%
90,000,000	Bank of America Securities LLC dated 6/24/10; due 7/22/10 at 0.15% with maturity value of $90,010,500 (fully collateralized by a Fannie Mae security with a maturity date of 7/1/35 at a rate of 5.00%).(d)	90,000,000

44

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$ 50,000,000	Bank of America Securities LLC dated 6/30/10; due 7/1/10 at 0.01% with maturity value of $50,000,014 (fully collateralized by a U.S. Treasury Note with a maturity date of 8/15/19 at a rate of 3.625%).	$50,000,000
100,000,000	Bank of America Securities LLC dated 6/30/10; due 7/1/10 at 0.02% with maturity value of $100,000,056 (fully collateralized by a Fannie Mae security with a maturity date of 7/1/35 at a rate of 5.00%).	100,000,000
250,000,000	Bank of America Securities LLC dated 6/30/10; due 7/1/10 at 0.04% with maturity value of $250,000,278 (fully collateralized by a Fannie Mae security with a maturity date of 7/1/35 at a rate of 5.00%).	250,000,000
100,000,000	Barclays Capital Inc. dated 6/30/10; due 7/1/10 at 0.01% with maturity value of $100,000,028 (fully collateralized by a U.S. Treasury Note with a maturity date of 2/15/27 at a rate of 6.625% ).	100,000,000
145,000,000	BNP Paribas Securities Corp. dated 5/26/10; due 7/9/10 at 0.24% with maturity value of $145,042,533 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 4/1/12 to 7/1/40 at rates ranging from 3.50% to 7.00%).(d)	145,000,000
300,000,000	BNP Paribas Securities Corp. dated 6/30/10; due 7/1/10 at 0.03% with maturity value of $300,000,250 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 12/1/18 to 6/1/40 at rates ranging from 4.50% to 7.00%).	300,000,000
100,000,000	Citigroup Global, dated 6/30/10; due 7/1/10 at 0.08% with maturity value of $100,000,222 (fully collateralized by Freddie Mac and Fannie Mae securities with maturity dates ranging from 1/1/22 to 7/1/40 at rates ranging from 4.50% to 7.00%)	100,000,000
80,000,000	Deutsche Bank AG dated 6/30/10; due 7/1/10 at 0.04% with maturity value of $80,000,089 (fully collateralized by Fannie Mae securities with maturity dates ranging from 10/1/21 to 8/1/39 at rates ranging from 4.50% to 7.00%).	80,000,000
200,000,000	Morgan Stanley & Co, dated 6/30/10; due 7/1/10 at 0.02% with maturity value of $200,000,111 (fully collateralized by Fannie Mae securities with maturity dates ranging from 6/1/30 to 9/1/47 at rates ranging from 2.102% to 6.50%).	200,000,000

Total Repurchase Agreements		1,415,000,000

(Cost $1,415,000,000)

45

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2010 (Unaudited)

Value

Total Investments	$5,763,353,865
(Cost $5,763,353,865)(e) — 99.73%

Other assets in excess of liabilities — 0.27%	15,354,297

NET ASSETS — 100.00%	$5,778,708,162

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2010.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2010. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(c)	Represents effective yield to maturity on date of purchase.
(d)	This security is restricted and illiquid as the securities may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933). The total investment in restricted and illiquid securities representing $235,000,000 or 4.07% of net assets was as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	6/30/2010 Carrying Value Per Unit
$90,000,000	Bank of America Securities LLC	6/24/2010	$90,000,000	$100.00
$145,000,000	BNP Paribas Securities Corp	5/26/2010	$145,000,000	$100.00

(e)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

FDIC –Federal Deposit Insurance Corp.

GO – General Obligation

LOC – Letter of Credit

NATL-RE – Insured by National Public Finance Guarantee Corp.

TLGP – Temporary Liquidity Guaranty Program

See notes to schedules of portfolio investments.

46

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund

June 30, 2010 (Unaudited)

Principal Amount		Value
Municipal Bonds — 99.17%
Alabama — 0.71%
$10,890,000	Birmingham Waterworks Board Revenue, Series R-10412, 0.32%, 7/1/14, (Credit Support: BHAC-CR, AGM)(a)(b)	$10,890,000

Arizona — 1.42%
3,160,000	Maricopa County Industrial Development Authority Gran Victoria Housing Revenue, Series A, 0.30%, 4/15/30, (Credit Support: Fannie Mae)(b)	3,160,000
5,300,000	Maricopa County Industrial Development Authority Valley of the Sun YMCA Revenue, 0.30%, 12/1/37, (LOC: U.S. Bank NA)(b)	5,300,000
5,900,000	Pima County Industrial Development Authority Delaware Military Academy Revenue, 0.28%, 9/1/38, (LOC: PNC Bank NA)(b)	5,900,000
7,375,000	Tempe Industrial Development Authority Revenue, Series C, 0.38%, 12/1/27, (LOC: Sovereign Bank FSB)(b)	7,375,000

		21,735,000

California — 6.76%
9,830,000	California Educational Facilities Authority, Art Center College Design Revenue, 0.25%, 12/1/39, (LOC: Wells Fargo Bank)(b)	9,830,000
6,700,000	California Educational Facilities Authority, Art Center Design College Refunding Revenue, Series B, 0.25%, 12/1/32, (LOC: Wells Fargo Bank)(b)	6,700,000
3,000,000	Calleguas-Las Virgenes Public Financing Authority Revenue, 0.31%, 1/1/15, (Credit Support: BHAC-CR, FGIC)(a)(b)	3,000,000
10,000,000	City of Modesto Refunding COP, Series A, 0.31%, 10/1/36, (Credit Support: Assured GTY)(b)	10,000,000
11,000,000	City of Oakland GO, Series A, 2.50%, 7/16/10	11,007,636
12,475,000	Eclipse Funding Trust Tax Allocation Revenue, 0.20%, 2/1/15, (LOC: U.S. Bank NA)(b)	12,475,000
5,000,000	Gilroy Public Facilities Financing Authority Refunding Revenue, 2.00%, 9/1/10	5,006,292
510,000	Hesperia Public Financing Authority Refunding Revenue, Series B, 0.45%, 6/1/22, (LOC: Bank of America NA)(b)	510,000
15,500,000	Oxnard Financing Authority Revenue, 2.50%, 8/25/10	15,517,205
5,800,000	Padre Dam Municipal Water District COP, Series R-11792, 0.31%, 4/1/17(a)(b)	5,800,000
3,200,000	Rocklin Unified School District GO, 3.00%, 9/15/10	3,209,841
11,915,000	San Diego Housing Authority, Hillside Garden Apartments Revenue, Series C, 0.25%, 1/15/35, (Credit Support: Fannie Mae)(b)	11,915,000
2,500,000	State of California Floaters GO, Series 1707, 0.41%, 8/1/32, (Credit Support: AGM)(b)	2,500,000
6,000,000	State of California GO, 0.23%, 7/1/23, (LOC: BNP Paribas)(b)	6,000,000

		103,470,974

Colorado — 3.82%
3,170,000	Aurora Centretech Metropolitan District Refunding GO, Series C, 0.31%, 12/1/28, (LOC: U.S. Bank NA)(b)	3,170,000

47

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$ 6,510,000	Base Village Metropolitan District No. 2 GO, Series B, 0.31%, 12/1/38, (LOC: U.S. Bank NA)(b)	$6,510,000
1,250,000	Colorado Health Facilities Authority Revenue, Series A, 0.40%, 4/1/24, (LOC: Wells Fargo Bank)(b)	1,250,000
3,000,000	Colorado Housing & Finance Authority Refunding Revenue, 0.29%, 2/15/28, (Credit Support: Fannie Mae)(b)	3,000,000
20,000,000	Colorado State Education Loan Program Revenue, 1.50%, 8/12/10, (Credit Support: State Aid Withholding)	20,028,120
5,000,000	Commerce City Northern Infrastructure General Improvement District GO, 0.31%, 12/1/28, (LOC: U.S. Bank NA)(b)	5,000,000
3,475,000	County of Pitkin Refunding Revenue, Series A, 0.32%, 12/1/24, (LOC: U.S. Bank NA)(b)	3,475,000
5,200,000	Gateway Regional Metropolitan District Refunding GO, 0.40%, 12/1/37, (LOC: Wells Fargo Bank)(b)	5,200,000
2,580,000	Meridian Ranch Metropolitan District Refunding GO, 0.31%, 12/1/38, (LOC: U.S. Bank NA)(b)	2,580,000
1,685,000	Parker Automotive Metropolitan District GO, 0.31%, 12/1/34, (LOC: U.S. Bank NA)(b)	1,685,000
1,370,000	University of Colorado Hospital Authority Revenue, Series A, 0.28%, 11/15/33, (Credit Support: AGM)(b)	1,370,000
5,180,000	Water Valley Metropolitan District No. 2 GO, 0.40%, 12/1/24, (LOC: Wells Fargo Bank)(b)	5,180,000

		58,448,120

Connecticut — 0.20%
3,117,000	Northeast Tax-Exempt Bond Grantor Trust Revenue, 0.35%, 4/1/19, (LOC: PNC Bank NA)(b)	3,117,000

District Of Columbia — 1.57%
4,440,000	District of Columbia Children’s Defense Fund Revenue, 0.33%, 4/1/22, (LOC: Wells Fargo Bank)(b)	4,440,000
1,700,000	District of Columbia Internships and Academic Revenue, 0.34%, 7/1/36, (LOC: Branch Banking & Trust)(b)	1,700,000
4,600,000	District of Columbia Jesuit Conference Revenue, 0.28%, 10/1/37, (LOC: PNC Bank NA)(b)	4,600,000
3,980,000	District of Columbia Water & Sewer Authority Revenue, Putters Series 3022, 0.36%, 4/1/16, (Credit Support: Assured GTY)(b)	3,980,000
9,360,000	District of Columbia Water & Sewer Authority Revenue, Series R-11623, 0.32%, 4/1/29, (Credit Support: Assured GTY), Callable 10/1/18 100(a)(b)	9,360,000

		24,080,000

Florida — 3.94%
4,995,000	City of Tallahassee Revenue, Putters Series 2069Z, 0.36%, 4/1/15, (Credit Support: NATL-RE)(b)	4,995,000
2,635,000	Collier County Industrial Development Authority Revenue, 0.45%, 12/1/26, (LOC: Bank of America NA)(b)	2,635,000
8,100,000	County of Broward Educational Facilities Authority, Southeastern University Revenue, Series A, 0.19%, 4/1/38, (LOC: Bank of America NA)(b)	8,100,000

48

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$15,000,000	County of Palm Beach Pine Crest Preparatory Refunding Revenue, 0.30%, 6/1/38, (LOC: Bank of America NA)(b)	$15,000,000
1,280,000	Florida Housing Finance Corp. Refunding Revenue, Series I, 0.30%, 11/1/32, (Credit Support: Freddie Mac)(b)	1,280,000
5,245,000	JP Morgan Chase Putters/Drivers Trust Revenue, Series 3438Z, 0.36%, 4/1/27, (Credit Support: NATL-RE)(a)(b)	5,245,000
2,225,000	JP Morgan Chase Putters/Drivers Trust Revenue, Series 3617, 0.41%, 10/1/25(a)(b)	2,225,000
6,835,000	Marion County Industrial Development Authority Refunding Revenue, 0.35%, 11/15/32, (Credit Support: Fannie Mae)(b)	6,835,000
5,255,000	Miami-Dade County Industrial Development Authority Revenue, 0.32%, 9/1/29, (LOC: Bank of America NA)(b)	5,255,000
8,815,000	Orange County Housing Finance Authority Refunding Revenue, 0.28%, 6/1/25, (Credit Support: Fannie Mae)(b)	8,815,000

		60,385,000

Georgia — 2.00%
7,215,000	Clayton County Housing Authority Refunding Revenue, 0.31%, 9/1/26, (Credit Support: Fannie Mae)(b)	7,215,000
4,755,000	Cobb County Housing Authority Refunding Revenue, 0.30%, 3/1/24, (Credit Support: Freddie Mac)(b)	4,755,000
7,390,000	Fulton County Development Authority Revenue, 0.30%, 4/1/34, (LOC: Bank of America NA)(b)	7,390,000
2,800,000	Gainesville & Hall County Development Authority Refunding Revenue, 0.30%, 4/1/27, (Credit Support: County GTY), (LOC: Bank of America NA)(b)	2,800,000
8,425,000	Marietta Housing Authority Refunding Revenue, 0.31%, 7/1/24, (Credit Support: Fannie Mae)(b)	8,425,000

		30,585,000

Idaho — 1.55%
23,680,000	Idaho Health Facilities Authority Revenue, 0.21%, 7/1/30, (Credit Support: AGM)(b)	23,680,000

Illinois — 6.98%
20,625,000	City of Chicago GO, Series R-11270, 0.32%, 7/1/15, (Credit Support: NATL-RE)(b)	20,625,000
2,700,000	City of Galesburg Revenue, 0.28%, 7/1/24, (LOC: Bank of America NA)(b)	2,700,000
11,500,000	City of Galesburg Revenue, 0.30%, 3/1/31, (LOC: Bank of America NA)(b)	11,500,000
7,400,000	Illinois Development Finance Authority YMCA Metro Chicago Project Revenue, 0.30%, 6/1/29, (LOC: JP Morgan Chase Bank)(b)	7,400,000
4,100,000	Illinois Finance Authority Cultural Pool Revenue, 0.22%, 12/1/25, (LOC: JP Morgan Chase Bank)(b)	4,100,000
11,545,000	Illinois Finance Authority Dominican University Revenue, 0.30%, 3/1/36, (LOC: JP Morgan Chase Bank)(b)	11,545,000
1,280,000	Illinois Finance Authority Radiological Society Project Revenue, 0.30%, 6/1/17, (LOC: JP Morgan Chase Bank)(b)	1,280,000

49

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$4,995,000	Illinois Finance Authority Revenue, Putters Series 2967, 0.36%, 2/15/16, (Credit Support: Assured GTY)(b)	$4,995,000
16,100,000	Illinois Finance Authority Revenue, Series R-11624, 0.33%, 8/15/39, (Credit Support: Assured GTY), Callable 8/15/18 @ 100(a)(b)	16,100,000
6,850,000	Illinois Finance Authority, Beloit Memorial Hospital, Inc. Revenue , Series A, 0.20%, 4/1/36, (LOC: JP Morgan Chase Bank)(b)	6,850,000
4,000,000	Illinois Health Facilities Authority Revenue, Series C, 0.30%, 1/1/16, (LOC: JP Morgan Chase Bank)(b)	4,000,000
9,900,000	State of Illinois GO, 0.41%, 2/1/11, (Credit Support: AGM)(a)(b)	9,900,000
2,780,000	Village of Channahon Revenue, Series A, 0.27%, 12/1/34, (LOC: U.S. Bank NA)(b)	2,780,000
3,085,000	Village of Channahon Revenue, Series D, 0.27%, 12/1/32, (LOC: U.S. Bank NA)(b)	3,085,000

		106,860,000

Indiana — 3.72%
7,040,000	City of Fort Wayne Waterworks Revenue, 0.60%, 2/10/11	7,040,000
20,420,000	Indiana Bond Bank Revenue, Series A, 2.00%, 1/6/11, (LOC: JP Morgan Chase Bank)	20,585,177
4,400,000	Indiana Finance Authority Refunding Revenue, 0.20%, 3/1/36, (LOC: Branch Banking & Trust)(b)	4,400,000
16,365,000	Indiana Finance Authority Refunding Revenue, 0.28%, 7/1/36, (LOC: Harris Bank)(b)	16,365,000
8,540,000	Indiana Health Facility Financing Authority Revenue, Series A, 0.30%, 7/1/28, (LOC: Bank of America NA)(b)	8,540,000

		56,930,177

Iowa — 1.91%
6,000,000	City of Urbandale Interstate Acres LP Refunding Revenue, 0.33%, 12/1/14, (LOC: Bankers Trust Company)(b)	6,000,000
3,070,000	Iowa Finance Authority Revenue, 0.30%, 2/1/23, (LOC: Wells Fargo Bank)(b)	3,070,000
1,785,000	Iowa Finance Authority Revenue, 0.40%, 4/1/25, (LOC: Bank of America NA)(b)	1,785,000
7,870,000	Iowa Higher Education Loan Authority Revenue, 0.40%, 5/1/20, (LOC: Wells Fargo Bank)(b)	7,870,000
8,325,000	Iowa Higher Education Loan Authority Revenue, 0.40%, 4/1/27, (LOC: Bank of America NA)(b)	8,325,000
2,150,000	Woodbury County Revenue, 0.40%, 11/1/16, (LOC: U.S. Bank NA)(b)	2,150,000

		29,200,000

Kansas — 0.21%
3,215,000	City of Olathe Revenue, Series B, 0.40%, 11/1/18, (LOC: Bank of America NA)(b)	3,215,000

Kentucky — 1.33%
8,155,000	County of Warren Refunding Revenue, 0.31%, 4/1/37, (Credit Support: Assured GTY)(b)	8,155,000

50

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$6,500,000	Kentucky Economic Development Finance Authority Revenue, Series R-11810, 0.36%, 6/1/16, (Credit Support: Assured GTY)(a)(b)	$6,500,000
5,700,000	Louisville & Jefferson County Metropolitan Sewer District Revenue, Series A, 3.00%, 8/19/10	5,713,223

		20,368,223

Louisiana — 0.85%
9,055,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series A, 0.24%, 10/1/37, (LOC: First NBC Bank)(b)	9,055,000
4,010,000	Shreveport Home Mortgage Authority Refunding Revenue, 0.31%, 2/15/23, (Credit Support: Fannie Mae)(b)	4,010,000

		13,065,000

Maryland — 0.83%
12,700,000	Maryland Health & Higher Educational Facilities Authority Revenue, Series D, 0.19%, 7/1/41, (LOC: TD Bank NA)(b)	12,700,000

Massachusetts — 0.66%
10,000,000	City of New Bedford GO, Series A, 1.75%, 2/11/11	10,067,314

Michigan — 2.76%
5,000,000	Detroit City School District GO, Putters Series 2954, 0.36%, 11/1/24, (Credit Support: AGM, Q-SBLF)(b)	5,000,000
5,000,000	Michigan Municipal Bond Authority, Student Aid Notes Revenue, Series C-1, 3.00%, 8/20/10	5,010,802
15,000,000	Michigan State Hospital Finance Authority Revenue, 0.31%, 6/1/22, (Credit Support: Assured GTY)(b)	15,000,000
5,010,000	Michigan Strategic Fund Revenue, 0.40%, 9/1/40, (LOC: Bank of America NA)(b)	5,010,000
12,200,000	State of Michigan GO, Series A, 2.00%, 9/30/10	12,244,521

		42,265,323

Minnesota — 6.06%
1,825,000	City of Bloomington Refunding Revenue, Series A1, 0.36%, 11/15/32, (Credit Support: Fannie Mae)(b)	1,825,000
8,035,000	City of Burnsville Refunding Revenue, 0.30%, 1/1/35, (Credit Support: Freddie Mac)(b)	8,035,000
12,235,000	City of Inver Grove Heights Refunding Revenue, 0.30%, 5/15/35, (Credit Support: Fannie Mae)(b)	12,235,000
1,200,000	City of Minnetonka Refunding Revenue, 0.30%, 11/15/31, (Credit Support: Fannie Mae)(b)	1,200,000
13,505,000	City of Oak Park Heights Refunding Revenue, 0.30%, 11/1/35, (Credit Support: Freddie Mac)(b)	13,505,000
5,500,000	City of Robbinsdale Refunding Revenue, Series A2, 0.19%, 5/1/33, (LOC: Wells Fargo Bank)(b)	5,500,000
5,565,000	City of Saint Louis Park Westwind Apartments Project Refunding Revenue, 0.30%, 9/15/33, (Credit Support: Fannie Mae)(b)	5,565,000
1,240,000	City of Spring Lake Park Refunding Revenue, 0.30%, 2/15/33, (Credit Support: Fannie Mae)(b)	1,240,000

51

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$10,420,000	Midwest Consortium of Municipal Utilities Revenue, Series B, 0.30%, 10/1/35, (LOC: U.S. Bank NA)(b)	$10,420,000
15,000,000	Rochester Health Care Facilities, TECP, 0.32%, 8/11/10	15,000,000
2,140,000	St. Paul Housing & Redevelopment Authority Revenue, Series A, 0.31%, 5/1/27, (LOC: U.S. Bank NA)(b)	2,140,000
7,035,000	St. Paul Port Authority Revenue, Series 5-O, 0.27%, 12/1/28, (LOC: Deutsche Bank AG)(b)	7,035,000
9,000,000	St. Paul Port Authority Revenue, Series 9-BB, 0.27%, 3/1/29, (LOC: Deutsche Bank AG)(b)	9,000,000

		92,700,000

Mississippi — 1.01%
6,040,000	Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue, 0.31%, 5/1/39, (LOC: Capital One NA)(b)	6,040,000
9,500,000	Mississippi Business Finance Corp. Petal Gas Storage LLC Project Revenue, 0.28%, 8/1/34, (LOC: Deutsche Bank AG)(b)	9,500,000

		15,540,000

Missouri — 1.78%
4,200,000	Cape Girardeau County Industrial Development Authority Revenue, Series B, 0.29%, 6/1/39, (LOC: Wells Fargo Bank)(b)	4,200,000
13,600,000	Missouri State Health & Educational Facilities Authority Revenue, Series C-4, 0.30%, 6/1/33, (Credit Support: AGM)(b)	13,600,000
7,420,000	Nodaway County Industrial Development Authority Revenue, 0.28%, 11/1/28, (LOC: U.S. Bank NA)(b)	7,420,000
2,000,000	St. Charles County Industrial Development Authority Refunding Revenue, 0.31%, 2/1/29, (Credit Support: Fannie Mae)(b)	2,000,000

		27,220,000

Nebraska — 0.94%
6,000,000	Madison County Hospital Authority No. 1 Revenue, Series B, 0.30%, 7/1/33, (LOC: U.S. Bank NA)(b)	6,000,000
5,570,000	Saline County Hospital Authority No. 1 Refunding Revenue, Series C, 0.28%, 6/1/31, (LOC: U.S. Bank NA)(b)	5,570,000
2,775,000	Scotts Bluff County Hospital Authority Refunding Revenue, 0.33%, 12/1/31, (Credit Support: Ginnie Mae), (LOC: U.S. Bank NA)(b)	2,775,000

		14,345,000

Nevada — 0.70%
5,145,000	City of Fernley GO, Series R-11458, 0.33%, 2/1/16, (Credit Support: Assured GTY), Callable 2/1/18 @ 100(b)	5,145,000
5,510,000	City of Reno Refunding Revenue, Series A, 0.30%, 6/1/32, (LOC: Bank of America NA)(b)	5,510,000

		10,655,000

New Hampshire — 2.01%
22,000,000	New Hampshire Business Finance Authority Revenue, 0.17%, 10/1/37, (LOC: TD Bank NA)(b)	22,000,000

52

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$8,700,000	New Hampshire Health & Education Facilities Authority Revenue, 0.40%, 7/1/28, (LOC: Wells Fargo Bank)(b)	$8,700,000

		30,700,000

New Jersey — 3.04%
4,915,000	Austin Trust Various States Revenue, Series 2008-353, 0.40%, 7/1/13, (LOC: Bank of America NA)(b)	4,915,000
19,855,000	New Jersey Economic Development Authority Diocese of Metuchen Project Revenue, 0.28%, 9/1/30, (LOC: Bank of America NA)(b)	19,855,000
12,085,000	New Jersey Health Care Facilities Financing Authority Revenue, 0.25%, 7/1/24, (LOC: TD Bank NA)(b)	12,085,000
9,660,000	New Jersey Health Care Facilities Financing Authority Revenue, 0.26%, 7/1/33, (LOC: TD Bank NA)(b)	9,660,000

		46,515,000

New York — 8.47%
11,200,000	Addison Central School District GO, 1.75%, 1/21/11, (Credit Support: State Aid Withholding)	11,268,356
3,605,000	Candor Central School District GO, 1.75%, 6/24/11, (Credit Support: State Aid Withholding)	3,640,076
2,900,000	Erie County Industrial Development Agency Revenue, Putters Series 2090, 0.34%, 5/1/15, (Credit Support: AGM)(b)	2,900,000
25,000,000	Metropolitan Transportation Authority Revenue, Subseries E2, 0.28%, 11/1/35, (LOC: BNP Paribas)(b)	25,000,000
6,900,000	New York City Industrial Development Agency Refunding Revenue, 0.18%, 6/1/35, (LOC: JP Morgan Chase Bank)(b)	6,900,000
15,000,000	New York Liberty Development Corp. World Trade Center Project Revenue, Series A, 0.50%, 12/1/49(b)	15,000,000
4,030,000	New York State Dormitory Authority Long Island University Revenue, Series A2, 0.27%, 9/1/36, (LOC: Citizens Bank)(b)	4,030,000
3,765,000	New York State Dormitory Authority Long Island University Revenue, Series A2, 0.30%, 9/1/26, (LOC: Citizens Bank)(b)	3,765,000
20,000,000	New York State Dormitory Authority Revenue, Series D, 0.25%, 7/1/31, (LOC: TD Bank NA)(b)	20,000,000
2,500,000	New York State Dormitory Authority Wagner College Revenue, 0.26%, 7/1/38, (LOC: TD Bank NA)(b)	2,500,000
27,400,000	New York State Energy Research & Development Authority Refunding Revenue, Series A, 0.33%, 8/1/15, (Credit Support: AMBAC), (LOC: Wells Fargo Bank)(b)	27,400,000
7,200,615	Windsor Central School District GO, 1.75%, 6/16/11, (Credit Support: State Aid Withholding)	7,272,562

		129,675,994

North Carolina — 2.64%
9,770,000	North Carolina Capital Facilities Finance Agency Revenue, 0.30%, 8/1/33, (LOC: Wells Fargo Bank)(b)	9,770,000
17,700,000	North Carolina Capital Facilities Finance Agency Revenue, Series B, 0.30%, 6/1/38, (LOC: Wells Fargo Bank)(b)	17,700,000

53

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$12,995,000	North Carolina Municipal Power Agency No. 1 Catawba Revenue, Series R-211, 0.32%, 1/1/11, (Credit Support: BHAC-CR, MBIA), Callable 1/1/13 @ 100(b)	$12,995,000

		40,465,000

Ohio — 1.43%
10,200,000	County of Lucas GO, 1.00%, 7/22/10	10,201,743
11,690,000	Xenia Community School District GO, 1.70%, 7/29/10	11,702,708

		21,904,451

Oregon — 1.10%
1,000,000	City of Portland Revenue, Series A, 0.25%, 12/1/11, (LOC: Harris Trust & Savings Bank)(b)	1,000,000
5,300,000	Clackamas County Hospital Facility Authority Refunding Revenue, Series A-1, 0.38%, 11/1/29, (LOC: Sovereign Bank FSB)(b)	5,300,000
6,000,000	Confederated Tribes of the Umatilla Indian Reservation Revenue, 0.30%, 12/1/28, (LOC: Bank of America NA)(b)	6,000,000
4,600,000	Yamhill County Hospital Authority Refunding Revenue, 0.19%, 12/1/34, (LOC: U.S. Bank NA)(b)	4,600,000

		16,900,000

Pennsylvania — 7.16%
8,900,000	Allegheny County Higher Education Building Authority Revenue, Series A, 0.28%, 3/1/38, (LOC: PNC Bank NA)(b)	8,900,000
7,700,000	Allegheny County Hospital Development Authority Revenue, Series A, 0.28%, 6/1/30, (LOC: PNC Bank NA)(b)	7,700,000
5,135,000	Allegheny County Industrial Development Authority Revenue, 0.28%, 6/1/38, (LOC: PNC Bank NA)(b)	5,135,000
1,875,000	Butler County General Authority Revenue, 0.35%, 11/15/21, (Credit Support: AGM)(b)	1,875,000
3,255,000	Cumberland County Municipal Authority Revenue, Series C, 0.30%, 1/1/33, (LOC: Wells Fargo Bank)(b)	3,255,000
5,000,000	Delaware County Industrial Development Authority Refunding Revenue, Series G, 0.28%, 12/1/31(b)	5,000,000
5,000,000	Delaware County Industrial Development Authority Refunding Revenue, Series G, 0.28%, 12/1/31(b)	5,000,000
3,100,000	Emmaus General Authority Revenue, Series A11, 0.31%, 3/1/24, (LOC: U.S. Bank NA)(b)	3,100,000
4,700,000	Emmaus General Authority Revenue, Series F, 0.31%, 3/1/24, (LOC: U.S. Bank NA)(b)	4,700,000
8,155,000	JP Morgan Chase Putters/Drivers Trust GO, Series 3405, 0.34%, 11/15/14, (Credit Support: AGM, State Aid Withholding)(a)(b)	8,155,000
7,500,000	Lancaster Industrial Development Authority Revenue, Series B, 0.26%, 12/1/39, (LOC: PNC Bank NA)(b)	7,500,000
8,050,000	Luzerne County Convention Center Authority Revenue, Series A, 0.28%, 9/1/28, (LOC: PNC Bank NA)(b)	8,050,000
15,000,000	Pennsylvania Economic Development Finance Authority Revenue, 0.62%, 12/1/38, (LOC: Wells Fargo Bank)(b)	15,000,000

54

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$ 2,970,000	Pennsylvania State Public School Building Authority Revenue, Putters-Series 1970, 0.34%, 12/1/14, (Credit Support: AGM, State Aid Withholding)(b)	$2,970,000
7,800,000	Philadelphia Authority for Industrial Development Revenue, 0.40%, 12/1/37, (LOC: Wells Fargo Bank)(b)	7,800,000
2,490,000	Shaler Area School District Refunding GO, 0.35%, 9/1/25, (Credit Support: AGM, State Aid Withholding)(b)	2,490,000
4,000,000	Washington County Hospital Authority Revenue, Series A, 1.25%, 7/1/37, (LOC: Wells Fargo Bank)(b)	4,000,000
9,025,000	York County Industrial Development Authority Revenue, 0.28%, 7/1/37, (LOC: PNC Bank NA)(b)	9,025,000

		109,655,000

Rhode Island — 0.56%
3,140,000	Rhode Island Health & Educational Building Corp. Revenue, 0.45%, 6/1/37, (LOC: Bank of America NA)(b)	3,140,000
5,500,000	Rhode Island Health & Educational Building Corp. Revenue, Series R-11811, 0.33%, 5/15/17, (Credit Support: Assured GTY)(a)(b)	5,500,000

		8,640,000

South Carolina — 1.98%
6,500,000	County of Cherokee Revenue, 0.40%, 12/1/15, (LOC: Bank of America NA)(b)	6,500,000
5,900,000	South Carolina Jobs-Economic Development Authority Revenue, 0.40%, 5/1/29, (LOC: Wells Fargo Bank)(b)	5,900,000
6,735,000	St Peters Parish-Jasper County Public Facilities Corp. Revenue, Series A, 0.75%, 2/1/11	6,735,000
5,100,000	St Peters Parish-Jasper County Public Facilities Corp. Revenue, Series A, 1.50%, 7/1/11	5,130,294
6,000,000	St Peters Parish-Jasper County Public Facilities Corp. Revenue, Series B, 1.50%, 7/1/10	6,000,000

		30,265,294

South Dakota — 0.83%
12,640,000	City of Sioux Falls Revenue, Series 2057, 0.36%, 5/15/15, (Credit Support: NATL-RE)(b)	12,640,000

Tennessee — 0.13%
2,000,000	Hendersonville Industrial Development Board Refunding Revenue, 0.31%, 2/15/28, (Credit Support: Fannie Mae)(b)	2,000,000

Texas — 5.86%
3,150,000	Crawford Education Facilities Corp. Revenue, 0.32%, 6/1/18, (LOC: U.S. Bank NA)(b)	3,150,000
7,050,000	DeSoto Industrial Development Authority Refunding Revenue, 0.41%, 12/1/16(b)	7,050,000
1,745,000	El Paso County Hospital District GO, Putters Series 2747, 0.36%, 2/15/16, (Credit Support: Assured GTY)(b)	1,745,000
9,000,000	Harris County Cultural Educational Facilities TECP, 0.36%, 10/20/10(c)	9,000,000

55

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$ 8,000,000	Harris County Cultural Educational Facilities TECP, 0.43%, 12/8/10(c)	$8,000,000
4,075,000	Harris County Hospital District Revenue, Series R-12075, 0.32%, 8/15/10, (Credit Support: BHAC-CR, NATL-RE)(b)	4,075,000
3,505,000	JP Morgan Chase Putters/Drivers Trust GO, Series 3356, 0.36%, 2/15/12, (Credit Support: AMBAC)(a)(b)	3,505,000
4,290,000	JP Morgan Chase Putters/Drivers Trust GO, Series 3563, 0.31%, 4/1/15, (Credit Support: AGM)(a)(b)	4,290,000
5,000,000	North Texas Tollway Authority Revenue, Series R-11392, 0.32%, 1/1/16, (Credit Support: BHAC-CR)(b)	5,000,000
5,280,000	Splendora Higher Education Facilities Corp. Revenue, Series A, 0.40%, 12/1/26, (LOC: Wells Fargo Bank)(b)	5,280,000
2,675,000	Tarrant County Health Facilities Development Corp. Revenue OID, 6.00%, 9/1/10	2,700,081
5,750,000	Texas Public Finance Authority TECP, 0.30%, 7/14/10(c)	5,750,000
30,000,000	Texas State Revenue, 2.50%, 8/31/10	30,112,502

		89,657,583

Utah — 1.94%
5,000,000	County of Emery Revenue, 0.23%, 11/1/24, (LOC: Wells Fargo Bank)(b)	5,000,000
720,000	County of Sanpete Revenue, 0.40%, 8/1/28, (LOC: U.S. Bank NA)(b)	720,000
3,700,000	Duchesne County School District Revenue, 0.40%, 6/1/21, (LOC: U.S. Bank NA)(b)	3,700,000
4,922,000	Jordanelle Special Service District Revenue, 0.30%, 9/1/25, (LOC: Wells Fargo Bank)(b)	4,922,000
3,595,000	Ogden City Redevelopment Agency Tax Allocation, Series A, 0.40%, 4/1/25, (LOC: Wells Fargo Bank)(b)	3,595,000
7,220,000	Salt Lake County Granite School District GO, 3.00%, 6/1/11, (Credit Support: School Board GTY)	7,385,278
4,435,000	Salt Lake County Housing Authority Refunding Revenue, 0.32%, 2/15/31, (Credit Support: Fannie Mae)(b)	4,435,000

		29,757,278

Vermont — 0.65%
9,900,000	Vermont Educational & Health Buildings Financing Agency Norwich University Project Refunding Revenue, 0.26%, 9/1/38, (LOC: TD Bank NA)(b)	9,900,000

Virginia — 0.89%
6,735,000	JP Morgan Chase Putters/Drivers Trust Revenue, Series 3313Z, 0.36%, 1/1/31, (Credit Support: NATL-RE, GO of Authority), Callable 7/01/11 @ 100(b)	6,735,000
6,940,000	Virginia Beach Development Authority Refunding Revenue, 0.30%, 7/1/33, (LOC: Bank of America NA)(b)	6,940,000

		13,675,000

Washington — 2.11%
10,000,000	City of Seattle Revenue, Series R-47, 0.32%, 3/2/21, (Credit Support: AGM)(b)	10,000,000

56

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$ 5,995,000	City of Seattle Revenue, Series R-48, 0.32%, 9/2/20, (Credit Support: AGM)(b)	$5,995,000
4,995,000	JP Morgan Chase Putters/Drivers Trust GO, Series 3542Z, 0.36%, 12/1/14, (Credit Support: NATL-RE, FGIC, School Board GTY)(a)(b)	4,995,000
6,930,000	Washington Health Care Facilities Authority Revenue, 0.40%, 8/1/26, (LOC: Bank of America NA)(b)	6,930,000
280,000	Washington State Housing Finance Commission Refunding Revenue, Series B, 0.32%, 7/1/11, (LOC: U.S. Bank NA)(b)	280,000
3,000,000	Washington State Housing Finance Commission Revenue, 0.30%, 10/1/29, (LOC: Wells Fargo Bank)(b)	3,000,000
1,100,000	Washington State Housing Finance Commission Revenue, 0.32%, 7/1/22, (LOC: U.S. Bank NA)(b)	1,100,000

		32,300,000

Wisconsin — 6.66%
15,020,000	City of Marshfield Revenue, Series C, 4.00%, 12/1/10	15,240,401
20,000,000	City of Milwaukee Cash Flow Management GO, Series R4, 1.50%, 12/15/10	20,102,801
4,000,000	Jefferson School District GO, 1.80%, 6/1/11	4,011,960
2,645,000	Milwaukee Redevelopment Authority Revenue, 0.31%, 9/1/40, (LOC: U.S. Bank NA)(b)	2,645,000
7,250,000	New Richmond School District Revenue, Series B, 1.75%, 5/10/11	7,278,196
6,000,000	Wisconsin Health & Educational Facilities Authority Revenue, Series A, 0.19%, 8/1/30, (LOC: U.S. Bank NA)(b)	6,000,000
10,375,000	Wisconsin Health & Educational Facilities Authority Revenue, Series B, 0.19%, 12/1/26, (LOC: U.S. Bank NA)(b)	10,375,000
13,300,000	Wisconsin Health & Educational Facilities Authority Revenue, Series C, 0.19%, 4/1/28, (LOC: U.S. Bank NA)(b)	13,300,000
12,665,000	Wisconsin Housing & Economic Development Authority Revenue, 0.23%, 10/1/17, (LOC: Wells Fargo Bank)(b)	12,665,000
1,760,000	Wisconsin Municipalities Private School Finance Commission Revenue, 0.32%, 3/1/23, (LOC: U.S. Bank NA)(b)	1,760,000
8,535,000	Wisconsin State Health & Educational Facilities Authority Revenue, 0.40%, 6/1/28, (LOC: Wells Fargo Bank)(b)	8,535,000

		101,913,358

Total Municipal Bonds		1,518,086,089

(Cost $1,518,086,089)

Principal Amount		Value
Repurchase Agreements — 1.11%
$17,000,000	Deutsche Bank AG dated 6/30/10; due 7/1/10 at 0.04% with maturity value of $17,000,019 (fully collateralized by Freddie Mac securities with maturity dates ranging from 2/1/13 to 6/1/47 at rates ranging from 4.00% to 7.00%).	$17,000,000

57

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount	Value

Total Repurchase Agreements	$17,000,000

(Cost $17,000,000)

Total Investments	$1,535,086,089
(Cost $1,535,086,089)(d) — 100.28%

Liabilities in excess of other assets — (0.28)%	$(4,240,447)

NET ASSETS — 100.00%	$1,530,845,642

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2010. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(c)	Represents effective yield to maturity on date of purchase.
(d)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

AGM – Assured Guaranty Municipal

AMBAC – American Municipal Bond Assurance Corp.

BHAC-CR – Berkshire Hathaway Assurance Corp. Custodial Receipts

COP –Certificate of Participation

FGIC – Insured by Financial Guaranty Insurance Corp.

GO – General Obligation

GTY – Guaranty

LOC – Letter of Credit

MBIA – Municipal Bond Insurance Association

NATL-RE – Insured by National Public Finance Guarantee Corp.

OID – Original Issue Discount

Q-SBLF – Qualified School Board Loan Fund

TECP – Tax Exempt Commercial Paper

See notes to schedules of portfolio investments.

58

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

June 30, 2010 (Unaudited)

Principal Amount		Value
Municipal Bonds — 5.27%
Arizona — 0.11%
$ 550,837	Phoenix & Pima County Industrial Development Authority Revenue, Series 2A, 5.45%, 3/1/39, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 9/1/16 @ 103	$577,999

California — 0.52%
15,000	California Rural Home Mortgage Finance Authority Refunding Revenue, Series A, 4.20%, 2/1/27, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac)	15,001

545,000	California Rural Home Mortgage Finance Authority Revenue, Series C, 5.40%, 8/1/35, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 2/1/17 @ 104	563,421

975,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 10/20/17 @ 102	987,090

440,000	Camarillo California Community Development, Community Tax Allocation (Housing Set-Aside), Series A-T, 5.26%, 9/1/16, (Credit Support: AMBAC)	443,555

740,000	Sacramento County Housing Authority Revenue, Series B-1, 5.00%, 1/20/48, (Credit Support: Ginnie Mae), Callable 7/20/17 @ 102	724,031

		2,733,098

Guam — 0.03%
140,000	Guam Power Authority Revenue OID, Series A, 5.00%, 10/1/24, (Credit Support: AMBAC)	133,001

Massachusetts — 1.36%
6,790,000	Massachusetts Housing Finance Agency Revenue, Series B, 6.53%, 12/1/27, (Credit Support: NATL-RE,IBC), Callable 6/1/17 @ 100	7,152,518

Mississippi — 0.02%
100,000	Mississippi Home Corp. Multi Family Revenue OID, 5.35%, 8/20/48, (Credit Support: Ginnie Mae, Fannie Mae), Callable 9/1/18 @ 105	102,872

New York — 2.24%
665,000	New York City Housing Development Corp. Revenue, Series A, 4.15%, 7/15/15, (Credit Support: Fannie Mae)	672,049

59

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$7,750,000	New York City Housing Development Corp. Revenue, Series B, 4.95%, 5/15/36, (Credit Support: Fannie Mae), Callable 11/1/15 @ 100	$7,749,535

700,000	New York State Housing Finance Agency Revenue, 4.50%, 11/15/27, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	675,402

1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	975,770

1,620,000	Suffolk County Industrial Development Agency Revenue, 5.70%, 12/1/26, (LOC: Bank of New York), Callable 12/1/11 @ 102	1,693,321

		11,766,077

Ohio — 0.13%
670,000	Ohio Housing Finance Agency Refunding Revenue, 5.32%, 9/1/38, (Credit Support: Ginnie Mae, Fannie Mae), Callable 8/1/16 @ 100	687,226

Texas — 0.22%
1,085,000	Texas Department of Housing & Community Affairs Revenue, 5.13%, 12/1/38, (Credit Support: Fannie Mae)(a)	1,133,001

Utah — 0.64%
810,000	Utah Housing Corp. Single Family Mortgage Revenue, Series B-2, Class 1, 4.33%, 1/1/18, Callable 1/1/17 @ 100	805,731

2,555,000	Utah Housing Corp. Single Family Mortgage Revenue, Series C-2, Class 1, 4.85%, 1/1/18, Callable 1/1/17 @ 100	2,563,304

		3,369,035

Total Municipal Bonds		27,654,827

(Cost $24,698,619)
Corporate Bonds — 0.55%
Diversified Financials — 0.55%
575,000	Atlantic Marine Corps Communities LLC 5.34%, 12/1/49(Credit Support: MBIA)(b)	486,789

60

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$1,395,000	Fort Knox Military Housing Privatization Project 0.69%, 2/15/49(Credit Support: AMBAC)(a)(b)(c)	$962,662
2,000,000	Pacific Beacon LLC 0.70%, 7/15/49(Credit Support: MBIA)(a)(b)(c)	1,411,900

Total Corporate Bonds		2,861,351

(Cost $3,862,970)
U.S. Government Agency Backed Mortgages — 108.13%
Fannie Mae — 79.37%
7,720,000	(TBA), 4.20%, 6/1/40	7,884,050
9,968,000	(TBA), 4.50%, 6/1/40	10,335,914
26,183	Pool #253174, 7.25%, 12/1/29	29,698
137,425	Pool #253212, 7.50%, 1/1/30	156,540
41,922	Pool #253214, 7.00%, 1/1/15	45,192
112,863	Pool #257611, 5.50%, 5/1/38	121,875
52,539	Pool #257612, 5.00%, 5/1/38	56,357
392,566	Pool #257613, 5.50%, 6/1/38	425,876
289,861	Pool #257631, 6.00%, 7/1/38	316,193
455,957	Pool #257632, 5.50%, 7/1/38	492,365
296,115	Pool #257649, 5.50%, 7/1/38	319,760
93,328	Pool #257656, 6.00%, 8/1/38	101,806
462,811	Pool #257663, 5.50%, 8/1/38	499,767
644,603	Pool #257857, 6.00%, 12/1/37	705,175
190,140	Pool #257868, 6.50%, 11/1/37	209,968
189,276	Pool #257869, 5.50%, 12/1/37	205,336
149,892	Pool #257875, 5.50%, 12/1/37	162,235
475,979	Pool #257890, 5.50%, 2/1/38	513,986
2,601,166	Pool #257892, 5.50%, 2/1/38	2,808,869
1,010,124	Pool #257893, 6.00%, 2/1/38	1,101,888
138,515	Pool #257897, 5.50%, 2/1/38	150,272
231,370	Pool #257898, 6.00%, 2/1/38	252,389
100,682	Pool #257899, 5.00%, 2/1/38	107,193
108,009	Pool #257900, 5.00%, 1/1/38	115,534
124,297	Pool #257901, 5.50%, 2/1/38	134,843
55,516	Pool #257902, 6.00%, 2/1/38	62,196
294,565	Pool #257903, 5.50%, 2/1/38	318,086
205,428	Pool #257904, 6.00%, 2/1/38	224,090
189,911	Pool #257913, 5.50%, 1/1/38	205,076
130,029	Pool #257914, 6.00%, 1/1/38	141,842
115,197	Pool #257919, 6.00%, 2/1/38	125,661
218,464	Pool #257926, 5.50%, 3/1/38	235,909
156,211	Pool #257927, 5.50%, 3/1/38	168,684
163,391	Pool #257928, 6.00%, 3/1/38	178,235
304,942	Pool #257942, 5.50%, 4/1/38	329,291
105,831	Pool #257943, 6.00%, 4/1/38	115,445
100,085	Pool #257973, 5.00%, 5/1/38	106,558

61

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$ 895,451	Pool #257974, 5.50%, 4/1/38	$966,953
85,848	Pool #257995, 6.00%, 7/1/38	93,646
166,557	Pool #258001, 5.00%, 3/1/34	177,000
73,902	Pool #258022, 5.50%, 5/1/34	80,203
99,955	Pool #258027, 5.00%, 5/1/34	106,222
27,328	Pool #258028, 5.00%, 5/1/34	29,099
117,363	Pool #258030, 5.00%, 5/1/34	124,722
75,706	Pool #258031, 5.00%, 5/1/34	80,500
57,464	Pool #258050, 5.50%, 5/1/34	62,378
48,746	Pool #258051, 5.00%, 5/1/34	51,833
524,903	Pool #258070, 5.00%, 6/1/34	557,814
166,335	Pool #258090, 5.00%, 6/1/34	176,764
172,406	Pool #258093, 5.50%, 6/1/34	185,671
50,505	Pool #258121, 5.50%, 6/1/34	54,810
257,227	Pool #258152, 5.50%, 8/1/34	277,017
462,257	Pool #258157, 5.00%, 8/1/34	491,240
193,614	Pool #258163, 5.50%, 8/1/34	208,510
128,845	Pool #258165, 5.50%, 8/1/34	138,758
138,594	Pool #258166, 5.50%, 9/1/34	149,258
224,162	Pool #258171, 5.50%, 10/1/34	241,408
436,801	Pool #258173, 5.50%, 10/1/34	470,408
301,609	Pool #258180, 5.00%, 10/1/34	320,520
85,519	Pool #258185, 5.50%, 10/1/34	92,099
168,406	Pool #258186, 5.50%, 11/1/34	181,363
146,860	Pool #258187, 5.50%, 11/1/34	158,159
763,727	Pool #258188, 5.50%, 11/1/34	822,486
234,822	Pool #258198, 5.50%, 10/1/34	252,889
95,122	Pool #258199, 5.50%, 9/1/34	102,441
234,585	Pool #258203, 5.50%, 10/1/34	252,634
155,616	Pool #258210, 5.50%, 11/1/34	167,589
110,606	Pool #258221, 5.50%, 11/1/34	119,115
48,326	Pool #258222, 5.00%, 11/1/34	51,613
136,325	Pool #258224, 5.50%, 12/1/34	146,813
143,731	Pool #258225, 5.50%, 11/1/34	154,790
285,581	Pool #258236, 5.00%, 12/1/34	303,486
175,299	Pool #258237, 5.50%, 1/1/35	189,498
1,022,695	Pool #258238, 5.00%, 1/1/35	1,091,930
45,080	Pool #258245, 5.50%, 12/1/34	48,972
114,692	Pool #258249, 5.00%, 12/1/34	121,883
98,444	Pool #258250, 5.50%, 11/1/34	106,018
153,290	Pool #258251, 5.50%, 1/1/35	165,850
80,940	Pool #258252, 5.50%, 12/1/34	87,917
231,965	Pool #258254, 5.50%, 12/1/34	249,812
138,924	Pool #258258, 5.00%, 1/1/35	148,156
138,769	Pool #258301, 5.50%, 2/1/35	150,010
193,891	Pool #258302, 5.00%, 3/1/35	206,775
194,647	Pool #258303, 5.00%, 2/1/35	207,581
409,002	Pool #258305, 5.00%, 3/1/35	436,180

62

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$ 10,814	Pool #258311, 5.00%, 2/1/35	$11,532
82,636	Pool #258312, 5.50%, 2/1/35	89,329
319,971	Pool #258324, 5.50%, 4/1/35	345,889
389,952	Pool #258333, 5.00%, 4/1/35	415,864
344,263	Pool #258336, 5.00%, 4/1/35	367,139
258,025	Pool #258339, 5.00%, 4/1/35	275,170
75,762	Pool #258340, 5.00%, 3/1/35	80,883
101,035	Pool #258342, 5.00%, 4/1/35	107,749
235,099	Pool #258346, 5.00%, 3/1/35	250,721
1,084,212	Pool #258347, 5.00%, 4/1/35	1,156,256
246,263	Pool #258388, 5.50%, 6/1/35	264,979
491,422	Pool #258392, 5.00%, 6/1/35	524,076
546,181	Pool #258393, 5.00%, 5/1/35	582,474
276,539	Pool #258394, 5.00%, 5/1/35	294,915
397,659	Pool #258395, 5.50%, 6/1/35	427,881
272,476	Pool #258402, 5.00%, 6/1/35	290,581
74,099	Pool #258403, 5.00%, 6/1/35	79,215
99,751	Pool #258404, 5.00%, 6/1/35	106,379
85,977	Pool #258406, 5.50%, 5/1/35	92,941
80,598	Pool #258407, 5.00%, 5/1/35	85,954
51,278	Pool #258408, 5.00%, 5/1/34	54,493
201,975	Pool #258409, 5.00%, 5/1/35	215,395
57,639	Pool #258410, 5.00%, 4/1/35	61,463
119,280	Pool #258411, 5.50%, 5/1/35	130,290
157,946	Pool #258422, 5.00%, 6/1/35	168,441
164,869	Pool #258428, 5.00%, 7/1/35	175,824
91,135	Pool #258439, 5.50%, 6/1/35	98,061
404,703	Pool #258448, 5.00%, 8/1/35	431,594
588,852	Pool #258450, 5.50%, 8/1/35	636,549
55,823	Pool #258451, 5.50%, 7/1/35	60,978
161,524	Pool #258454, 5.50%, 7/1/35	174,608
338,449	Pool #258456, 5.00%, 8/1/35	360,938
563,110	Pool #258460, 5.00%, 8/1/35	600,528
163,504	Pool #258470, 5.00%, 7/1/35	174,368
98,038	Pool #258479, 5.50%, 7/1/35	105,979
341,461	Pool #258552, 5.00%, 11/1/35	364,150
59,748	Pool #258555, 5.00%, 10/1/35	63,983
112,768	Pool #258556, 5.50%, 11/1/35	121,902
124,257	Pool #258562, 5.50%, 11/1/35	135,581
113,840	Pool #258569, 5.00%, 10/1/35	121,405
1,106,254	Pool #258571, 5.50%, 11/1/35	1,195,860
160,929	Pool #258595, 5.50%, 12/1/35	173,965
118,315	Pool #258598, 5.00%, 12/1/35	126,177
181,806	Pool #258599, 5.50%, 1/1/36	196,362
263,545	Pool #258600, 6.00%, 1/1/36	286,828
111,782	Pool #258610, 5.50%, 8/1/35	120,837
792,675	Pool #258627, 5.50%, 2/1/36	856,882
148,361	Pool #258633, 5.50%, 12/1/35	160,378

63

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$391,032	Pool #258634, 5.50%, 2/1/36	$422,339
651,406	Pool #258644, 5.50%, 2/1/36	703,559
97,058	Pool #258650, 5.50%, 1/1/36	104,829
674,140	Pool #258658, 5.50%, 3/1/36	728,113
198,323	Pool #258721, 5.50%, 4/1/36	214,201
148,018	Pool #258736, 5.00%, 3/1/36	157,622
139,916	Pool #258737, 5.50%, 12/1/35	151,599
89,348	Pool #258763, 6.00%, 5/1/36	97,242
229,604	Pool #258767, 6.00%, 6/1/36	249,889
222,493	Pool #258779, 6.00%, 5/1/36	242,149
53,794	Pool #259004, 8.00%, 2/1/30	62,304
37,254	Pool #259011, 8.00%, 3/1/30	43,147
63,818	Pool #259030, 8.00%, 4/1/30	73,914
6,606	Pool #259178, 6.50%, 3/1/31	7,375
217,051	Pool #259181, 6.50%, 3/1/31	242,331
115,302	Pool #259187, 6.50%, 4/1/31	128,732
91,172	Pool #259190, 6.50%, 4/1/31	101,791
166,420	Pool #259191, 6.50%, 4/1/31	185,802
143,828	Pool #259201, 6.50%, 4/1/31	160,579
37,646	Pool #259213, 6.50%, 5/1/31	42,030
141,911	Pool #259256, 6.50%, 8/1/31	158,440
39,541	Pool #259284, 6.50%, 8/1/31	44,147
44,915	Pool #259306, 6.50%, 9/1/31	50,147
87,215	Pool #259309, 6.50%, 10/1/31	97,373
219,754	Pool #259316, 6.50%, 11/1/31	245,348
175,562	Pool #259327, 6.00%, 11/1/31	193,815
26,270	Pool #259331, 6.00%, 11/1/31	29,001
120,855	Pool #259369, 6.00%, 1/1/32	133,421
79,890	Pool #259372, 6.00%, 1/1/32	88,196
77,847	Pool #259376, 6.00%, 1/1/32	85,867
40,169	Pool #259378, 6.00%, 12/1/31	44,346
88,554	Pool #259391, 6.00%, 1/1/32	97,761
97,621	Pool #259392, 6.50%, 1/1/32	108,991
112,529	Pool #259393, 6.00%, 1/1/32	124,123
144,866	Pool #259397, 6.00%, 2/1/32	159,792
53,222	Pool #259398, 6.50%, 2/1/32	59,420
85,660	Pool #259440, 6.50%, 4/1/32	95,636
98,419	Pool #259560, 6.00%, 9/1/32	108,559
132,296	Pool #259590, 5.50%, 11/1/32	142,764
68,213	Pool #259598, 6.00%, 10/1/32	75,242
51,256	Pool #259599, 6.00%, 10/1/32	56,537
102,029	Pool #259607, 5.50%, 11/1/32	110,102
157,568	Pool #259610, 5.50%, 11/1/32	170,036
283,223	Pool #259611, 5.50%, 11/1/32	305,632
81,004	Pool #259612, 5.50%, 11/1/32	87,414
224,767	Pool #259614, 6.00%, 11/1/32	247,925
113,762	Pool #259623, 5.50%, 12/1/32	122,764
100,757	Pool #259634, 5.50%, 12/1/32	108,730

64

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$ 75,141	Pool #259655, 5.50%, 2/1/33	$81,039
123,016	Pool #259658, 5.50%, 2/1/33	132,673
379,410	Pool #259659, 5.50%, 2/1/33	409,194
169,942	Pool #259667, 5.50%, 2/1/33	183,283
41,647	Pool #259671, 5.50%, 2/1/33	44,916
175,371	Pool #259686, 5.50%, 3/1/33	189,138
51,234	Pool #259722, 5.00%, 5/1/33	54,486
153,177	Pool #259723, 5.00%, 5/1/33	162,901
62,329	Pool #259724, 5.00%, 5/1/33	66,540
362,854	Pool #259725, 5.00%, 5/1/33	385,887
78,388	Pool #259726, 5.00%, 5/1/33	83,364
217,520	Pool #259728, 5.00%, 6/1/33	231,328
134,156	Pool #259729, 5.00%, 6/1/33	142,673
172,157	Pool #259731, 5.00%, 6/1/33	183,085
141,379	Pool #259733, 5.50%, 6/1/33	152,478
82,505	Pool #259734, 5.50%, 5/1/33	88,981
377,917	Pool #259748, 5.00%, 6/1/33	401,907
213,975	Pool #259753, 5.00%, 7/1/33	227,558
80,806	Pool #259757, 5.00%, 6/1/33	85,935
560,295	Pool #259761, 5.00%, 6/1/33	595,863
293,924	Pool #259764, 5.00%, 7/1/33	312,582
128,354	Pool #259765, 5.00%, 7/1/33	136,502
195,538	Pool #259776, 5.00%, 6/1/33	207,950
153,934	Pool #259777, 5.00%, 7/1/33	163,706
171,815	Pool #259779, 5.00%, 7/1/33	182,721
113,853	Pool #259780, 5.00%, 7/1/33	121,081
103,799	Pool #259781, 5.00%, 7/1/33	110,388
111,909	Pool #259782, 5.00%, 7/1/33	119,013
63,500	Pool #259789, 5.00%, 7/1/33	67,531
116,800	Pool #259807, 5.00%, 8/1/33	124,214
151,935	Pool #259809, 5.00%, 8/1/33	161,580
673,243	Pool #259816, 5.00%, 8/1/33	715,980
35,261	Pool #259819, 5.00%, 8/1/33	37,499
91,645	Pool #259820, 5.00%, 8/1/33	97,463
254,284	Pool #259821, 5.00%, 7/1/33	270,426
461,569	Pool #259830, 5.00%, 8/1/33	490,869
565,093	Pool #259848, 5.00%, 9/1/33	600,965
136,430	Pool #259862, 5.50%, 9/1/33	147,139
90,175	Pool #259867, 5.50%, 10/1/33	97,254
286,888	Pool #259869, 5.50%, 10/1/33	309,408
207,617	Pool #259872, 5.50%, 11/1/33	223,915
139,741	Pool #259873, 5.50%, 10/1/33	150,711
148,066	Pool #259875, 5.50%, 10/1/33	159,690
87,541	Pool #259876, 5.50%, 10/1/33	94,413
221,269	Pool #259879, 5.50%, 10/1/33	238,638
130,902	Pool #259884, 5.50%, 11/1/33	141,178
41,055	Pool #259904, 5.50%, 11/1/33	44,277
318,332	Pool #259906, 5.50%, 11/1/33	343,321

65

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$ 123,720	Pool #259908, 5.50%, 11/1/33	$133,432
144,835	Pool #259926, 5.50%, 12/1/33	156,204
63,505	Pool #259928, 5.50%, 12/1/33	68,916
310,902	Pool #259930, 5.00%, 11/1/33	330,638
96,866	Pool #259936, 5.50%, 11/1/33	104,470
227,387	Pool #259938, 5.50%, 12/1/33	245,237
21,475	Pool #259939, 5.50%, 11/1/33	23,161
133,989	Pool #259944, 5.50%, 1/1/34	144,298
108,101	Pool #259946, 5.50%, 12/1/33	116,586
191,781	Pool #259961, 5.50%, 3/1/34	206,536
334,248	Pool #259976, 5.00%, 3/1/34	355,205
144,315	Pool #259977, 5.00%, 3/1/34	153,363
48,232	Pool #259998, 5.00%, 3/1/34	51,308
741,020	Pool #380307, 6.53%, 6/1/16	805,346
630,214	Pool #381985, 7.97%, 9/1/17	726,060
563,085	Pool #382373, 7.58%, 5/1/18	652,472
609,003	Pool #383765, 6.70%, 6/1/19	688,547
1,103,080	Pool #383783, 6.38%, 5/1/11	1,127,081
980,559	Pool #385869, 5.41%, 2/1/21	1,065,494
2,350,644	Pool #386129, 5.43%, 5/1/21	2,555,051
2,389,678	Pool #386602, 4.66%, 10/1/13	2,556,684
4,649,910	Pool #386608, 5.37%, 11/1/21	5,040,881
2,700,160	Pool #386641, 5.80%, 12/1/33	2,954,906
711,841	Pool #386674, 5.51%, 11/1/21	773,243
452,680	Pool #386862, 4.78%, 5/1/14	484,867
3,635,540	Pool #387374, 5.60%, 5/1/23	4,003,181
900,861	Pool #387446, 5.22%, 6/1/20	982,337
928,096	Pool #387472, 4.89%, 6/1/15	1,013,082
9,366,241	Pool #387590, 4.90%, 9/1/15	10,247,224
643,799	Pool #462834, 4.70%, 2/1/17(c)	702,610
10,400,674	Pool #463212, 4.68%, 8/1/19(c)	11,288,395
263,904	Pool #557295, 7.00%, 12/1/29	298,995
35,467	Pool #575886, 7.50%, 1/1/31	40,429
102,318	Pool #576445, 6.00%, 1/1/31	112,955
46,194	Pool #576520, 5.50%, 3/1/16	50,167
55,506	Pool #577906, 6.50%, 4/1/31	61,971
237,951	Pool #579402, 6.50%, 4/1/31	265,665
290,497	Pool #583728, 6.50%, 6/1/31	324,331
232,400	Pool #585148, 6.50%, 7/1/31	259,467
72,884	Pool #590931, 6.50%, 7/1/31	81,373
82,455	Pool #590932, 6.50%, 7/1/31	92,059
61,077	Pool #591063, 6.50%, 7/1/31	68,190
302,387	Pool #601865, 6.50%, 4/1/31	337,606
161,599	Pool #601868, 6.00%, 7/1/29	179,007
272,124	Pool #607611, 6.50%, 11/1/31	303,818
132,493	Pool #613125, 6.50%, 10/1/31	147,924
92,944	Pool #624103, 6.00%, 2/1/32	102,607
503,261	Pool #634271, 6.50%, 5/1/32	561,875

66

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$ 265,792	Pool #640146, 5.00%, 12/1/17	$285,872
157,001	Pool #644232, 6.50%, 6/1/32	175,287
122,714	Pool #644432, 6.50%, 7/1/32	137,006
53,469	Pool #644437, 6.50%, 6/1/32	59,696
230,205	Pool #647461, 6.00%, 6/1/32	253,923
121,790	Pool #657250, 6.00%, 10/1/32	134,338
4,978,515	Pool #663159, 5.00%, 7/1/32	5,309,949
106,677	Pool #666206, 5.50%, 9/1/32	115,118
200,409	Pool #670278, 5.50%, 11/1/32	216,266
252,810	Pool #676702, 5.50%, 11/1/32	272,813
65,337	Pool #677591, 5.50%, 12/1/32	70,507
306,494	Pool #681819, 5.50%, 1/1/33	330,554
915,589	Pool #681883, 6.00%, 3/1/33	1,008,493
370,078	Pool #683087, 5.00%, 1/1/18	398,037
476,275	Pool #684570, 5.00%, 12/1/32	507,982
283,350	Pool #684644, 4.50%, 6/1/18	302,639
452,186	Pool #686542, 5.50%, 3/1/33	487,965
133,544	Pool #686544, 5.50%, 2/1/33	144,110
392,715	Pool #686565, 5.50%, 4/1/33	423,543
82,273	Pool #688972, 5.50%, 4/1/33	88,732
391,785	Pool #689034, 5.00%, 5/1/33	416,655
248,226	Pool #689667, 5.50%, 4/1/33	267,867
325,607	Pool #695960, 5.00%, 1/1/33	347,284
853,151	Pool #695961, 5.50%, 1/1/33	920,656
233,457	Pool #695962, 6.00%, 11/1/32	257,510
734,101	Pool #696407, 5.50%, 4/1/33	791,728
2,365,017	Pool #702478, 5.50%, 6/1/33	2,550,671
756,193	Pool #702479, 5.00%, 6/1/33	804,195
475,426	Pool #703210, 5.50%, 9/1/32	513,044
222,740	Pool #705576, 5.50%, 5/1/33	240,225
1,202,937	Pool #720025, 5.00%, 8/1/33	1,279,298
1,303,342	Pool #723066, 5.00%, 4/1/33	1,386,078
762,040	Pool #723067, 5.50%, 5/1/33	821,860
793,530	Pool #723068, 4.50%, 5/1/33	827,776
750,326	Pool #723070, 4.50%, 5/1/33	786,928
839,574	Pool #723328, 5.00%, 9/1/33	892,869
772,480	Pool #727311, 4.50%, 9/1/33	810,162
3,013,188	Pool #727312, 5.00%, 9/1/33	3,204,463
517,470	Pool #727315, 6.00%, 10/1/33	569,977
1,474,830	Pool #738589, 5.00%, 9/1/33	1,568,451
438,986	Pool #738683, 5.00%, 9/1/33	466,852
1,424,925	Pool #739269, 5.00%, 9/1/33	1,515,378
444,246	Pool #743595, 5.50%, 10/1/33	479,119
308,177	Pool #748041, 4.50%, 10/1/33	323,211
976,282	Pool #749891, 5.00%, 9/1/33	1,038,256
688,732	Pool #749897, 4.50%, 9/1/33	722,329
423,511	Pool #750984, 5.00%, 12/1/18	455,506
405,533	Pool #751008, 5.00%, 12/1/18	436,170

67

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$ 644,857	Pool #753533, 5.00%, 11/1/33	$685,792
202,225	Pool #755679, 6.00%, 1/1/34	222,745
271,077	Pool #755745, 5.00%, 1/1/34	288,285
536,405	Pool #755746, 5.50%, 12/1/33	578,513
444,209	Pool #763551, 5.50%, 3/1/34	478,385
1,306,011	Pool #763820, 5.50%, 1/1/34	1,406,492
580,860	Pool #763824, 5.00%, 3/1/34	617,278
509,638	Pool #765216, 5.00%, 1/1/19	548,139
645,448	Pool #765217, 4.50%, 1/1/19	688,480
476,336	Pool #765306, 5.00%, 2/1/19	512,322
128,255	Pool #770099, 5.50%, 2/1/34	138,122
228,119	Pool #773084, 4.50%, 3/1/19	243,327
403,586	Pool #773091, 4.00%, 3/1/19	426,532
248,808	Pool #773096, 4.50%, 3/1/19	265,396
642,954	Pool #773175, 5.00%, 5/1/34	683,266
593,412	Pool #773476, 5.50%, 7/1/19	644,640
634,168	Pool #773547, 5.00%, 5/1/34	673,929
737,292	Pool #773553, 5.00%, 4/1/34	783,518
1,105,660	Pool #773568, 5.50%, 5/1/34	1,190,727
475,951	Pool #773575, 6.00%, 7/1/34	522,162
493,187	Pool #776849, 5.00%, 11/1/34	524,109
868,847	Pool #776850, 5.50%, 11/1/34	935,694
389,535	Pool #776851, 6.00%, 10/1/34	427,356
858,818	Pool #777444, 5.50%, 5/1/34	924,893
2,850,575	Pool #777621, 5.00%, 2/1/34	3,031,528
467,264	Pool #781437, 6.00%, 8/1/34	512,633
537,262	Pool #781741, 6.00%, 9/1/34	589,426
576,553	Pool #781907, 5.00%, 2/1/21	617,227
930,046	Pool #781954, 5.00%, 6/1/34	988,357
800,424	Pool #781959, 5.50%, 6/1/34	862,007
667,946	Pool #781960, 5.50%, 6/1/34	719,336
739,973	Pool #783893, 5.50%, 12/1/34	796,905
732,970	Pool #783929, 5.50%, 10/1/34	789,363
203,515	Pool #788329, 6.50%, 8/1/34	226,271
181,059	Pool #790282, 6.00%, 7/1/34	198,638
392,633	Pool #797623, 5.00%, 7/1/35	418,723
172,217	Pool #797626, 5.50%, 7/1/35	186,167
204,094	Pool #797627, 5.00%, 7/1/35	216,635
140,180	Pool #797674, 5.50%, 9/1/35	151,534
833,898	Pool #798725, 5.50%, 11/1/34	898,056
461,875	Pool #799547, 5.50%, 9/1/34	497,410
215,902	Pool #799548, 6.00%, 9/1/34	237,810
3,348,788	Pool #806754, 4.50%, 9/1/34	3,505,867
860,824	Pool #806757, 6.00%, 9/1/34	944,405
4,559,150	Pool #806761, 5.50%, 9/1/34	4,909,920
496,851	Pool #808185, 5.50%, 3/1/35	534,611
1,012,111	Pool #808205, 5.00%, 1/1/35	1,074,304
88,579	Pool #813941, 4.50%, 11/1/20	94,360

68

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$ 106,167	Pool #813942, 5.00%, 11/1/20	$114,021
1,765,271	Pool #815009, 5.00%, 4/1/35	1,882,570
1,183,539	Pool #817641, 5.00%, 11/1/35	1,262,183
1,083,359	Pool #820334, 5.00%, 9/1/35	1,149,930
876,645	Pool #820335, 5.00%, 9/1/35	930,513
719,060	Pool #820336, 5.00%, 9/1/35	763,244
605,797	Pool #822008, 5.00%, 5/1/35	643,022
1,773,652	Pool #829005, 5.00%, 8/1/35	1,882,639
221,641	Pool #829006, 5.50%, 9/1/35	238,486
326,234	Pool #829007, 4.50%, 8/1/35	341,128
185,746	Pool #829117, 5.50%, 9/1/35	199,863
88,722	Pool #829118, 5.50%, 9/1/35	95,908
828,626	Pool #829274, 5.00%, 8/1/35	883,687
1,317,210	Pool #829275, 5.00%, 8/1/35	1,404,736
1,455,493	Pool #829276, 5.00%, 8/1/35	1,552,208
775,903	Pool #829277, 5.00%, 8/1/35	827,460
212,282	Pool #829356, 5.00%, 9/1/35	226,388
1,569,527	Pool #829649, 5.50%, 3/1/35	1,698,130
1,130,920	Pool #835287, 5.00%, 8/1/35	1,206,067
259,763	Pool #843586, 5.50%, 11/1/35	280,804
272,539	Pool #843587, 6.00%, 12/1/35	297,127
3,788,472	Pool #844361, 5.50%, 11/1/35	4,095,338
976,805	Pool #845245, 5.50%, 11/1/35	1,051,042
1,674,476	Pool #866969, 6.00%, 2/1/36	1,822,405
358,823	Pool #867569, 6.00%, 2/1/36	390,522
360,393	Pool #867574, 5.50%, 2/1/36	387,445
650,459	Pool #868788, 6.00%, 3/1/36	707,923
555,228	Pool #868849, 6.00%, 4/1/36	604,279
586,762	Pool #870599, 6.00%, 6/1/36	638,599
477,833	Pool #870684, 6.00%, 7/1/36	520,046
932,023	Pool #871072, 5.50%, 2/1/37	1,006,445
764,379	Pool #873819, 6.39%, 8/1/24	864,452
5,122,514	Pool #874136, 5.57%, 12/1/16	5,705,552
3,253,755	Pool #874900, 5.45%, 10/1/17	3,624,248
714,822	Pool #881425, 6.00%, 7/1/36	777,972
856,739	Pool #882044, 6.00%, 5/1/36	934,033
538,401	Pool #883589, 6.00%, 4/1/36	585,965
733,616	Pool #884693, 5.50%, 4/1/36	788,684
2,825,043	Pool #885724, 5.50%, 6/1/36	3,037,098
531,396	Pool #899800, 6.00%, 8/1/37	577,345
704,126	Pool #901412, 6.00%, 8/1/36	766,332
578,405	Pool #905438, 6.00%, 11/1/36	629,504
686,991	Pool #907646, 6.00%, 1/1/37	751,117
575,420	Pool #908671, 6.00%, 1/1/37	626,255
1,454,909	Pool #908672, 5.50%, 1/1/37	1,564,118
1,076,432	Pool #911730, 5.50%, 12/1/21	1,164,985
755,049	Pool #919368, 5.50%, 4/1/37	815,340
1,352,744	Pool #922582, 6.00%, 12/1/36	1,472,251

69

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$2,833,087	Pool #934941, 5.00%, 8/1/39	$3,016,028
1,138,095	Pool #934942, 5.00%, 9/1/39	1,205,894
1,374,837	Pool #941204, 5.50%, 6/1/37	1,484,618
1,031,298	Pool #941205, 5.00%, 5/1/37	1,098,214
980,223	Pool #941206, 5.50%, 5/1/37	1,058,493
433,489	Pool #941487, 6.00%, 8/1/37	473,140
837,923	Pool #943394, 5.50%, 6/1/37	904,831
1,491,106	Pool #944502, 6.00%, 6/1/37	1,622,836
291,774	Pool #945853, 6.00%, 7/1/37	318,462
734,126	Pool #948600, 6.00%, 8/1/37	801,275
930,672	Pool #948672, 5.50%, 8/1/37	1,000,333
1,838,976	Pool #952598, 6.00%, 7/1/37	2,001,438
977,963	Pool #952623, 6.00%, 8/1/37	1,062,526
2,210,798	Pool #952632, 6.00%, 7/1/37	2,413,017
565,323	Pool #952649, 6.00%, 7/1/37	618,092
1,314,728	Pool #952659, 6.00%, 8/1/37	1,430,875
811,005	Pool #952665, 6.00%, 8/1/37	881,132
725,682	Pool #952678, 6.50%, 8/1/37	795,915
295,046	Pool #952693, 6.50%, 8/1/37	323,601
777,791	Pool #956050, 6.00%, 12/1/37	845,046
2,633,713	Pool #957324, 5.43%, 5/1/18(c)	2,934,534
394,840	Pool #958502, 5.07%, 1/1/39(c)	436,251
704,934	Pool #959093, 5.50%, 11/1/37	764,748
682,374	Pool #960919, 5.00%, 2/1/38	726,506
525,913	Pool #965239, 5.84%, 9/1/38	571,723
194,107	Pool #972648, 5.50%, 2/1/38	209,606
1,124,414	Pool #975137, 5.00%, 5/1/38	1,191,511
808,675	Pool #975769, 5.50%, 3/1/38	869,205
980,001	Pool #982656, 5.50%, 6/1/38	1,058,254
960,581	Pool #982898, 5.00%, 5/1/38	1,017,902
977,051	Pool #983033, 5.00%, 5/1/38	1,040,240
1,150,728	Pool #984842, 5.50%, 6/1/38	1,236,860
874,305	Pool #986230, 5.00%, 7/1/38	931,034
639,822	Pool #986233, 5.00%, 6/1/38	681,201
553,342	Pool #986239, 6.00%, 7/1/38	603,955
1,556,984	Pool #986957, 5.50%, 7/1/38	1,673,524
998,317	Pool #986958, 5.50%, 7/1/38	1,073,041
481,060	Pool #986985, 5.00%, 7/1/23	513,945
1,457,362	Pool #990510, 5.50%, 8/1/38	1,566,446
1,438,655	Pool #990511, 6.00%, 8/1/38	1,562,155
861,785	Pool #990617, 5.50%, 9/1/38	926,290
880,930	Pool #AA0525, 5.50%, 12/1/38	955,677
2,364,479	Pool #AA0526, 5.00%, 12/1/38	2,523,308
5,449,632	Pool #AA0527, 5.50%, 12/1/38	5,898,410
1,006,020	Pool #AA0643, 4.00%, 3/1/39	1,020,376
1,192,854	Pool #AA0644, 4.50%, 3/1/39	1,238,928
1,212,906	Pool #AA0645, 4.50%, 3/1/39	1,259,375
1,362,830	Pool #AA0814, 5.50%, 12/1/38	1,475,060

70

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$1,034,347	Pool #AA2243, 4.50%, 5/1/39	$1,079,147
1,951,089	Pool #AA3142, 4.50%, 3/1/39	2,040,473
1,089,915	Pool #AA3143, 4.00%, 3/1/39	1,105,299
1,317,534	Pool #AA3206, 4.00%, 4/1/39	1,342,718
1,181,771	Pool #AA3207, 4.50%, 3/1/39	1,232,956
1,018,962	Pool #AA4468, 4.00%, 4/1/39	1,038,439
1,057,378	Pool #AA7042, 4.50%, 6/1/39	1,103,176
993,036	Pool #AA7658, 4.00%, 6/1/39	1,012,018
1,598,318	Pool #AA7659, 4.50%, 6/1/39	1,667,545
999,532	Pool #AA7741, 4.50%, 6/1/24	1,056,488
1,096,007	Pool #AA8455, 4.50%, 6/1/39	1,143,478
2,342,096	Pool #AC1463, 5.00%, 8/1/39	2,481,622
1,087,481	Pool #AC1464, 5.00%, 8/1/39	1,157,703
2,239,462	Pool #AC2109, 4.50%, 7/1/39	2,325,961
1,023,168	Pool #AC4394, 5.00%, 9/1/39	1,084,121
1,328,671	Pool #AC4395, 5.00%, 9/1/39	1,407,824
1,037,460	Pool #AC5328, 5.00%, 11/1/39	1,099,265
1,883,353	Pool #AC5329, 5.00%, 11/1/39	2,004,967
1,604,116	Pool #AC6304, 5.00%, 12/1/39	1,707,699
1,093,459	Pool #AC6305, 5.00%, 11/1/39	1,158,600
2,269,531	Pool #AC6307, 5.00%, 12/1/39	2,416,081
1,183,190	Pool #AC6790, 5.00%, 12/1/39	1,253,676
4,855,949	Pool #AC7199, 5.00%, 12/1/39	5,169,512
3,018,722	Pool #AD1470, 5.00%, 2/1/39	3,213,650
2,939,022	Pool #AD1471, 4.50%, 2/1/39	3,065,858
3,712,454	Pool #AD1560, 5.00%, 3/1/40	3,952,179
4,057,163	Pool #AD1585, 4.50%, 2/1/40	4,232,254
1,502,465	Pool #AD1586, 5.00%, 2/1/40	1,599,484
1,043,337	Pool #AD1638, 4.50%, 2/1/40	1,083,146
1,840,594	Pool #AD1640, 4.50%, 3/1/40	1,920,027
3,443,298	Pool #AD1942, 4.50%, 1/1/40	3,591,898
1,287,135	Pool #AD1943, 5.00%, 1/1/40	1,370,249
4,938,112	Pool #AD1988, 4.50%, 2/1/40	5,151,221
1,322,911	Pool #AD2896, 5.00%, 3/1/40	1,401,721
3,482,845	Pool #AD4456, 4.50%, 4/16/40	3,633,150
1,137,984	Pool #AD4457, 4.50%, 4/1/40	1,187,095
2,841,932	Pool #AD4458, 4.50%, 4/1/40	2,950,369
1,198,618	Pool #AD4940, 4.50%, 6/15/39	1,244,352
1,148,793	Pool #AD4946, 4.50%, 6/1/40	1,192,626
1,459,711	Pool #AD5728, 5.00%, 4/1/40	1,546,670
1,560,614	Pool #AD8960, 5.00%, 6/1/40	1,653,584
1,020,377	Pool #MC0007, 5.50%, 12/1/38	1,101,854
129,375	Pool #MC0013, 5.50%, 12/1/38	139,691
131,418	Pool #MC0014, 5.50%, 12/1/38	141,912
69,933	Pool #MC0015, 6.00%, 11/1/38	77,466
84,785	Pool #MC0016, 5.50%, 11/1/38	91,979
578,034	Pool #MC0038, 4.50%, 3/1/39	602,980
150,083	Pool #MC0046, 4.00%, 4/1/39	152,952

71

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$ 301,922	Pool #MC0047, 4.50%, 4/1/39	$314,999
59,267	Pool #MC0059, 4.00%, 4/1/39	60,483
413,890	Pool #MC0081, 4.00%, 5/1/39	421,802
528,891	Pool #MC0082, 4.50%, 5/1/39	551,716
522,289	Pool #MC0111, 4.00%, 6/1/39	532,273
334,806	Pool #MC0112, 4.50%, 6/1/39	349,308
412,753	Pool #MC0127, 4.50%, 7/1/39	430,566
80,543	Pool #MC0135, 4.50%, 7/1/39	84,019
1,434,125	Pool #MC0137, 4.50%, 7/1/39	1,496,016
2,045,059	Pool #MC0154, 4.50%, 8/1/39	2,133,315
106,759	Pool #MC0155, 5.00%, 8/1/39	113,653
667,881	Pool #MC0160, 4.50%, 8/1/39	696,704
1,926,741	Pool #MC0171, 4.50%, 9/1/39	2,009,892
629,284	Pool #MC0177, 4.50%, 9/1/39	658,014
675,838	Pool #MC0270, 4.50%, 4/1/40	705,004
251,048	Pool #MC3344, 5.00%, 12/1/38	267,284
10,892,488	Series 2004-T7, Class A, 5.12%, 7/25/41	12,134,804

		416,319,836

Freddie Mac — 21.14%
253,858	Pool #A10124, 5.00%, 6/1/33	269,853
353,722	Pool #A10548, 5.00%, 6/1/33	376,010
1,355,802	Pool #A12237, 5.00%, 8/1/33	1,441,231
565,880	Pool #A12969, 4.50%, 8/1/33	593,396
215,091	Pool #A12985, 5.00%, 8/1/33	228,644
551,979	Pool #A12986, 5.00%, 8/1/33	586,759
806,005	Pool #A14028, 4.50%, 9/1/33	845,197
1,456,340	Pool #A14325, 5.00%, 9/1/33	1,548,105
178,245	Pool #A15268, 6.00%, 10/1/33	196,025
1,087,066	Pool #A15579, 5.50%, 11/1/33	1,173,590
582,251	Pool #A17393, 5.50%, 12/1/33	628,595
574,059	Pool #A17397, 5.50%, 1/1/34	619,213
521,959	Pool #A18617, 5.50%, 1/1/34	563,014
546,790	Pool #A19019, 5.50%, 2/1/34	589,798
348,067	Pool #A19362, 5.50%, 2/1/34	375,445
486,681	Pool #A20069, 5.00%, 3/1/34	516,586
1,088,563	Pool #A20070, 5.50%, 3/1/34	1,174,186
1,312,251	Pool #A20540, 5.50%, 4/1/34	1,415,468
401,936	Pool #A20541, 5.50%, 4/1/34	433,551
644,167	Pool #A21679, 5.50%, 4/1/34	694,834
882,552	Pool #A21681, 5.00%, 4/1/34	936,783
620,567	Pool #A23192, 5.00%, 5/1/34	658,700
1,997,162	Pool #A25310, 5.00%, 6/1/34	2,119,883
425,923	Pool #A25311, 5.00%, 6/1/34	452,095
664,444	Pool #A25600, 5.50%, 8/1/34	716,707
88,393	Pool #A26270, 6.00%, 8/1/34	97,016
52,723	Pool #A26386, 6.00%, 9/1/34	57,867

72

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$ 669,071	Pool #A26395, 6.00%, 9/1/34	$734,347
725,981	Pool #A26396, 5.50%, 9/1/34	783,084
1,597,434	Pool #A28241, 5.50%, 10/1/34	1,723,082
653,722	Pool #A30055, 5.00%, 11/1/34	693,892
650,274	Pool #A30591, 6.00%, 12/1/34	713,716
639,834	Pool #A31135, 5.50%, 12/1/34	693,360
354,124	Pool #A32976, 5.50%, 8/1/35	381,314
968,582	Pool #A33167, 5.00%, 1/1/35	1,028,100
2,073,333	Pool #A34999, 5.50%, 4/1/35	2,232,527
609,987	Pool #A35628, 5.50%, 6/1/35	656,823
1,274,043	Pool #A37185, 5.00%, 9/1/35	1,357,506
1,818,145	Pool #A38830, 5.00%, 5/1/35	1,928,161
450,896	Pool #A39561, 5.50%, 11/1/35	485,516
1,829,068	Pool #A40538, 5.00%, 12/1/35	1,948,891
250,734	Pool #A41442, 5.50%, 12/1/35	269,985
961,756	Pool #A42095, 5.50%, 1/1/36	1,035,601
1,350,519	Pool #A42097, 5.00%, 1/1/36	1,432,240
441,703	Pool #A42098, 5.50%, 1/1/36	475,618
376,366	Pool #A42099, 6.00%, 1/1/36	410,615
554,428	Pool #A42802, 5.00%, 2/1/36	587,976
1,551,961	Pool #A42803, 5.50%, 2/1/36	1,671,123
920,721	Pool #A42804, 6.00%, 2/1/36	1,004,507
886,876	Pool #A42805, 6.00%, 2/1/36	967,581
249,390	Pool #A44637, 5.50%, 4/1/36	268,149
733,206	Pool #A44638, 6.00%, 4/1/36	797,636
969,145	Pool #A44639, 5.50%, 3/1/36	1,046,888
919,563	Pool #A45396, 5.00%, 6/1/35	976,068
820,506	Pool #A46321, 5.50%, 7/1/35	883,505
1,487,014	Pool #A46735, 5.00%, 8/1/35	1,576,993
1,080,647	Pool #A46746, 5.50%, 8/1/35	1,163,621
589,777	Pool #A46747, 5.50%, 8/1/35	635,060
888,131	Pool #A46748, 5.50%, 8/1/35	956,323
261,609	Pool #A46996, 5.50%, 9/1/35	281,696
808,420	Pool #A46997, 5.50%, 9/1/35	872,007
1,189,627	Pool #A47552, 5.00%, 11/1/35	1,261,611
677,218	Pool #A47553, 5.00%, 11/1/35	718,197
698,442	Pool #A47554, 5.50%, 11/1/35	752,069
680,875	Pool #A48788, 5.50%, 5/1/36	735,494
958,441	Pool #A48789, 6.00%, 5/1/36	1,042,664
700,404	Pool #A49013, 6.00%, 5/1/36	761,953
427,616	Pool #A49526, 6.00%, 5/1/36	465,193
624,117	Pool #A49843, 6.00%, 6/1/36	678,961
781,595	Pool #A49844, 6.00%, 6/1/36	852,720
136,082	Pool #A49845, 6.50%, 6/1/36	149,593
920,815	Pool #A50128, 6.00%, 6/1/36	1,001,732
1,436,625	Pool #A59530, 5.50%, 4/1/37	1,543,483
803,649	Pool #A59964, 5.50%, 4/1/37	863,426
1,275,185	Pool #A61754, 5.50%, 5/1/37	1,370,035

73

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$ 346,052	Pool #A61779, 5.50%, 5/1/37	$373,522
893,043	Pool #A61915, 5.50%, 6/1/37	959,469
2,991,152	Pool #A61916, 6.00%, 6/1/37	3,252,130
2,883,277	Pool #A63456, 5.50%, 6/1/37	3,119,363
983,445	Pool #A64012, 5.50%, 7/1/37	1,056,595
531,712	Pool #A64015, 6.00%, 7/1/37	578,104
667,959	Pool #A64016, 6.50%, 7/1/37	733,440
941,957	Pool #A64447, 6.00%, 8/1/37	1,028,853
899,653	Pool #A64450, 6.00%, 8/1/37	984,895
97,524	Pool #A65713, 6.00%, 9/1/37	106,521
878,740	Pool #A65837, 6.00%, 9/1/37	955,410
775,534	Pool #A66043, 5.50%, 7/1/37	837,747
2,379,887	Pool #A66061, 5.50%, 8/1/37	2,556,906
1,527,801	Pool #A66116, 6.00%, 9/1/37	1,661,101
976,908	Pool #A66122, 6.00%, 8/1/37	1,062,143
699,276	Pool #A66133, 6.00%, 6/1/37	760,288
1,752,389	Pool #A66156, 6.50%, 9/1/37	1,924,178
1,448,322	Pool #A67630, 6.00%, 11/1/37	1,581,930
1,246,590	Pool #A68766, 6.00%, 10/1/37	1,361,587
634,628	Pool #A70292, 5.50%, 7/1/37	685,537
450,937	Pool #A73816, 6.00%, 3/1/38	492,299
990,834	Pool #A75113, 5.00%, 3/1/38	1,054,604
814,575	Pool #A76187, 5.00%, 4/1/38	862,929
696,668	Pool #A78354, 5.50%, 11/1/37	749,070
941,708	Pool #A79561, 5.50%, 7/1/38	1,011,754
1,314,810	Pool #A92388, 4.50%, 5/1/40	1,370,525
90,431	Pool #B31082, 6.00%, 3/1/31	99,819
114,535	Pool #B31128, 6.00%, 9/1/31	126,425
90,700	Pool #B31139, 6.50%, 10/1/31	100,951
252,384	Pool #B31140, 6.50%, 10/1/31	280,911
60,261	Pool #B31146, 6.50%, 10/1/31	67,072
77,970	Pool #B31150, 6.50%, 11/1/31	86,783
197,639	Pool #B31188, 6.00%, 1/1/32	217,601
28,852	Pool #B31206, 6.00%, 3/1/32	31,847
114,018	Pool #B31292, 6.00%, 9/1/32	125,855
227,825	Pool #B31493, 5.00%, 2/1/34	241,824
510,039	Pool #B31516, 5.00%, 4/1/34	541,379
333,323	Pool #B31517, 5.00%, 4/1/34	353,805
250,148	Pool #B31532, 5.00%, 5/1/34	265,519
418,755	Pool #B31545, 5.00%, 5/1/34	444,486
237,471	Pool #B31546, 5.50%, 5/1/34	256,149
307,058	Pool #B31547, 5.50%, 5/1/34	331,210
372,414	Pool #B31550, 5.00%, 6/1/34	395,298
200,192	Pool #B31551, 5.50%, 6/1/34	216,126
329,255	Pool #B31587, 5.00%, 11/1/34	349,487
244,094	Pool #B31588, 5.50%, 11/1/34	263,294
317,700	Pool #B31642, 5.50%, 5/1/35	342,093
142,117	Pool #B50443, 5.00%, 11/1/18	152,720

74

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$ 205,134	Pool #B50450, 4.50%, 1/1/19	$218,618
106,221	Pool #B50451, 5.00%, 1/1/19	114,146
59,551	Pool #B50458, 4.50%, 3/1/19	63,465
49,627	Pool #B50470, 4.50%, 4/1/19	52,889
200,258	Pool #B50496, 5.50%, 9/1/19	217,577
453,973	Pool #B50499, 5.00%, 11/1/19	487,843
59,546	Pool #B50500, 5.50%, 10/1/19	64,695
251,389	Pool #B50501, 4.50%, 11/1/19	267,914
226,962	Pool #B50504, 5.50%, 11/1/19	246,591
433,745	Pool #B50506, 5.00%, 11/1/19	466,107
96,037	Pool #C35457, 7.50%, 1/1/30	109,933
53,878	Pool #C37233, 7.50%, 2/1/30	61,674
89,862	Pool #C48137, 7.00%, 1/1/31	102,215
38,147	Pool #C48138, 7.00%, 2/1/31	43,391
43,819	Pool #C49785, 6.50%, 3/1/31	48,772
58,824	Pool #C50288, 6.50%, 4/1/31	65,473
388,562	Pool #C51686, 6.50%, 5/1/31	432,482
194,425	Pool #C53210, 6.50%, 6/1/31	216,401
65,700	Pool #C53914, 6.50%, 6/1/31	73,126
154,335	Pool #C60020, 6.50%, 11/1/31	171,780
134,653	Pool #C60804, 6.00%, 11/1/31	148,632
29,912	Pool #C62574, 6.50%, 12/1/31	33,293
80,521	Pool #C65200, 6.50%, 3/1/32	89,572
134,283	Pool #C65616, 6.50%, 3/1/32	149,461
62,293	Pool #C68324, 6.50%, 6/1/32	69,295
671,216	Pool #C73273, 6.00%, 11/1/32	739,009
448,408	Pool #C73525, 6.00%, 11/1/32	493,698
504,695	Pool #C74672, 5.50%, 11/1/32	544,866
819,367	Pool #C77844, 5.50%, 3/1/33	884,583
167,241	Pool #C77845, 5.50%, 3/1/33	180,552
520,146	Pool #C78252, 5.50%, 3/1/33	561,546
368,369	Pool #C78380, 5.50%, 3/1/33	397,689
223,200	Pool #C79178, 5.50%, 4/1/33	240,965
710,907	Pool #J00980, 5.00%, 1/1/21	762,837
486,736	Pool #J05466, 5.50%, 6/1/22	528,575
865,406	Pool #N31468, 6.00%, 11/1/37	935,504

		110,875,916

Ginnie Mae — 7.62%
698,917	Pool #409117, 5.50%, 6/20/38	755,154
841,069	Pool #487643, 5.00%, 2/15/39	898,262
1,360,950	Pool #514702, 8.25%, 12/15/32	1,360,408
482,591	Pool #588448, 6.25%, 9/15/32	504,792
1,620,991	Pool #616936, 5.50%, 1/15/36	1,757,914
607,034	Pool #617904, 5.75%, 9/15/23	624,344
575,966	Pool #624106, 5.13%, 3/15/34	594,793
458,540	Pool #664269, 5.85%, 6/15/38	494,964
1,420,380	Pool #675509, 5.50%, 6/15/38	1,544,352

75

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$ 867,485	Pool #685140, 5.90%, 4/15/38	$930,757
1,150,667	Pool #697672, 5.50%, 12/15/38	1,251,099
993,283	Pool #697814, 5.00%, 2/15/39	1,065,793
958,537	Pool #697885, 4.50%, 3/15/39	1,000,683
1,569,009	Pool #698112, 4.50%, 5/15/39	1,645,841
2,591,483	Pool #698113, 4.50%, 5/15/39	2,705,427
1,010,421	Pool #699294, 5.63%, 9/20/38	1,101,527
5,115,574	Pool #713519, 6.00%, 7/1/39	5,610,026
1,001,194	Pool #714561, 4.50%, 6/15/39	1,045,216
1,379,115	Pool #716822, 4.50%, 4/15/39	1,446,649
1,215,266	Pool #716823, 4.50%, 4/15/39	1,268,700
1,283,023	Pool #717132, 4.50%, 5/15/39	1,345,851
1,593,242	Pool #717133, 4.50%, 5/15/39	1,663,295
1,392,872	Pool #720080, 4.50%, 6/15/39	1,461,079
1,150,553	Pool #720521, 5.00%, 8/15/39	1,234,543
3,025,790	Pool #726550, 5.00%, 10/1/39	3,246,672
2,044,157	Pool #729018, 4.50%, 2/15/40	2,144,257
1,195,765	Pool #729019, 5.00%, 2/15/40	1,283,056

		39,985,454

Total U.S. Government Agency Backed Mortgages		567,181,206

(Cost $533,027,618)
U.S. Government Agency Obligations — 11.04%
Community Reinvestment Revenue Notes — 1.42%
514,759	3.39%, 8/1/35(b)(c)	505,726
7,250,000	3.98%, 8/1/35(b)(c)	6,960,801

		7,466,527

Freddie Mac — 0.38%
2,000,000	0.42%, 5/2/11(d)	1,993,392

Small Business Administration — 5.99%
269,854	0.55%, 4/25/28(a)	266,057
665,015	0.55%, 3/25/29(a)	655,699
1,966,229	0.55%, 9/25/30(a)	1,939,002
442,258	0.60%, 11/25/29(a)	436,940
282,952	0.60%, 3/25/28(a)	279,494
284,672	0.63%, 6/25/18(a)	282,041
1,158,401	0.63%, 4/15/32(c)	1,157,735
567,167	0.65%, 3/25/14(a)	563,485
447,422	0.66%, 7/15/32(c)	447,330
208,111	0.66%, 4/15/26(c)	208,068
983,947	0.66%, 11/15/26(c)	983,745
615,500	0.75%, 11/29/32(c)	615,871
1,340,046	0.80%, 4/15/33(c)	1,341,728
175,219	0.80%, 9/15/32(c)	175,439
252,882	0.80%, 2/21/33(c)	253,199

76

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$ 325,448	0.85%, 9/14/29(c)	$325,811
1,486,761	0.87%, 4/21/34(a)	1,489,487
662,578	0.88%, 11/17/19(a)	663,900
52,053	0.88%, 6/4/14(a)	52,148
786,612	0.88%, 2/15/32(c)	788,214
1,396,559	0.88%, 9/15/32(c)	1,399,403
1,215,961	0.90%, 3/14/18(c)	1,218,515
1,075,584	1.12%, 11/4/34(a)	1,080,696
117,571	1.13%, 7/30/17(a)	118,108
21,567,102	1.26%, 10/19/29*(c)	417,997
897,037	2.00%, 7/15/14(c)	909,222
283,500	2.75%, 6/30/20(c)	283,625
93,114	2.75%, 8/13/20(c)	93,155
222,703	2.75%, 2/17/20(c)	222,801
295,060	2.75%, 8/6/19(c)	295,187
769,931	3.13%, 10/25/15(a)	786,200
1,087,178	3.38%, 10/25/15(a)	1,113,230
367,523	3.38%, 5/25/16(a)	373,731
575,793	3.58%, 12/25/15(a)	590,309
204,649	4.33%, 12/1/19(a)	205,057
94,892	5.70%, 8/15/17(c)	98,745
386,272	5.85%, 12/15/27(c)	415,743
274,782	5.85%, 9/27/13(c)	279,737
113,357	5.86%, 11/15/22(c)	120,132
332,907	5.98%, 6/9/26(c)	357,961
193,415	6.00%, 4/15/22(c)	205,051
539,327	6.03%, 10/31/32(c)	590,962
419,845	6.10%, 10/15/27(c)	454,206
1,333,466	6.13%, 4/15/31(c)	1,457,059
252,514	6.15%, 1/10/32(c)	276,788
171,021	6.25%, 9/15/27(c)	186,261
938,909	6.28%, 8/15/17(c)	984,066
174,585	6.30%, 4/15/18(c)	179,367
72,607	6.33%, 3/15/27(c)	77,791
596,907	6.35%, 8/13/26(c)	647,695
1,008,888	6.45%, 2/19/32(c)	1,112,700
259,712	6.50%, 3/30/32(c)	286,713
51,721	6.51%, 7/6/27(c)	56,403
88,879	6.53%, 1/2/27(c)	96,850
61,953	6.69%, 5/28/24(c)	67,143
63,364	7.08%, 9/1/13(c)	65,285
160,816	7.08%, 1/19/14(c)	166,283
234,912	7.33%, 7/1/16(c)	247,396
173,938	7.33%, 2/23/16(c)	183,002
109,725	7.33%, 7/1/16(c)	115,608
164,054	7.38%, 4/1/15(c)	171,917
56,214	7.38%, 1/1/15(c)	58,776
74,038	7.58%, 8/1/16(c)	78,297

77

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$229,678	7.83%, 10/3/16(c)	$243,788
22,416	7.83%, 11/1/13(c)	23,261
49,391	8.08%, 10/1/16(c)	52,538
13,510	8.08%, 2/15/14(c)	14,080
3,611	9.58%, 2/15/12(c)	3,710
5,559	9.58%, 2/15/12(c)	5,710
10,455	9.83%, 1/10/32(c)	10,703

		31,424,356

United States Department of Agriculture — 3.25%
442,612	1.13%, 5/31/14(c)	456,717
2,165	4.45%, 4/2/18(c)	2,203
196,506	5.09%, 3/1/20(c)	203,742
344,447	5.25%, 10/26/22(c)	359,067
353,696	5.55%, 10/20/32(c)	384,807
330,799	5.55%, 10/20/32(c)	359,896
171,076	5.59%, 1/20/38(c)	179,901
527,828	5.60%, 11/29/30(c)	560,443
221,337	5.63%, 6/1/20(c)	231,176
363,078	5.63%, 4/15/27(c)	382,969
406,918	5.63%, 4/1/27(c)	429,164
66,266	5.64%, 1/20/38(c)	69,764
261,884	5.64%, 1/20/33(c)	279,964
625,382	5.64%, 1/20/38(c)	658,323
105,503	5.66%, 1/20/38(c)	111,099
104,287	5.66%, 10/20/32(c)	111,495
280,213	5.70%, 1/20/38(c)	295,343
221,475	5.73%, 4/20/37(c)	233,568
473,683	5.73%, 2/1/30(c)	503,624
769,526	5.75%, 1/20/33(c)	840,978
182,942	5.80%, 8/1/20(c)	191,456
97,462	5.83%, 11/1/20(c)	102,033
140,350	5.91%, 12/4/37(c)	148,760
87,127	5.92%, 10/20/37(c)	92,579
123,287	5.98%, 12/20/37(c)	133,943
349,149	5.98%, 12/31/26(c)	371,470
203,710	5.99%, 11/1/32(c)	223,640
130,073	6.01%, 11/8/32(c)	140,192
221,233	6.01%, 1/20/38(c)	234,798
74,419	6.01%, 7/20/36(c)	79,486
154,343	6.04%, 2/1/27(c)	164,222
182,428	6.05%, 1/5/26(c)	193,766
409,042	6.05%, 1/1/37(c)	439,129
512,554	6.07%, 4/20/37(c)	562,445
145,860	6.08%, 7/1/32(c)	160,397
100,550	6.09%, 5/17/22(c)	105,644
200,605	6.10%, 8/25/37(c)	214,334

78

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2010 (Unaudited)

Principal Amount		Value
$ 79,294	6.10%, 1/1/13(c)	$80,060
343,477	6.11%, 7/20/32(c)	377,975
215,287	6.12%, 4/20/37(c)	231,076
299,266	6.12%, 1/26/37(c)	321,488
136,496	6.13%, 11/1/26(c)	145,482
132,252	6.13%, 4/16/27(c)	141,091
679,515	6.13%, 4/4/27(c)	724,641
292,576	6.13%, 4/19/27(c)	312,144
544,550	6.13%, 5/15/14(c)	561,491
89,529	6.13%, 8/1/19(c)	93,796
98,156	6.13%, 7/20/22(c)	103,160
97,619	6.18%, 1/20/38(c)	104,076
222,803	6.20%, 1/20/37(c)	240,015
113,857	6.22%, 6/1/37(c)	122,207
59,028	6.23%, 2/1/27(c)	63,082
397,063	6.23%, 3/14/32(c)	429,227
605,148	6.25%, 1/1/37(c)	649,974
87,327	6.28%, 3/1/14(c)	89,807
85,448	6.28%, 2/1/28(c)	91,601
79,768	6.33%, 3/2/27(c)	85,447
209,885	6.38%, 1/31/37(c)	226,729
235,497	6.38%, 2/16/37(c)	254,394
53,677	6.38%, 3/1/27(c)	57,581
825,537	6.63%, 12/15/23(c)	879,579
197,606	6.64%, 4/20/37(c)	214,347
213,345	7.13%, 12/10/16(c)	223,000

		17,036,007

Total U.S. Government Agency Obligations		57,920,282

(Cost $57,339,608)
Promissory Notes — 2.05%
9,375,000	Massachusetts Housing Investment Corp. Term Loan, 6.67%, 4/1/35(b)(c)	10,748,025

Total Promissory Notes		10,748,025

(Cost $9,375,000)

Shares
Investment Company — 2.82%
14,770,520	JPMorgan Prime Money Market Fund	$14,770,520

Total Investment Company		14,770,520

(Cost $14,770,520)

79

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2010 (Unaudited)

Contracts
Call Swaptions Purchased — 0.81%
500,000	Pay a fixed rate of 5.35% and receive a floating rate based on 3-Month LIBOR, expiring May 23, 2024, Broker, UBS AG(c)	1,773,268
500,000	Pay a fixed rate of 5.75% and receive a floating rate based on 3-Month LIBOR, expiring June 28, 2029, Broker, UBS AG(c)	1,893,510
500,000	Pay a fixed rate of 6.00% and receive a floating rate based on 3-Month LIBOR, expiring June 18, 2019, Broker, Goldman Sachs International(c)	599,837

Total Call Swaptions Purchased		4,266,615

(Cost $5,503,750)

Total Investments		685,402,826
(Cost 648,578,085)(e) — 130.67%

Liabilities in excess of other assets — (30.67)%		(160,869,324)

NET ASSETS — 100.00%		$524,533,502

TBA Short Sale Commitment

Principal Amount		Proceeds	Value
$18,000,000	Fannie Mae 5.50%, 30 Year	$(19,241,016)	$(19,321,884)

*	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
(a)	Floating rate note. Rate shown is as of report date.
(b)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).

The total investment in restricted and illiquid securities representing $21,075,903 or 4.02% of net assets was as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	6/30/2010 Carrying Value Per Unit
$575,000	Atlantic Marine Corps Communities LLC	7/31/2007	$509,772	$0.85
$2,000,000	Pacific Beacon LLC	12/18/2006	$2,000,000	$0.71
$514,759	Community Reinvestment Revenue Note	3/24/2008	$511,568	$0.98
$7,250,000	Community Reinvestment Revenue Note	3/24/2008	$7,157,925	$0.96
$1,395,000	Fort Knox Military Housing Privatization Project	1/29/2007	$1,328,900	$0.69
$9,375,000	Massachusetts Housing Investment Corp.	3/29/2005	$9,375,000	$1.15

80

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2010 (Unaudited)

(c)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(d)	The rate represents the annualized yield at time of purchase.
(e)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

AMBAC – Insured by American Municipal Bond Insurance Assurance Corp.

IBC - Insured by International Bancshares Corp.

LOC – Letter of Credit

MBIA – Insured by MBIA

NATL-RE – Insured by National Public Finance Guarantee Corp.

OID–Original Issue Discount

See notes to schedules of portfolio investments.

81

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2010 (Unaudited)

1.Organization

RBC Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following nine investment portfolios (“Funds”):

- RBC Mid Cap Growth Fund (“Mid Cap Growth Fund”)

- RBC Enterprise Fund (“Enterprise Fund”)

- RBC Small Cap Core Fund (“Small Cap Core Fund”)

- RBC Microcap Value Fund (“Microcap Value Fund”)

- RBC Mid Cap Value Fund (“Mid Cap Value Fund”)

- Prime Money Market Fund

- U.S. Government Money Market Fund

- Tax-Free Money Market Fund

- Access Capital Community Investment Fund

RBC Global Asset Management (U.S.) Inc.(“RBC GAM (US))” or the “Advisor”), acts as the investment advisor for the Trust. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates and BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”) the Co-Administrator.

On July 1, 2010 the PNC Financial Services Group Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to the Bank of New York Mellon Corporation. At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. and PFPC Distributors, Inc. changed their names to BNY Mellon Investment Servicing (US) Inc. and BNY Mellon Distributors Inc., respectively. PFPC Trust Company will change its name at a later date to be announced.

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“GAAP”). Fund management follows these policies when preparing the Schedules of Portfolio Investments (“Schedules”).

Management may also be required to make estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Security Valuation:

Equity securities are generally valued on the basis of prices furnished by pricing services approved by the Trust’s Board of Trustees (the “Board”). Equity securities traded on one or more U.S. exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). If there was no sale on the primary exchange on the day the net asset value is calculated, the most recent bid quotation generally will be used. In cases where neither closing prices nor bid prices are available, or where those prices do not accurately reflect the value of the security, a security will be valued in accordance with the Funds’ approved pricing and valuation procedures to determine a security’s fair value. These procedures are also used to determine the fair value of a security if a significant event occurs that materially affects the value of the security. Investments in open-end investment companies are valued at net asset value.

Bonds and other fixed income securities, including TBA commitments, are generally valued on the basis of prices furnished by pricing services approved by the Trust’s Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. Valuations of certain mortgage backed securities that qualify under the Community Reinvestment Act (“CRA”) may also include adjustments to reflect the CRA premium indicated by the independent pricing agent to reflect the higher valuations accorded these securities in

82

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

the market for their geographically or other targeted nature. Swaptions are fair valued using methodologies approved by the Trust’s Board. These valuation techniques take into account mutiple factors, including fundamental security analytical data, information from broker-dealers, market spreads and interest rates. Short-term debt obligations, with less than 60 days to maturity at time of purchase, are valued at amortized cost unless Fund Management determines that amortized cost no longer approximates market value. In such cases where a security price is unavailable, or where Fund Management determines that the value provided by the pricing services or amortized cost does not approximate fair value, the Board has approved pricing and valuation procedures to determine a security’s fair value. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; and trading in similar securities. Exchange traded financial futures are valued at the settlement price as established by the exchange on which they are traded.

Securities held by the Money Market Funds are valued at amortized cost, which approximates fair market value, in order to maintain a constant net asset value of $1.00 per share. If amortized cost no longer approximates market value due to credit or other impairments of an issuer, the Fund will use pricing and valuation procedures approved by the Trust’s Board of Trustees (the “Board”) to determine a security’s fair value.

Money market funds must invest exclusively in high quality securities. To be considered high quality, a security must be rated in one of the two highest short-term credit quality categories by a nationally recognized rating organization such as Standard & Poors Corporation or Moody’s Investors Service.

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Mid Cap Growth Fund	$51,835,210	$7,910,480	$(3,656,181)	$4,254,299
Enterprise Fund	133,842,380	26,814,045	(29,598,906)	(2,784,861)
Small Cap Core Fund	34,743,698	10,554,970	(4,520,024)	6,034,946
Microcap Value Fund	201,310,607	24,954,034	(70,294,335)	(45,340,301)
Mid Cap Value Fund	1,721,149	22,489	(167,458)	(144,969)
Access Capital Community Investment Fund	648,578,085	40,081,355	(3,256,614)	36,824,741

Investment Transactions:

Investment transactions are recorded on one business day after trade date, except on the last business day of each fiscal quarter end, or for the Money Market Funds, when they are recorded on trade date.

Financial Instruments

When Issued Transactions

The Funds may engage in when-issued transactions. The Funds record when-issued securities one business day after trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. When-issued securities are identified in the Schedules of Portfolio Investments.

Repurchase Agreements

The Funds may enter into repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks (as measured by domestic deposits) who are deemed creditworthy under guidelines approved by the Board. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by U.S. Bank N.A., the Funds’ custodian bank until maturity of the repurchase agreement. The Funds have procedures to secure additional collateral, if needed, to ensure that the daily market value of the

83

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

collateral remains in excess of the repurchase agreement in the event of a default.

Reverse Repurchase Agreements

To obtain short-term financing, the Access Capital Community Investment Fund may enter into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value, including accrued interest, not less than the repurchase price. Based on requirements with certain exchanges and third party brokers-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral. If the counterparty to the transaction is rendered insolvent, the ultimate realization of the securities to be repurchased by the Fund may be delayed or limited. Details of open reverse repurchase agreements for the Access Capital Community Investment Fund at June 30, 2010 were as follows:

	Rate	Trade Date	Maturity Date	Net Closing Amount	Par
Goldman Sachs	0.25%	6/17/10	7/01/10	$(47,313,538)	$(47,308,938)
Goldman Sachs	0.24%	5/05/10	7/06/10	(5,328,201)	(5,326,000)
Goldman Sachs	0.26%	4/06/10	7/06/10	(21,963,432)	(21,949,007)
Mizuho Securities	0.27%	4/13/10	7/13/10	(17,932,230)	(17,920,000)
Goldman Sachs	0.27%	6/10/10	7/20/10	(41,205,358)	(41,193,000)
Goldman Sachs	0.27%	5/06/10	8/03/10	(19,391,935)	(19,379,000)

Details of underlying collateral pledged for open reverse repurchase agreements in addition to segregated cash collateral at June 30, 2010 were as follows:

	Description	Rate	Maturity Date	Par	Market Value
Goldman Sachs
6/17/10 to 7/1/10
	Fannie Mae Pool #257892	5.50	2/01/38	$2,601,166	$2,808,869
	Fannie Mae Pool #663159	5.00	7/01/32	4,978,515	5,309,949
	Fannie Mae Pool #727312	5.00	9/01/33	3,013,188	3,204,463
	Fannie Mae Pool #806754	4.50	9/01/34	3,348,788	3,505,867
	Fannie Mae Pool #806761	5.50	9/01/34	4,559,150	4,909,920
	Fannie Mae Pool #829649	5.50	3/01/35	1,569,527	1,698,130
	Fannie Mae Pool #844361	5.50	11/01/35	3,788,472	4,095,338
	Fannie Mae Pool #885724	5.50	6/01/36	2,825,043	3,037,098
	Fannie Mae Pool #944502	6.00	6/01/37	1,491,106	1,622,836
	Fannie Mae Pool #986957	5.50	7/01/38	1,556,984	1,673,524
	Fannie Mae Pool #990510	5.50	8/01/38	1,457,362	1,566,446
	Freddie Mac Pool #A14325	5.00	9/01/33	1,456,340	1,548,105
	Freddie Mac Pool #A25310	5.00	6/01/34	1,997,162	2,119,883
	Freddie Mac Pool #A28241	5.50	10/01/34	1,597,434	1,723,082
	Freddie Mac Pool #A37185	5.00	9/01/35	1,274,043	1,357,506
	Freddie Mac Pool #A59530	5.50	4/01/37	1,436,625	1,543,483
	Freddie Mac Pool #A61916	6.00	6/01/37	2,991,152	3,252,130
	Freddie Mac Pool #A66116	6.00	9/01/37	1,527,801	1,661,101
	Freddie Mac Pool #A66156	6.50	9/01/37	$1,752,389	$1,924,178
	Freddie Mac Pool #A67630	6.00	11/01/37	1,448,322	1,581,930

					$50,143,838

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NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

	Description	Rate	Maturity Date	Par	Market Value
Goldman Sachs
5/5/10 to 7/6/10
	Fannie Mae Pool #777621	5.00%	2/01/34	$2,850,575	$3,031,528
	Freddie Mac Pool #A66061	5.50%	8/01/37	2,379,887	2,556,906

					$5,588,434

Goldman Sachs
4/6/10 to 7/6/10
	Fannie Mae Pool #258627	5.50%	2/01/36	$ 792,675	$856,882
	Fannie Mae Pool #702478	5.50%	6/01/33	2,365,017	2,550,671
	Fannie Mae Pool #952598	6.00%	7/01/37	1,838,976	2,001,438
	Fannie Mae Pool #952632	6.00%	7/01/37	2,210,798	2,413,017
	Freddie Mac Pool #A20540	5.50%	4/01/34	1,312,251	1,415,468
	Freddie Mac Pool #A40538	5.00%	12/01/35	1,829,068	1,948,891
	Freddie Mac Pool #A42097	5.00%	1/01/36	1,350,519	1,432,240
	Freddie Mac Pool #A42803	5.50%	2/01/36	1,551,961	1,671,123
	Freddie Mac Pool #A46735	5.00%	8/01/35	1,487,014	1,576,993
	Freddie Mac Pool #A47552	5.00%	11/01/35	1,189,627	1,261,611
	Freddie Mac Pool #A61754	5.50%	5/01/37	1,275,185	1,370,035
	Freddie Mac Pool #A63456	5.50%	6/01/37	2,883,277	3,119,363

					$21,617,732

Mizuho Securities
4/13/10 to
7/13/10
	Fannie Mae Pool #386608	5.37%	11/01/21	$4,649,910	$5,040,881
	Fannie Mae Pool #387590	4.90%	9/01/15	9,366,241	10,247,224
	Fannie Mae Pool #AD1942	4.50%	1/01/40	3,443,298	3,591,898

					$18,880,003

Goldman Sachs
6/10/10 to
7/20/10
	Fannie Mae Pool #AA0527	5.50%	12/01/38	$5,449,632	$5,898,410
	Fannie Mae Pool #AC7199	5.00%	12/01/39	4,855,949	5,169,512
	Fannie Mae Pool #AD1470	5.00%	2/01/39	3,018,722	3,213,650
	Fannie Mae Pool #AD1471	4.50%	2/01/39	2,939,022	3,065,858
	Fannie Mae Pool #AD1560	5.00%	3/01/40	3,712,454	3,952,179
	Fannie Mae Pool #AD1585	4.50%	2/01/40	4,057,163	4,232,254
	Fannie Mae Pool #AD1988	4.50%	2/01/40	4,938,112	5,151,221
	Fannie Mae Pool #AD4456	4.50%	4/16/40	3,482,845	3,633,150
	Fannie Mae Pool #AD4458	4.50%	4/01/40	2,841,932	2,950,369
	Ginnie Mae Pool #713519	6.00%	7/01/39	5,115,574	5,610,026
	Ginnie Mae Pool #726550	5.00%	10/01/39	$3,025,790	$3,246,672

					$46,123,301

85

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

	Description	Rate	Maturity Date	Par	Market Value
Goldman Sachs
5/6/10 to 8/3/10
	Fannie Mae Pool #815009	5.00%	4/01/35	$1,765,271	$1,882,570
	Fannie Mae Pool #829005	5.00%	8/01/35	1,773,652	1,882,639
	Fannie Mae Pool #835287	5.00%	8/01/35	1,130,920	1,206,067
	Fannie Mae Pool #866969	6.00%	2/01/36	1,674,476	1,822,405
	Fannie Mae Pool #908672	5.50%	1/01/37	1,454,909	1,564,118
	Fannie Mae Pool #941204	5.50%	6/01/37	1,374,837	1,484,618
	Fannie Mae Pool #AD1943	5.00%	1/01/40	1,287,135	1,370,249
	Freddie Mac Pool #A34999	5.50%	4/01/35	2,073,333	2,232,527
	Freddie Mac Pool #A38830	5.00%	5/01/35	1,818,145	1,928,161
	Freddie Mac Pool #A42805	6.00%	2/01/36	886,876	967,581
	Freddie Mac Pool #A64012	5.50%	7/01/37	983,445	1,056,595
	Ginnie Mae Pool #675509	5.50%	6/15/38	1,420,380	1,544,352

					$18,941,882

Derivatives

The Access Capital Community Investment Fund may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Losses may arise if the price of the contract decreases due to an unfavorable change in the price of the underlying instrument or if the counterparty does not perform under the contract. To the extent amounts due to the Fund from their counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund’s maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Fund. For over-the-counter purchased options, the Fund bears the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Fund do not give rise to counterparty credit risk, as written options obligate the Fund to perform and not the counterparty. Counterparty risk related to exchange traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

86

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Fair Values of Derivative Instruments as of June 30, 2010 are as follows*:

Derivative Instruments Categorized by Risk Exposure		Fair Value
	Asset Derivatives Value
Interest Rate Contracts	Assets - Investments at Value (Call Swaptions)	$4,266,615
	Liability Derivatives Value
Interest Rate Contracts	Assets- Margin Variation Payable	(1,172)

Total		$4,265,443

* For open derivative instruments as of June 30, 2010 , see the preceding tables on the Schedule of Portfolio Investments and the following section for financial futures contracts.

Financial Futures Contracts

The Access Capital Community Investment Fund entered into futures contracts in an effort to manage the duration of the portfolio or to hedge against market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying index. A Fund would recognize an unrealized gain or loss each day equal to these daily payments. Financial futures contracts involve minimal counterparty risk since financial futures contracts are guaranteed against default by the exchange on which they trade.

The Access Capital Community Investment Fund had the following open futures contracts at June 30, 2010:

Short Contracts	Number of Contracts	Expiration Date	Unrealized Appreciation Depreciation	Notional Value	Counterparty

Ten Year Swap	175	September 2010	$(419,922)	$18,425,391	Barclays Capital
Five Year U.S. Treasury Bond	425	September 2010	$(604,273)	$49,695,140	Barclays Capital
Ten Year U.S. Treasury Bond	150	September 2010	$(23,438)	$18,358,594	Barclays Capital

Details of underlying collateral pledged for open futures contracts at June 30, 2010 were as follows:

Description	Yield	Maturity Date	Par	Market Value

Freddie Mac Discount Note	0.42%	05/02/11	$2,000,000	$1,993,392

87

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Options

Funds may write (or sell) put and call options on the securities that the Fund is authorized to buy or already holds in its portfolio. A Fund may also purchase put and call options. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the agreed-upon exercise (or “strike”) price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the strike price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

Swaptions

The Funds may purchase or write swaptions in an attempt to gain additional protection against the effects of interest rate fluctuations. Swap options (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option (interest rate risk). In purchasing and writing swaptions, the Fund bears the risk of an unfavorable change in the price of the underlying interest rate swap or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. The Fund executes transactions in over-the-counter swaptions. Transactions in over-the-counter swaptions may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

TBA Commitments

The Access Capital Community Investment Fund may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation”.

Credit Enhancement

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC and MBIA).

Fair Value Measurements

Various inputs are used in determining the fair value of investments which are as follows:

•     Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•     Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Generally, the types of securities included in Level 2 for the Funds are U.S. Treasury bills and certain money market instruments, including those valued at amortized cost under Rule 2a-7. Amortized cost approximates the current fair value of a security, but is not obtained from a quoted price in an active market.

•     Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

88

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2010 is as follows:

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Mid Cap Growth Fund	$56,089,509(e)	$—	$—	$56,089,509
Enterprise Fund	131,057,519(e)	—	—	131,057,519
Small Cap Core Fund	40,778,644(e)	—	—	40,778,644
Microcap Value Fund	155,732,131(e)	—	238,175(a)	155,970,306
Mid Cap Value Fund	1,576,180(e)	—	—	1,576,180
Prime Money Market Fund	100,000,000(b)	17,084,050,862(c)	—	17,184,050,862
U.S. Government Money Market Fund	—	5,763,353,865(c)	—	5,763,353,865
Tax Free Money Market Fund	—	1,535,086,089(d)	—	1,535,086,089
Access Capital Community Investment Fund	14,770,520(b)	670,632,306(c)	—	685,402,826

Liabilities:
Investments in Securities
Other Financial Instruments*
Access Capital Community Investment Fund	(1,047,633)	—	—	(1,047,633)

(a) Represents Lazare Kaplan International, Inc. a security in the Consumer Descretionary Industry as disclosed in the Schedules of Portfolio Investments.

(b) Level 1 investments consist of Investment Companies.

(c) The breakdown of the Fund’s investments by security type is disclosed in the Schedules of Portfolio Investments.

(d) The breakdown of the Fund’s investments by state classification is disclosed in the Schedules of Portfolio Investments.

(e) The breakdown of the Fund’s investments into major catagories is disclosed in the Schedules of Portfolio Investments.

* Other financial instruments are instruments not reflected in the Schedule of Portfolio Investments, such as futures contracts which are valued at the unrealized appreciation/(depreciation) on the investment.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Microcap Value Fund

Balance as of 09/30/09(market value)	$—
Transfer in to Level 3	238,175

Balance as of 6/30/10(market value)	$238,175

89

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

3. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of September 30, 2009 the following Funds had net capital loss carryforwards to offset future net capital gains.

	Capital Loss Carryforward	Expires
Mid Cap Growth Fund	$1,284,433	2017
Enterprise Fund	81,833	2017
Small Cap Core Fund	547,840	2017
Microcap Value Fund	1,092,919	2017

Prime Money Market Fund
	3,069	2013
	40,324	2014
	52,797	2015
	38,902	2016
	4,606,628	2017

Access Capital Community Investment Fund
	1,911,397	2011
	3,756,334	2012
	659,184	2013
	27,743	2014
	2,484,167	2015
	8,197,543	2016

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2010.

Deferred Post-October Losses
Mid Cap Growth Fund	$12,133,643
Enterprise Fund	17,369,834
Small Cap Core Fund	3,845,580
Microcap Value Fund	23,959,367
U.S. Government Money Market Fund	8,450
Access Capital Community Investment Fund	11,847,378

90

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RBC Funds Trust

By (Signature and Title)* /s/ Erik R. Preus
Erik R. Preus, President and Chief Executive Officer (principal executive officer)

Date 8/25/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Erik R. Preus
Erik R. Preus, President and Chief Executive Officer
(principal executive officer)

Date 8/25/10

By (Signature and Title)* /s/ Kathleen A. Hegna
Kathleen A. Hegna, Chief Financial Officer
(principal financial officer)

Date 8/25/10

* Print the name and title of each signing officer under his or her signature.